UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2021

Item 1.

Reports to Stockholders

Fidelity Advisor® Real Estate Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
American Tower Corp.	15.9
Digital Realty Trust, Inc.	10.8
Prologis (REIT), Inc.	10.5
CubeSmart	6.6
CBRE Group, Inc.	5.0
VICI Properties, Inc.	4.8
Mid-America Apartment Communities, Inc.	4.7
Essex Property Trust, Inc.	4.6
Ventas, Inc.	4.5
Four Corners Property Trust, Inc.	4.3
71.7

Top Five REIT Sectors as of January 31, 2021

% of fund's net assets
REITs - Diversified	19.4
REITs - Management/Investment	17.6
REITs - Apartments	13.2
REITs - Warehouse/Industrial	13.0
REITs - Storage	7.7

Asset Allocation (% of fund's net assets)

As of January 31, 2021
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 93.8%
REITs - Apartments - 13.2%
Essex Property Trust, Inc.	76,747	$18,389,349
Invitation Homes, Inc.	536,200	15,807,176
Mid-America Apartment Communities, Inc.	142,600	18,930,150
		53,126,675
REITs - Diversified - 19.4%
Digital Realty Trust, Inc.	303,500	43,688,825
Lamar Advertising Co. Class A	101,100	8,166,858
SBA Communications Corp. Class A	26,700	7,173,489
VICI Properties, Inc.	760,100	19,215,328
		78,244,500
REITs - Health Care - 7.7%
Healthcare Realty Trust, Inc.	423,300	12,703,233
Ventas, Inc.	393,605	18,133,382
		30,836,615
REITs - Hotels - 3.5%
RLJ Lodging Trust	1,093,026	14,110,966
REITs - Management/Investment - 17.6%
American Tower Corp.	280,800	63,842,688
Weyerhaeuser Co.	224,800	7,011,512
		70,854,200
REITs - Manufactured Homes - 2.5%
Equity Lifestyle Properties, Inc.	165,706	10,081,553
REITs - Office Property - 4.9%
Alexandria Real Estate Equities, Inc.	69,900	11,680,989
Douglas Emmett, Inc.	293,900	8,143,969
		19,824,958
REITs - Single Tenant - 4.3%
Four Corners Property Trust, Inc.	664,300	17,510,948
REITs - Storage - 7.7%
CubeSmart	759,200	26,450,528
Iron Mountain, Inc. (a)	135,000	4,545,450
		30,995,978
REITs - Warehouse/Industrial - 13.0%
Americold Realty Trust (a)	289,700	10,113,427
Prologis (REIT), Inc.	411,354	42,451,733
		52,565,160

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		378,151,553

Hotels, Restaurants & Leisure - 0.8%
Casinos & Gaming - 0.8%
Caesars Entertainment, Inc. (b)	42,800	3,012,692
Real Estate Management & Development - 5.0%
Real Estate Services - 5.0%
CBRE Group, Inc. (b)	331,900	20,239,262
TOTAL COMMON STOCKS
(Cost $314,884,350)		401,403,507

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.09% (c)	3,246,727	3,247,376
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	11,168,958	11,170,075
TOTAL MONEY MARKET FUNDS
(Cost $14,417,451)		14,417,451
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $329,301,801)		415,820,958
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(12,842,587)
NET ASSETS - 100%		$402,978,371

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$925
Fidelity Securities Lending Cash Central Fund	3,269
Total	$4,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$401,403,507	$401,403,507	$--	$--
Money Market Funds	14,417,451	14,417,451	--	--
Total Investments in Securities:	$415,820,958	$415,820,958	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,982,978) — See accompanying schedule: Unaffiliated issuers (cost $314,884,350)	$401,403,507
Fidelity Central Funds (cost $14,417,451)	14,417,451
Total Investment in Securities (cost $329,301,801)		$415,820,958
Cash		14,412
Receivable for investments sold		1,010,695
Receivable for fund shares sold		311,799
Dividends receivable		339,647
Distributions receivable from Fidelity Central Funds		1,085
Prepaid expenses		3,906
Other receivables		103,194
Total assets		417,605,696
Liabilities
Payable for investments purchased	$2,245,795
Payable for fund shares redeemed	743,277
Accrued management fee	176,742
Distribution and service plan fees payable	78,453
Other affiliated payables	95,008
Other payables and accrued expenses	117,975
Collateral on securities loaned	11,170,075
Total liabilities		14,627,325
Net Assets		$402,978,371
Net Assets consist of:
Paid in capital		$316,384,026
Total accumulated earnings (loss)		86,594,345
Net Assets		$402,978,371
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($110,831,515 ÷ 5,710,959 shares)(a)		$19.41
Maximum offering price per share (100/94.25 of $19.41)		$20.59
Class M:
Net Asset Value and redemption price per share ($97,611,544 ÷ 5,038,337 shares)(a)		$19.37
Maximum offering price per share (100/96.50 of $19.37)		$20.07
Class C:
Net Asset Value and offering price per share ($17,240,014 ÷ 918,832 shares)(a)		$18.76
Class I:
Net Asset Value, offering price and redemption price per share ($167,023,753 ÷ 8,508,778 shares)		$19.63
Class Z:
Net Asset Value, offering price and redemption price per share ($10,271,545 ÷ 523,203 shares)		$19.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$4,946,067
Income from Fidelity Central Funds (including $3,269 from security lending)		4,194
Total income		4,950,261
Expenses
Management fee	$1,079,002
Transfer agent fees	504,180
Distribution and service plan fees	476,776
Accounting fees	79,385
Custodian fees and expenses	5,478
Independent trustees' fees and expenses	1,012
Registration fees	53,812
Audit	26,897
Legal	513
Interest	259
Miscellaneous	7,177
Total expenses before reductions	2,234,491
Expense reductions	(24,124)
Total expenses after reductions		2,210,367
Net investment income (loss)		2,739,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,180,076
Fidelity Central Funds	(129)
Total net realized gain (loss)		3,179,947
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,526,147
Fidelity Central Funds	(90)
Total change in net unrealized appreciation (depreciation)		3,526,057
Net gain (loss)		6,706,004
Net increase (decrease) in net assets resulting from operations		$9,445,898

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,739,894	$9,437,114
Net realized gain (loss)	3,179,947	16,496,833
Change in net unrealized appreciation (depreciation)	3,526,057	(61,855,882)
Net increase (decrease) in net assets resulting from operations	9,445,898	(35,921,935)
Distributions to shareholders	(14,596,486)	(41,051,862)
Share transactions - net increase (decrease)	(16,609,385)	(39,601,264)
Total increase (decrease) in net assets	(21,759,973)	(116,575,061)
Net Assets
Beginning of period	424,738,344	541,313,405
End of period	$402,978,371	$424,738,344

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.62	$22.91	$22.07	$22.96	$25.93	$22.90
Income from Investment Operations
Net investment income (loss)A	.13	.41	.37	.37	.33	.37
Net realized and unrealized gain (loss)	.38	(1.91)	1.63	.21	(1.82)	3.61
Total from investment operations	.51	(1.50)	2.00	.58	(1.49)	3.98
Distributions from net investment income	(.24)	(.38)	(.43)	(.36)	(.30)	(.36)
Distributions from net realized gain	(.48)	(1.41)	(.73)	(1.11)	(1.18)	(.59)
Total distributions	(.72)	(1.79)	(1.16)	(1.47)	(1.48)	(.95)
Net asset value, end of period	$19.41	$19.62	$22.91	$22.07	$22.96	$25.93
Total ReturnB,C,D	2.63%	(7.21)%	9.62%	2.55%	(5.63)%	18.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%G	1.10%	1.10%	1.10%	1.09%	1.09%
Expenses net of fee waivers, if any	1.11%G	1.10%	1.09%	1.10%	1.09%	1.09%
Expenses net of all reductions	1.10%G	1.09%	1.09%	1.10%	1.08%	1.08%
Net investment income (loss)	1.32%G	1.93%	1.68%	1.70%	1.42%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$110,832	$115,736	$151,536	$161,570	$249,442	$370,408
Portfolio turnover rateH	83%G	56%	49%	41%	69%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.58	$22.87	$22.05	$22.94	$25.90	$22.88
Income from Investment Operations
Net investment income (loss)A	.11	.36	.32	.32	.27	.32
Net realized and unrealized gain (loss)	.37	(1.90)	1.62	.21	(1.81)	3.60
Total from investment operations	.48	(1.54)	1.94	.53	(1.54)	3.92
Distributions from net investment income	(.22)	(.34)	(.39)	(.31)	(.24)	(.30)
Distributions from net realized gain	(.48)	(1.41)	(.73)	(1.11)	(1.18)	(.59)
Total distributions	(.69)B	(1.75)	(1.12)	(1.42)	(1.42)	(.90)B
Net asset value, end of period	$19.37	$19.58	$22.87	$22.05	$22.94	$25.90
Total ReturnC,D,E	2.51%	(7.42)%	9.35%	2.34%	(5.83)%	18.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.31%	1.32%	1.33%	1.33%	1.33%
Expenses net of fee waivers, if any	1.33%H	1.31%	1.31%	1.33%	1.33%	1.33%
Expenses net of all reductions	1.31%H	1.30%	1.31%	1.32%	1.32%	1.32%
Net investment income (loss)	1.11%H	1.71%	1.46%	1.47%	1.18%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$97,612	$98,724	$128,754	$127,038	$153,285	$199,431
Portfolio turnover rateI	83%H	56%	49%	41%	69%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$18.97	$22.26	$21.54	$22.46	$25.43	$22.49
Income from Investment Operations
Net investment income (loss)A	.05	.23	.19	.20	.15	.19
Net realized and unrealized gain (loss)	.36	(1.85)	1.58	.20	(1.78)	3.54
Total from investment operations	.41	(1.62)	1.77	.40	(1.63)	3.73
Distributions from net investment income	(.15)	(.26)	(.32)	(.21)	(.16)	(.20)
Distributions from net realized gain	(.48)	(1.41)	(.73)	(1.11)	(1.18)	(.59)
Total distributions	(.62)B	(1.67)	(1.05)	(1.32)	(1.34)	(.79)
Net asset value, end of period	$18.76	$18.97	$22.26	$21.54	$22.46	$25.43
Total ReturnC,D,E	2.22%	(7.95)%	8.72%	1.77%	(6.34)%	17.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.89%	1.88%	1.88%	1.86%	1.86%
Expenses net of fee waivers, if any	1.89%H	1.89%	1.88%	1.88%	1.86%	1.86%
Expenses net of all reductions	1.88%H	1.88%	1.88%	1.87%	1.86%	1.85%
Net investment income (loss)	.54%H	1.14%	.89%	.92%	.65%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$17,240	$20,774	$28,982	$43,690	$62,551	$86,755
Portfolio turnover rateI	83%H	56%	49%	41%	69%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.84	$23.15	$22.28	$23.17	$26.15	$23.09
Income from Investment Operations
Net investment income (loss)A	.15	.46	.43	.43	.39	.43
Net realized and unrealized gain (loss)	.38	(1.92)	1.65	.21	(1.83)	3.64
Total from investment operations	.53	(1.46)	2.08	.64	(1.44)	4.07
Distributions from net investment income	(.27)	(.44)	(.48)	(.42)	(.36)	(.41)
Distributions from net realized gain	(.48)	(1.41)	(.73)	(1.11)	(1.18)	(.59)
Total distributions	(.74)B	(1.85)	(1.21)	(1.53)	(1.54)	(1.01)B
Net asset value, end of period	$19.63	$19.84	$23.15	$22.28	$23.17	$26.15
Total ReturnC,D	2.73%	(6.99)%	9.93%	2.84%	(5.36)%	18.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.89%G	.86%	.81%	.82%	.82%	.84%
Expenses net of fee waivers, if any	.89%G	.86%	.81%	.82%	.82%	.83%
Expenses net of all reductions	.88%G	.85%	.81%	.81%	.81%	.83%
Net investment income (loss)	1.55%G	2.17%	1.96%	1.98%	1.69%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$167,024	$180,346	$225,407	$284,857	$399,578	$422,848
Portfolio turnover rateH	83%G	56%	49%	41%	69%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$19.85	$23.16	$21.91
Income from Investment Operations
Net investment income (loss)B	.17	.50	.40
Net realized and unrealized gain (loss)	.38	(1.92)	1.94
Total from investment operations	.55	(1.42)	2.34
Distributions from net investment income	(.30)	(.48)	(.36)
Distributions from net realized gain	(.48)	(1.41)	(.73)
Total distributions	(.77)C	(1.89)	(1.09)
Net asset value, end of period	$19.63	$19.85	$23.16
Total ReturnD,E	2.83%	(6.80)%	11.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.65%	.65%H
Expenses net of fee waivers, if any	.66%H	.65%	.64%H
Expenses net of all reductions	.65%H	.64%	.64%H
Net investment income (loss)	1.78%H	2.38%	2.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$10,272	$9,157	$6,634
Portfolio turnover rateI	83%H	56%	49%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Real Estate Fund	$88,069

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,891,761
Gross unrealized depreciation	(10,635,360)
Net unrealized appreciation (depreciation)	$85,256,401
Tax cost	$330,564,557

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Real Estate Fund	167,579,610	195,149,119

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$138,501	$1,272
Class M	.25%	.25%	242,348	–
Class C	.75%	.25%	95,927	7,789
			$476,776	$9,061

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,307
Class M	1,440
Class C(a)	1,048
$10,795

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$138,497.25
Class M	102,261.21
Class C	26,907.28
Class I	233,635.28
Class Z	2,880.04
	$504,180

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Real Estate Fund	$2,358

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Real Estate Fund	Borrower	$4,674,500.33%		$259

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $58,430,122 and $18,934,504, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Real Estate Fund	$420

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Real Estate Fund	$363	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $23,520 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $604.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Class A	$3,943,668	$11,351,149
Class M	3,401,104	9,900,861
Class C	608,843	2,212,295
Class I	6,087,322	16,797,330
Class Z	555,549	790,227
Total	$14,596,486	$41,051,862

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Class A
Shares sold	490,164	1,177,605	$9,482,161	$24,680,361
Reinvestment of distributions	201,989	518,941	3,878,210	11,204,406
Shares redeemed	(880,990)	(2,412,107)	(17,121,919)	(50,221,247)
Net increase (decrease)	(188,837)	(715,561)	$(3,761,548)	$(14,336,480)
Class M
Shares sold	306,148	950,286	$5,949,267	$20,331,432
Reinvestment of distributions	176,839	456,913	3,389,170	9,847,117
Shares redeemed	(486,108)	(1,995,286)	(9,427,792)	(42,434,132)
Net increase (decrease)	(3,121)	(588,087)	$(89,355)	$(12,255,583)
Class C
Shares sold	46,707	220,320	$880,758	$4,724,593
Reinvestment of distributions	32,588	101,651	604,904	2,127,235
Shares redeemed	(255,400)	(528,900)	(4,798,238)	(10,184,069)
Net increase (decrease)	(176,105)	(206,929)	$(3,312,576)	$(3,332,241)
Class I
Shares sold	1,467,242	3,925,859	$28,855,196	$80,680,448
Reinvestment of distributions	297,785	746,499	5,784,721	16,292,429
Shares redeemed	(2,347,030)	(5,319,374)	(45,271,066)	(110,572,461)
Net increase (decrease)	(582,003)	(647,016)	$(10,631,149)	$(13,599,584)
Class Z
Shares sold	478,175	430,251	$9,204,607	$9,103,828
Reinvestment of distributions	14,639	33,911	284,395	738,465
Shares redeemed	(431,003)	(289,280)	(8,303,759)	(5,919,669)
Net increase (decrease)	61,811	174,882	$1,185,243	$3,922,624

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Advisor Real Estate Fund
Class A	1.11%
Actual		$1,000.00	$1,026.30	$5.67
Hypothetical-C		$1,000.00	$1,019.61	$5.65
Class M	1.33%
Actual		$1,000.00	$1,025.10	$6.79
Hypothetical-C		$1,000.00	$1,018.50	$6.77
Class C	1.89%
Actual		$1,000.00	$1,022.20	$9.63
Hypothetical-C		$1,000.00	$1,015.68	$9.60
Class I	.89%
Actual		$1,000.00	$1,027.30	$4.55
Hypothetical-C		$1,000.00	$1,020.72	$4.53
Class Z	.66%
Actual		$1,000.00	$1,028.30	$3.37
Hypothetical-C		$1,000.00	$1,021.88	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

ARE-SANN-0321
1.783109.119

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor® Communications Equipment Fund

Fidelity Advisor® Consumer Discretionary Fund

Fidelity Advisor® Energy Fund

Fidelity Advisor® Financial Services Fund

Fidelity Advisor® Health Care Fund

Fidelity Advisor® Industrials Fund

Fidelity Advisor® Semiconductors Fund

Fidelity Advisor® Technology Fund

Fidelity Advisor® Utilities Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Fidelity Advisor® Biotechnology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Communications Equipment Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Financial Services Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Health Care Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Semiconductors Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Advisor® Biotechnology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
AbbVie, Inc.	20.5
Regeneron Pharmaceuticals, Inc.	7.6
Alnylam Pharmaceuticals, Inc.	5.2
Novavax, Inc.	4.4
Vertex Pharmaceuticals, Inc.	3.8
Argenx SE ADR	3.7
AstraZeneca PLC sponsored ADR	2.9
TG Therapeutics, Inc.	2.7
Ascendis Pharma A/S sponsored ADR	2.6
Agios Pharmaceuticals, Inc.	2.5
55.9

Top Industries (% of fund's net assets)

As of January 31, 2021
Biotechnology	92.5%
Pharmaceuticals	6.8%
Health Care Providers & Services	0.1%
All Others*	0.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Biotechnology Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Biotechnology - 92.0%
Biotechnology - 92.0%
AbbVie, Inc.	5,632,380	$577,206,303
ADC Therapeutics SA (a)(b)	262,223	7,491,711
Agios Pharmaceuticals, Inc. (a)	1,471,795	69,130,211
Alnylam Pharmaceuticals, Inc. (a)	976,386	146,926,565
Amicus Therapeutics, Inc. (a)	835,800	15,804,978
Annexon, Inc. (a)	175,199	3,854,378
Arcutis Biotherapeutics, Inc. (a)	818,733	22,343,224
Argenx SE ADR (a)	353,200	103,494,664
Ascendis Pharma A/S sponsored ADR (a)	496,039	74,480,256
Aurinia Pharmaceuticals, Inc. (a)(b)	1,377,900	23,024,709
Autolus Therapeutics Ltd. ADR (a)(b)	996,000	7,320,600
BeiGene Ltd. (a)	109,800	2,692,159
BeiGene Ltd. ADR (a)	57,900	18,528,000
BioAtla, Inc.	43,744	1,923,424
Biogen, Inc. (a)	193,500	54,685,035
Black Diamond Therapeutics, Inc. (a)(b)	228,061	5,649,071
ChemoCentryx, Inc. (a)	548,074	31,245,699
Codiak Biosciences, Inc.	124,578	2,826,177
Crinetics Pharmaceuticals, Inc. (a)	732,707	10,514,345
Cullinan Management, Inc.	212,924	8,093,241
Eledon Pharmaceuticals, Inc. (a)	345,100	5,117,833
Exact Sciences Corp. (a)	157,282	21,572,799
Exelixis, Inc. (a)	2,884,900	64,073,629
FibroGen, Inc. (a)	606,901	29,240,490
Forma Therapeutics Holdings, Inc. (b)	499,852	19,309,283
Fusion Pharmaceuticals, Inc. (a)	226,735	2,562,106
Global Blood Therapeutics, Inc. (a)(b)	822,718	41,234,626
Intercept Pharmaceuticals, Inc. (a)(b)	213,604	7,527,405
Ionis Pharmaceuticals, Inc. (a)	468,238	28,127,057
Keros Therapeutics, Inc. (b)	298,700	17,040,835
Kezar Life Sciences, Inc. (a)	638,139	3,388,518
Kinnate Biopharma, Inc.	208,710	6,161,119
Kinnate Biopharma, Inc.	8,800	288,640
Kura Oncology, Inc. (a)	522,300	15,642,885
Mirati Therapeutics, Inc. (a)	204,720	42,035,158
Morphic Holding, Inc. (a)	191,600	6,449,256
Neurocrine Biosciences, Inc. (a)	622,652	68,336,057
Novavax, Inc. (a)	562,600	124,300,844
ORIC Pharmaceuticals, Inc. (a)(b)	433,400	12,707,288
Passage Bio, Inc. (b)	438,459	8,181,645
Poseida Therapeutics, Inc. (a)(b)	58,300	507,210
Poseida Therapeutics, Inc. (c)	366,846	3,191,560
Praxis Precision Medicines, Inc. (b)	102,700	5,226,403
Prelude Therapeutics, Inc.	120,636	7,835,308
Prelude Therapeutics, Inc.	413,234	25,497,571
Protagonist Therapeutics, Inc. (a)	1,018,933	21,102,102
PTC Therapeutics, Inc. (a)	789,040	45,622,293
Regeneron Pharmaceuticals, Inc. (a)	426,992	215,135,649
Relay Therapeutics, Inc. (a)	185,800	9,211,964
Repare Therapeutics, Inc. (b)	420,469	15,603,605
Revolution Medicines, Inc. (b)	535,116	22,549,788
Sage Therapeutics, Inc. (a)(b)	307,387	24,790,762
Sarepta Therapeutics, Inc. (a)	361,681	32,334,281
Scholar Rock Holding Corp. (a)(b)	422,409	25,200,921
Shattuck Labs, Inc.	56,101	2,783,171
Shattuck Labs, Inc.	637,933	30,065,463
Silverback Therapeutics, Inc.	16,200	711,504
Silverback Therapeutics, Inc.	98,114	3,878,250
Stoke Therapeutics, Inc. (a)(b)	311,770	19,042,912
Syros Pharmaceuticals, Inc. (a)	666,504	7,294,886
Taysha Gene Therapies, Inc.	79,800	2,074,800
Taysha Gene Therapies, Inc.	257,339	6,356,273
TG Therapeutics, Inc. (a)	1,556,200	75,117,774
Turning Point Therapeutics, Inc. (a)	434,868	54,571,585
uniQure B.V. (a)	333,500	11,809,235
Vaxcyte, Inc. (b)	657,413	16,126,341
Vertex Pharmaceuticals, Inc. (a)	465,927	106,734,557
Viela Bio, Inc. (a)(b)	1,189,196	41,241,317
Xenon Pharmaceuticals, Inc. (a)	479,680	6,883,408
Y-mAbs Therapeutics, Inc. (a)	194,803	8,183,674
Yumanity Therapeutics, Inc.	33,894	546,032
Zentalis Pharmaceuticals, Inc. (b)	430,721	16,526,765
Zymeworks, Inc. (a)(b)	415,853	14,064,148
		2,588,353,735
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(d)	30	85
Pharmaceuticals - 6.5%
Pharmaceuticals - 6.5%
Adimab LLC (a)(d)(e)(f)	285,956	14,522,990
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	1,915,787	3,410,101
Arvinas Holding Co. LLC (a)	349,900	26,396,456
AstraZeneca PLC sponsored ADR (b)	1,617,500	81,845,500
Chiasma, Inc. warrants 12/16/24 (a)	81,298	28,432
Graybug Vision, Inc. (b)	511,326	15,672,142
IMARA, Inc. (b)	310,346	4,040,705
Intra-Cellular Therapies, Inc. (a)	356,318	11,455,624
Kala Pharmaceuticals, Inc. (a)(b)	502,200	3,731,346
Pliant Therapeutics, Inc. (b)	380,573	9,365,902
Stemcentrx, Inc. rights 12/31/21 (a)(f)	208,907	2
Theravance Biopharma, Inc. (a)(b)	738,426	13,764,261
		184,233,461
TOTAL COMMON STOCKS
(Cost $1,880,629,422)		2,772,587,281

Convertible Preferred Stocks - 0.9%
Biotechnology - 0.5%
Biotechnology - 0.5%
Ambrx, Inc.:
Series A (d)(f)	1,599,306	3,294,570
Series B (d)(f)	1,439,375	2,965,113
Immunocore Ltd. Series A (a)(d)	17,857	2,193,941
Tenaya Therapeutics, Inc. Series C (d)(f)	2,413,127	4,999,999
		13,453,623
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Ikena Oncology, Inc. Series B (d)(f)	2,022,700	2,828,746
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(f)	1,915,787	19
Aristea Therapeutics, Inc. Series B (d)(f)	278,600	2,008,706
Vera Therapeutics, Inc. Series C (d)(f)	8,448,800	6,505,576
		8,514,301
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $22,591,947)		24,796,670

Money Market Funds - 7.7%
Fidelity Cash Central Fund 0.09% (g)	4,880,418	4,881,394
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	212,067,060	212,088,267
TOTAL MONEY MARKET FUNDS
(Cost $216,965,538)		216,969,661
TOTAL INVESTMENT IN SECURITIES - 107.1%
(Cost $2,120,186,907)		3,014,353,612
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(200,943,751)
NET ASSETS - 100%		$2,813,409,861

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,191,560 or 0.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,319,745 or 1.4% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$5,384,114
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Ambrx, Inc. Series A	11/6/20	$2,500,000
Ambrx, Inc. Series B	11/6/20	$2,500,000
Aristea Therapeutics, Inc. Series B	10/6/20	$1,536,117
Ikena Oncology, Inc. Series B	12/21/20	$2,828,746
Immunocore Ltd. Series A	7/27/15	$3,227,085
Precipio, Inc.	2/3/12	$161,441
Tenaya Therapeutics, Inc. Series C	1/12/21	$4,999,999
Vera Therapeutics, Inc. Series C	10/29/20	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,754
Fidelity Securities Lending Cash Central Fund	295,723
Total	$311,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $81,419,588. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $590,707,329 and $460,038,650, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,772,587,281	$2,679,294,871	$75,359,317	$17,933,093
Convertible Preferred Stocks	24,796,670	--	2,193,941	22,602,729
Money Market Funds	216,969,661	216,969,661	--	--
Total Investments in Securities:	$3,014,353,612	$2,896,264,532	$77,553,258	$40,535,822

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$33,099,919
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	5,999,983
Cost of Purchases	19,364,862
Proceeds of Sales	(60,001)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(17,868,941)
Ending Balance	$40,535,822
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$5,999,983

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Netherlands	4.1%
Denmark	2.6%
Canada	1.5%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $204,657,024) — See accompanying schedule: Unaffiliated issuers (cost $1,903,221,369)	$2,797,383,951
Fidelity Central Funds (cost $216,965,538)	216,969,661
Total Investment in Securities (cost $2,120,186,907)		$3,014,353,612
Receivable for investments sold		27,759,844
Receivable for fund shares sold		3,372,232
Dividends receivable		8,049,444
Distributions receivable from Fidelity Central Funds		51,462
Prepaid expenses		16,528
Other receivables		41,648
Total assets		3,053,644,770
Liabilities
Payable for investments purchased	$21,675,991
Payable for fund shares redeemed	4,096,126
Accrued management fee	1,263,426
Distribution and service plan fees payable	611,899
Other affiliated payables	474,044
Other payables and accrued expenses	58,259
Collateral on securities loaned	212,055,164
Total liabilities		240,234,909
Net Assets		$2,813,409,861
Net Assets consist of:
Paid in capital		$1,741,995,681
Total accumulated earnings (loss)		1,071,414,180
Net Assets		$2,813,409,861
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($845,614,664 ÷ 24,788,929 shares)(a)		$34.11
Maximum offering price per share (100/94.25 of $34.11)		$36.19
Class M:
Net Asset Value and redemption price per share ($172,345,348 ÷ 5,420,299 shares)(a)		$31.80
Maximum offering price per share (100/96.50 of $31.80)		$32.95
Class C:
Net Asset Value and offering price per share ($414,910,427 ÷ 14,775,231 shares)(a)		$28.08
Class I:
Net Asset Value, offering price and redemption price per share ($1,297,095,097 ÷ 35,415,191 shares)		$36.63
Class Z:
Net Asset Value, offering price and redemption price per share ($83,444,325 ÷ 2,275,165 shares)		$36.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$15,601,074
Income from Fidelity Central Funds (including $295,723 from security lending)		311,477
Total income		15,912,551
Expenses
Management fee	$6,869,158
Transfer agent fees	2,311,915
Distribution and service plan fees	3,367,229
Accounting fees	385,820
Custodian fees and expenses	28,282
Independent trustees' fees and expenses	6,170
Registration fees	101,581
Audit	33,737
Legal	4,488
Interest	315
Miscellaneous	6,035
Total expenses before reductions	13,114,730
Expense reductions	(37,945)
Total expenses after reductions		13,076,785
Net investment income (loss)		2,835,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	414,070,646
Fidelity Central Funds	1,063
Total net realized gain (loss)		414,071,709
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	37,663,489
Fidelity Central Funds	(3,683)
Total change in net unrealized appreciation (depreciation)		37,659,806
Net gain (loss)		451,731,515
Net increase (decrease) in net assets resulting from operations		$454,567,281

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,835,766	$1,962,344
Net realized gain (loss)	414,071,709	5,639,561
Change in net unrealized appreciation (depreciation)	37,659,806	538,898,836
Net increase (decrease) in net assets resulting from operations	454,567,281	546,500,741
Distributions to shareholders	(220,369,640)	(142,937,680)
Share transactions - net increase (decrease)	172,441,396	(167,947,129)
Total increase (decrease) in net assets	406,639,037	235,615,932
Net Assets
Beginning of period	2,406,770,824	2,171,154,892
End of period	$2,813,409,861	$2,406,770,824

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Biotechnology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.03	$25.48	$27.80	$24.45	$21.39	$31.43
Income from Investment Operations
Net investment income (loss)A	.04	.03	.03	(.14)	(.15)B	(.16)
Net realized and unrealized gain (loss)	5.88	7.40	(1.76)	3.49	3.21	(8.48)
Total from investment operations	5.92	7.43	(1.73)	3.35	3.06	(8.64)
Distributions from net investment income	(.03)	–	–	–	–	–
Distributions from net realized gain	(2.81)	(1.88)	(.59)	–	–	(1.40)
Total distributions	(2.84)	(1.88)	(.59)	–	–	(1.40)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$34.11	$31.03	$25.48	$27.80	$24.45	$21.39
Total ReturnD,E,F	19.02%	30.00%	(6.17)%	13.70%	14.31%	(28.55)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.02%	1.04%	1.06%	1.05%	1.05%
Expenses net of fee waivers, if any	1.01%I	1.02%	1.03%	1.06%	1.05%	1.05%
Expenses net of all reductions	1.01%I	1.02%	1.03%	1.06%	1.04%	1.04%
Net investment income (loss)	.22%I	.11%	.13%	(.53)%	(.69)%B	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$845,615	$722,896	$616,894	$766,303	$787,802	$1,080,733
Portfolio turnover rateJ	90%I	66%	62%	45%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.71) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$29.08	$24.02	$26.32	$23.22	$20.39	$30.06
Income from Investment Operations
Net investment income (loss)A	(.01)	(.05)	(.04)	(.21)	(.21)B	(.22)
Net realized and unrealized gain (loss)	5.51	6.96	(1.67)	3.31	3.04	(8.10)
Total from investment operations	5.50	6.91	(1.71)	3.10	2.83	(8.32)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.78)	(1.85)	(.59)	–	–	(1.35)
Total distributions	(2.78)	(1.85)	(.59)	–	–	(1.35)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$31.80	$29.08	$24.02	$26.32	$23.22	$20.39
Total ReturnD,E,F	18.85%	29.64%	(6.44)%	13.35%	13.88%	(28.75)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.29%I	1.32%	1.34%	1.38%	1.38%	1.37%
Expenses net of fee waivers, if any	1.29%I	1.32%	1.34%	1.38%	1.38%	1.37%
Expenses net of all reductions	1.29%I	1.31%	1.34%	1.38%	1.38%	1.37%
Net investment income (loss)	(.06)%I	(.18)%	(.18)%	(.84)%	(1.02)%B	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$172,345	$144,568	$119,312	$135,879	$127,734	$131,928
Portfolio turnover rateJ	90%I	66%	62%	45%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.05) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.97	$21.71	$23.96	$21.23	$18.71	$27.78
Income from Investment Operations
Net investment income (loss)A	(.07)	(.15)	(.14)	(.29)	(.27)B	(.29)
Net realized and unrealized gain (loss)	4.91	6.26	(1.52)	3.02	2.79	(7.46)
Total from investment operations	4.84	6.11	(1.66)	2.73	2.52	(7.75)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.73)	(1.85)	(.59)	–	–	(1.32)
Total distributions	(2.73)	(1.85)	(.59)	–	–	(1.32)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$28.08	$25.97	$21.71	$23.96	$21.23	$18.71
Total ReturnD,E,F	18.57%	29.07%	(6.87)%	12.86%	13.47%	(29.06)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.77%	1.78%	1.80%	1.79%	1.80%
Expenses net of fee waivers, if any	1.76%I	1.77%	1.77%	1.80%	1.79%	1.80%
Expenses net of all reductions	1.76%I	1.76%	1.77%	1.80%	1.79%	1.79%
Net investment income (loss)	(.53)%I	(.63)%	(.61)%	(1.27)%	(1.43)%B	(1.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$414,910	$384,420	$398,749	$558,420	$593,489	$665,036
Portfolio turnover rateJ	90%I	66%	62%	45%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.46) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$33.16	$27.08	$29.42	$25.80	$22.52	$32.95
Income from Investment Operations
Net investment income (loss)A	.09	.11	.11	(.07)	(.10)B	(.10)
Net realized and unrealized gain (loss)	6.30	7.88	(1.86)	3.69	3.38	(8.89)
Total from investment operations	6.39	7.99	(1.75)	3.62	3.28	(8.99)
Distributions from net investment income	(.07)	–C	–	–	–	–
Distributions from net realized gain	(2.85)	(1.91)	(.59)	–	–	(1.44)
Total distributions	(2.92)	(1.91)	(.59)	–	–	(1.44)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$36.63	$33.16	$27.08	$29.42	$25.80	$22.52
Total ReturnD,E	19.21%	30.32%	(5.89)%	14.03%	14.56%	(28.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.76%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.75%H	.75%	.76%	.79%	.78%	.78%
Expenses net of all reductions	.74%H	.75%	.76%	.79%	.77%	.78%
Net investment income (loss)	.48%H	.38%	.40%	(.26)%	(.42)%B	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,297,095	$1,092,145	$1,006,084	$1,307,833	$1,156,358	$908,234
Portfolio turnover rateI	90%H	66%	62%	45%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.44) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$33.22	$27.10	$30.06
Income from Investment Operations
Net investment income (loss)B	.11	.15	.16
Net realized and unrealized gain (loss)	6.31	7.90	(2.53)
Total from investment operations	6.42	8.05	(2.37)
Distributions from net investment income	(.10)	(.02)	–
Distributions from net realized gain	(2.87)	(1.91)	(.59)
Total distributions	(2.96)C	(1.93)	(.59)
Net asset value, end of period	$36.68	$33.22	$27.10
Total ReturnD,E	19.29%	30.53%	(7.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.62%	.63%H
Expenses net of fee waivers, if any	.62%H	.62%	.63%H
Expenses net of all reductions	.61%H	.62%	.62%H
Net investment income (loss)	.61%H	.51%	.73%H
Supplemental Data
Net assets, end of period (000 omitted)	$83,444	$62,743	$30,116
Portfolio turnover rateI	90%H	66%	62%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Cisco Systems, Inc.	17.1
Ericsson (B Shares) sponsored ADR	11.4
Motorola Solutions, Inc.	10.4
F5 Networks, Inc.	5.9
Ciena Corp.	5.1
Acacia Communications, Inc.	4.7
Lumentum Holdings, Inc.	4.5
Juniper Networks, Inc.	4.5
Calix Networks, Inc.	3.8
CommScope Holding Co., Inc.	3.6
71.0

Top Industries (% of fund's net assets)

As of January 31, 2021
Communications Equipment	91.4%
Software	6.2%
IT Services	0.3%
Entertainment	0.2%
All Others*	1.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Communications Equipment Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Communications Equipment - 91.4%
Communications Equipment - 91.4%
Acacia Communications, Inc. (a)	8,082	$924,581
ADTRAN, Inc.	9,062	155,866
Arista Networks, Inc. (a)	1,715	527,465
Calix Networks, Inc. (a)	24,955	753,641
Cambium Networks Corp. (a)	4,200	154,350
Casa Systems, Inc. (a)	8,310	64,070
Ciena Corp. (a)	18,884	1,008,217
Cisco Systems, Inc.	75,016	3,344,214
CommScope Holding Co., Inc. (a)	47,428	696,717
EchoStar Holding Corp. Class A (a)	15,814	331,145
Ericsson (B Shares) sponsored ADR	178,600	2,227,142
Evertz Technologies Ltd.	5,208	52,131
Extreme Networks, Inc. (a)	30,568	247,295
F5 Networks, Inc. (a)	5,867	1,149,639
Harmonic, Inc. (a)	18,184	141,108
Inseego Corp. (a)(b)	8,481	155,711
Juniper Networks, Inc.	35,855	875,579
Lumentum Holdings, Inc. (a)	9,379	879,750
Motorola Solutions, Inc.	12,167	2,038,581
NetScout Systems, Inc. (a)	14,025	410,021
Nokia Corp. sponsored ADR (a)(b)	132,897	606,010
Radware Ltd. (a)	19	539
Ribbon Communications, Inc. (a)	11,745	85,856
Sierra Wireless, Inc. (a)	7,315	135,403
ViaSat, Inc. (a)(b)	7,509	326,942
Viavi Solutions, Inc. (a)	37,493	579,267
		17,871,240
Electronic Equipment & Components - 0.0%
Electronic Components - 0.0%
Corning, Inc.	33	1,184
Entertainment - 0.2%
Movies & Entertainment - 0.2%
The Walt Disney Co.	287	48,265
IT Services - 0.3%
Internet Services & Infrastructure - 0.3%
Rackspace Technology, Inc. (a)	2,958	68,359
Software - 6.2%
Application Software - 0.0%
Citrix Systems, Inc.	1	133
Systems Software - 6.2%
Cloudflare, Inc. (a)	4,565	349,953
CommVault Systems, Inc. (a)	2,426	152,304
Fortinet, Inc. (a)	452	65,427
Palo Alto Networks, Inc. (a)	657	230,443
Ping Identity Holding Corp. (a)	7,740	231,503
Rapid7, Inc. (a)	2,098	182,148
		1,211,778

TOTAL SOFTWARE		1,211,911

TOTAL COMMON STOCKS
(Cost $12,454,306)		19,200,959

Money Market Funds - 7.7%
Fidelity Cash Central Fund 0.09% (c)	477,981	478,076
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	1,022,348	1,022,450
TOTAL MONEY MARKET FUNDS
(Cost $1,500,526)		1,500,526
TOTAL INVESTMENT IN SECURITIES - 105.8%
(Cost $13,954,832)		20,701,485
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(1,140,408)
NET ASSETS - 100%		$19,561,077

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$131
Fidelity Securities Lending Cash Central Fund	5,204
Total	$5,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$19,200,959	$19,200,959	$--	$--
Money Market Funds	1,500,526	1,500,526	--	--
Total Investments in Securities:	$20,701,485	$20,701,485	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.7%
Sweden	11.4%
Finland	3.1%
Canada	1.0%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $945,908) — See accompanying schedule: Unaffiliated issuers (cost $12,454,306)	$19,200,959
Fidelity Central Funds (cost $1,500,526)	1,500,526
Total Investment in Securities (cost $13,954,832)		$20,701,485
Receivable for investments sold		171,029
Receivable for fund shares sold		43,981
Distributions receivable from Fidelity Central Funds		603
Prepaid expenses		101
Other receivables		542
Total assets		20,917,741
Liabilities
Payable for investments purchased	$254,914
Payable for fund shares redeemed	28,987
Accrued management fee	8,518
Distribution and service plan fees payable	6,182
Other affiliated payables	4,612
Other payables and accrued expenses	31,226
Collateral on securities loaned	1,022,225
Total liabilities		1,356,664
Net Assets		$19,561,077
Net Assets consist of:
Paid in capital		$13,565,382
Total accumulated earnings (loss)		5,995,695
Net Assets		$19,561,077
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,656,010 ÷ 646,787 shares)(a)		$16.48
Maximum offering price per share (100/94.25 of $16.48)		$17.49
Class M:
Net Asset Value and redemption price per share ($4,339,463 ÷ 276,071 shares)(a)		$15.72
Maximum offering price per share (100/96.50 of $15.72)		$16.29
Class C:
Net Asset Value and offering price per share ($2,649,318 ÷ 187,227 shares)(a)		$14.15
Class I:
Net Asset Value, offering price and redemption price per share ($1,916,286 ÷ 110,908 shares)		$17.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$103,321
Income from Fidelity Central Funds (including $5,204 from security lending)		5,335
Total income		108,656
Expenses
Management fee	$46,299
Transfer agent fees	23,978
Distribution and service plan fees	34,326
Accounting fees	3,407
Custodian fees and expenses	6,376
Independent trustees' fees and expenses	43
Registration fees	47,243
Audit	24,036
Legal	21
Miscellaneous	94
Total expenses before reductions	185,823
Expense reductions	(51,501)
Total expenses after reductions		134,322
Net investment income (loss)		(25,666)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	545,703
Fidelity Central Funds	(36)
Foreign currency transactions	(16)
Total net realized gain (loss)		545,651
Change in net unrealized appreciation (depreciation) on investment securities		1,356,574
Net gain (loss)		1,902,225
Net increase (decrease) in net assets resulting from operations		$1,876,559

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(25,666)	$(73,819)
Net realized gain (loss)	545,651	(974,368)
Change in net unrealized appreciation (depreciation)	1,356,574	(1,126,563)
Net increase (decrease) in net assets resulting from operations	1,876,559	(2,174,750)
Share transactions - net increase (decrease)	(1,426,324)	(8,916,500)
Total increase (decrease) in net assets	450,235	(11,091,250)
Net Assets
Beginning of period	19,110,842	30,202,092
End of period	$19,561,077	$19,110,842

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Communications Equipment Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$15.76	$15.17	$13.69	$12.09	$12.57
Income from Investment Operations
Net investment income (loss)A	(.01)	(.03)	(.01)	.03	.07	.09
Net realized and unrealized gain (loss)	1.74	(.98)	1.04	2.08	1.76	(.20)
Total from investment operations	1.73	(1.01)	1.03	2.11	1.83	(.11)
Distributions from net investment income	–	–	–	(.04)B	(.05)	–
Distributions from net realized gain	–	–	(.44)	(.59)B	(.18)	(.37)
Total distributions	–	–	(.44)	(.63)	(.23)	(.37)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$16.48	$14.75	$15.76	$15.17	$13.69	$12.09
Total ReturnD,E,F	11.73%	(6.41)%	7.09%	15.86%	15.24%	(.53)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.99%I	1.64%	1.47%	1.76%	1.78%	2.10%
Expenses net of fee waivers, if any	1.39%I	1.41%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39%I	1.37%	1.39%	1.39%	1.39%	1.40%
Net investment income (loss)	(.15)%I	(.20)%	(.09)%	.21%	.56%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,656	$10,654	$14,991	$8,860	$6,247	$4,536
Portfolio turnover rateJ	64%I	138%	98%	60%	71%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$15.09	$14.59	$13.18	$11.65	$12.15
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)	(.05)	–	.04	.06
Net realized and unrealized gain (loss)	1.66	(.94)	.99	2.00	1.69	(.20)
Total from investment operations	1.63	(1.00)	.94	2.00	1.73	(.14)
Distributions from net investment income	–	–	–	(.02)B	(.02)	–
Distributions from net realized gain	–	–	(.44)	(.57)B	(.18)	(.36)
Total distributions	–	–	(.44)	(.59)	(.20)	(.36)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$15.72	$14.09	$15.09	$14.59	$13.18	$11.65
Total ReturnD,E,F	11.57%	(6.63)%	6.75%	15.69%	14.94%	(.83)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.25%I	1.91%	1.80%	2.11%	2.11%	2.41%
Expenses net of fee waivers, if any	1.64%I	1.66%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%I	1.62%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	(.40)%I	(.45)%	(.34)%	(.04)%	.31%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$4,339	$4,197	$5,242	$4,943	$4,236	$3,674
Portfolio turnover rateJ	64%I	138%	98%	60%	71%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$13.69	$13.34	$12.10	$10.74	$11.27
Income from Investment Operations
Net investment income (loss)A	(.06)	(.12)	(.11)	(.07)	(.02)	.01
Net realized and unrealized gain (loss)	1.49	(.85)	.90	1.84	1.56	(.19)
Total from investment operations	1.43	(.97)	.79	1.77	1.54	(.18)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	(.44)	(.53)	(.18)	(.35)
Total distributions	–	–	(.44)	(.53)	(.18)	(.35)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$14.15	$12.72	$13.69	$13.34	$12.10	$10.74
Total ReturnC,D,E	11.24%	(7.09)%	6.25%	15.06%	14.39%	(1.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.75%H	2.42%	2.28%	2.54%	2.55%	2.86%
Expenses net of fee waivers, if any	2.14%H	2.16%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%H	2.12%	2.14%	2.14%	2.14%	2.15%
Net investment income (loss)	(.90)%H	(.95)%	(.84)%	(.54)%	(.19)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,649	$2,695	$5,264	$4,684	$3,066	$2,479
Portfolio turnover rateI	64%H	138%	98%	60%	71%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$16.47	$15.79	$14.22	$12.54	$13.01
Income from Investment Operations
Net investment income (loss)A	.01	.01	.03	.07	.11	.12
Net realized and unrealized gain (loss)	1.82	(1.03)	1.09	2.16	1.83	(.20)
Total from investment operations	1.83	(1.02)	1.12	2.23	1.94	(.08)
Distributions from net investment income	–	–	–	(.05)B	(.08)	–
Distributions from net realized gain	–	–	(.44)	(.61)B	(.18)	(.39)
Total distributions	–	–	(.44)	(.66)	(.26)	(.39)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$17.28	$15.45	$16.47	$15.79	$14.22	$12.54
Total ReturnD,E	11.84%	(6.19)%	7.39%	16.21%	15.55%	(.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.61%H	1.27%	1.12%	1.42%	1.46%	1.69%
Expenses net of fee waivers, if any	1.14%H	1.16%	1.12%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14%H	1.12%	1.11%	1.14%	1.14%	1.14%
Net investment income (loss)	.10%H	.05%	.19%	.47%	.81%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,916	$1,565	$4,705	$2,773	$4,733	$1,209
Portfolio turnover rateI	64%H	138%	98%	60%	71%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Amazon.com, Inc.	21.1
Tesla, Inc.	9.0
The Home Depot, Inc.	5.9
NIKE, Inc. Class B	4.0
Lowe's Companies, Inc.	3.3
Starbucks Corp.	2.9
Capri Holdings Ltd.	2.7
TJX Companies, Inc.	2.1
Dollar General Corp.	2.1
McDonald's Corp.	2.0
55.1

Top Industries (% of fund's net assets)

As of January 31, 2021
Internet & Direct Marketing Retail	26.7%
Specialty Retail	20.6%
Hotels, Restaurants & Leisure	14.9%
Textiles, Apparel & Luxury Goods	14.2%
Automobiles	9.3%
All Others*	14.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Consumer Discretionary Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
Automobiles - 9.3%
Automobile Manufacturers - 9.3%
Ferrari NV	7,203	$1,499,521
Tesla, Inc. (a)	64,900	51,500,097
Thor Industries, Inc.	2,700	326,727
		53,326,345
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	17,251	1,893,297
MYT Netherlands Parent BV ADR	2,600	85,592
		1,978,889
Diversified Consumer Services - 0.6%
Education Services - 0.6%
Grand Canyon Education, Inc. (a)	26,903	2,285,141
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,010	1,341,675
		3,626,816
Entertainment - 0.9%
Movies & Entertainment - 0.9%
Cinemark Holdings, Inc.	138,300	2,799,192
Live Nation Entertainment, Inc. (a)	31,300	2,079,885
		4,879,077
Food & Staples Retailing - 1.6%
Food Distributors - 1.3%
Performance Food Group Co. (a)	85,808	4,022,679
U.S. Foods Holding Corp. (a)	102,200	3,167,178
		7,189,857
Hypermarkets & Super Centers - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	40,490	1,703,414

TOTAL FOOD & STAPLES RETAILING		8,893,271

Hotels, Restaurants & Leisure - 14.9%
Casinos & Gaming - 3.4%
Caesars Entertainment, Inc. (a)	117,485	8,269,769
Churchill Downs, Inc.	30,409	5,700,167
Flutter Entertainment PLC	2,100	392,034
MGM Resorts International	10,100	288,456
Penn National Gaming, Inc. (a)	48,200	4,999,304
		19,649,730
Hotels, Resorts & Cruise Lines - 3.4%
Airbnb, Inc. Class A	11,100	2,038,293
Extended Stay America, Inc. unit	186,500	2,737,820
Hilton Worldwide Holdings, Inc.	84,400	8,557,316
Lindblad Expeditions Holdings (a)	4,300	67,510
Marriott International, Inc. Class A	26,700	3,105,477
Marriott Vacations Worldwide Corp.	25,246	3,099,199
		19,605,615
Leisure Facilities - 0.8%
Planet Fitness, Inc. (a)	31,143	2,242,296
Vail Resorts, Inc.	8,517	2,265,181
		4,507,477
Restaurants - 7.3%
ARAMARK Holdings Corp.	72,717	2,493,466
Chipotle Mexican Grill, Inc. (a)	5,028	7,441,440
McDonald's Corp.	54,208	11,266,591
Noodles & Co. (a)	171,313	1,451,021
Restaurant Brands International, Inc.	43,500	2,509,138
Ruth's Hospitality Group, Inc.	6,500	118,235
Starbucks Corp.	171,570	16,609,692
		41,889,583

TOTAL HOTELS, RESTAURANTS & LEISURE		85,652,405

Household Durables - 3.0%
Home Furnishings - 0.2%
Purple Innovation, Inc. (a)	12,100	411,884
Tempur Sealy International, Inc. (a)	19,600	517,440
		929,324
Homebuilding - 2.8%
D.R. Horton, Inc.	83,519	6,414,259
Lennar Corp. Class A	59,307	4,931,377
NVR, Inc. (a)	1,124	4,997,844
		16,343,480

TOTAL HOUSEHOLD DURABLES		17,272,804

Interactive Media & Services - 0.7%
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	1,153	2,106,946
Facebook, Inc. Class A (a)	6,900	1,782,477
		3,889,423
Internet & Direct Marketing Retail - 26.7%
Internet & Direct Marketing Retail - 26.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	7,900	2,005,257
Amazon.com, Inc. (a)	37,800	121,194,360
Expedia, Inc.	80,300	9,965,230
Farfetch Ltd. Class A (a)	38,191	2,338,817
MercadoLibre, Inc. (a)	3,900	6,940,089
Ocado Group PLC (a)	37,200	1,415,425
The Booking Holdings, Inc. (a)	2,300	4,471,959
The RealReal, Inc. (a)	114,405	2,709,110
Wayfair LLC Class A (a)	6,719	1,829,718
		152,869,965
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	5,200	1,004,900
Multiline Retail - 6.6%
Department Stores - 0.5%
Kohl's Corp.	14,300	630,058
Nordstrom, Inc. (b)	69,400	2,460,230
		3,090,288
General Merchandise Stores - 6.1%
B&M European Value Retail SA	200,676	1,471,566
Dollar General Corp.	62,158	12,096,568
Dollar Tree, Inc. (a)	80,458	8,179,360
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	46,143	4,371,126
Target Corp.	48,400	8,768,628
		34,887,248

TOTAL MULTILINE RETAIL		37,977,536

Personal Products - 0.1%
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	5,100	259,896
Road & Rail - 0.5%
Trucking - 0.5%
Lyft, Inc. (a)	37,152	1,651,778
Uber Technologies, Inc. (a)	28,300	1,441,319
		3,093,097
Specialty Retail - 20.6%
Apparel Retail - 6.5%
American Eagle Outfitters, Inc.	172,300	3,909,487
Aritzia LP (a)	27,400	569,963
Burlington Stores, Inc. (a)	42,025	10,460,023
L Brands, Inc.	16,933	690,189
Ross Stores, Inc.	84,411	9,394,100
TJX Companies, Inc.	190,048	12,170,674
		37,194,436
Automotive Retail - 1.1%
AutoZone, Inc. (a)	1,407	1,573,547
Carvana Co. Class A (a)	4,000	1,044,760
O'Reilly Automotive, Inc. (a)	9,683	4,119,826
		6,738,133
Computer & Electronics Retail - 0.7%
Best Buy Co., Inc.	36,972	4,023,293
Home Improvement Retail - 10.0%
Floor & Decor Holdings, Inc. Class A (a)	48,577	4,472,484
Lowe's Companies, Inc.	112,772	18,816,008
The Home Depot, Inc.	125,618	34,019,867
		57,308,359
Specialty Stores - 2.3%
Dick's Sporting Goods, Inc.	38,800	2,599,988
Five Below, Inc. (a)	25,663	4,509,759
National Vision Holdings, Inc. (a)	37,389	1,733,728
Sally Beauty Holdings, Inc. (a)	60,400	912,040
Ulta Beauty, Inc. (a)	11,800	3,301,168
		13,056,683

TOTAL SPECIALTY RETAIL		118,320,904

Textiles, Apparel & Luxury Goods - 14.2%
Apparel, Accessories & Luxury Goods - 9.2%
adidas AG	6,784	2,156,973
Canada Goose Holdings, Inc. (a)	17,066	570,802
Capri Holdings Ltd. (a)	378,779	15,779,933
G-III Apparel Group Ltd. (a)(b)	54,805	1,481,927
Hermes International SCA	726	742,362
Levi Strauss & Co. Class A	72,000	1,419,120
lululemon athletica, Inc. (a)	9,775	3,212,847
LVMH Moet Hennessy Louis Vuitton SE	6,515	3,938,940
PVH Corp.	121,916	10,394,558
Ralph Lauren Corp.	37,100	3,748,955
Tapestry, Inc.	230,424	7,286,007
VF Corp.	25,434	1,955,112
		52,687,536
Footwear - 5.0%
Crocs, Inc. (a)	1,900	133,038
Deckers Outdoor Corp. (a)	17,000	4,963,660
NIKE, Inc. Class B	169,754	22,677,437
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	20,000	689,600
		28,463,735

TOTAL TEXTILES, APPAREL & LUXURY GOODS		81,151,271

TOTAL COMMON STOCKS
(Cost $326,891,347)		574,196,599

Convertible Preferred Stocks - 0.0%
Food & Staples Retailing - 0.0%
Food Retail - 0.0%
Roofoods Ltd. Series H (c)(d)
(Cost $87,775)	100	87,775

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.09% (e)	4,922,672	4,923,657
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	7,336,491	7,337,225
TOTAL MONEY MARKET FUNDS
(Cost $12,260,882)		12,260,882
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $339,240,004)		586,545,256
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(13,223,210)
NET ASSETS - 100%		$573,322,046

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,775 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Roofoods Ltd. Series H	1/15/21	$87,775

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,258
Fidelity Securities Lending Cash Central Fund	1,189
Total	$2,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$574,196,599	$570,257,659	$3,938,940	$--
Convertible Preferred Stocks	87,775	--	--	87,775
Money Market Funds	12,260,882	12,260,882	--	--
Total Investments in Securities:	$586,545,256	$582,518,541	$3,938,940	$87,775

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,910,575) — See accompanying schedule: Unaffiliated issuers (cost $326,979,122)	$574,284,374
Fidelity Central Funds (cost $12,260,882)	12,260,882
Total Investment in Securities (cost $339,240,004)		$586,545,256
Receivable for investments sold		4,514,525
Receivable for fund shares sold		1,605,961
Dividends receivable		135,119
Distributions receivable from Fidelity Central Funds		1,408
Prepaid expenses		2,166
Other receivables		5,933
Total assets		592,810,368
Liabilities
Payable for investments purchased	$3,084,865
Payable for fund shares redeemed	8,551,200
Accrued management fee	257,336
Distribution and service plan fees payable	129,275
Other affiliated payables	92,130
Other payables and accrued expenses	36,466
Collateral on securities loaned	7,337,050
Total liabilities		19,488,322
Net Assets		$573,322,046
Net Assets consist of:
Paid in capital		$309,236,259
Total accumulated earnings (loss)		264,085,787
Net Assets		$573,322,046
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($203,364,391 ÷ 4,990,352 shares)(a)		$40.75
Maximum offering price per share (100/94.25 of $40.75)		$43.24
Class M:
Net Asset Value and redemption price per share ($43,009,043 ÷ 1,141,621 shares)(a)		$37.67
Maximum offering price per share (100/96.50 of $37.67)		$39.04
Class C:
Net Asset Value and offering price per share ($78,944,689 ÷ 2,464,213 shares)(a)		$32.04
Class I:
Net Asset Value, offering price and redemption price per share ($187,947,642 ÷ 4,232,509 shares)		$44.41
Class Z:
Net Asset Value, offering price and redemption price per share ($60,056,281 ÷ 1,348,040 shares)		$44.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$1,632,151
Income from Fidelity Central Funds (including $1,189 from security lending)		2,447
Total income		1,634,598
Expenses
Management fee	$1,345,076
Transfer agent fees	423,733
Distribution and service plan fees	693,230
Accounting fees	97,813
Custodian fees and expenses	7,372
Independent trustees' fees and expenses	1,157
Registration fees	94,382
Audit	26,951
Legal	2,196
Interest	204
Miscellaneous	1,513
Total expenses before reductions	2,693,627
Expense reductions	(3,756)
Total expenses after reductions		2,689,871
Net investment income (loss)		(1,055,273)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,156,735
Fidelity Central Funds	154
Foreign currency transactions	1,335
Total net realized gain (loss)		21,158,224
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	79,769,878
Fidelity Central Funds	(155)
Assets and liabilities in foreign currencies	510
Total change in net unrealized appreciation (depreciation)		79,770,233
Net gain (loss)		100,928,457
Net increase (decrease) in net assets resulting from operations		$99,873,184

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,055,273)	$(691,258)
Net realized gain (loss)	21,158,224	7,551,819
Change in net unrealized appreciation (depreciation)	79,770,233	44,691,635
Net increase (decrease) in net assets resulting from operations	99,873,184	51,552,196
Distributions to shareholders	(7,826,027)	(11,256,995)
Share transactions - net increase (decrease)	38,979,313	(27,377,411)
Total increase (decrease) in net assets	131,026,470	12,917,790
Net Assets
Beginning of period	442,295,576	429,377,786
End of period	$573,322,046	$442,295,576

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Consumer Discretionary Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$33.70	$29.83	$28.22	$22.92	$20.94	$21.51
Income from Investment Operations
Net investment income (loss)A	(.08)	(.04)	(.02)	(.02)	.06	.10B
Net realized and unrealized gain (loss)	7.71	4.73	1.90	5.32	2.01	(.21)
Total from investment operations	7.63	4.69	1.88	5.30	2.07	(.11)
Distributions from net investment income	–	–	–	–	(.09)	(.02)
Distributions from net realized gain	(.58)	(.82)	(.27)	–	–	(.44)
Total distributions	(.58)	(.82)	(.27)	–	(.09)	(.46)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$40.75	$33.70	$29.83	$28.22	$22.92	$20.94
Total ReturnD,E,F	22.66%	16.03%	6.81%	23.12%	9.93%	(.38)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%I	1.07%	1.08%	1.12%	1.10%	1.10%
Expenses net of fee waivers, if any	1.06%I	1.07%	1.08%	1.12%	1.10%	1.10%
Expenses net of all reductions	1.06%I	1.06%	1.07%	1.11%	1.10%	1.09%
Net investment income (loss)	(.41)%I	(.14)%	(.09)%	(.08)%	.26%	.49%B
Supplemental Data
Net assets, end of period (000 omitted)	$203,364	$159,603	$159,298	$146,605	$109,303	$144,578
Portfolio turnover rateJ	57%I	41%K	60%	60%	47%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .33%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.23	$27.78	$26.36	$21.47	$19.66	$20.26
Income from Investment Operations
Net investment income (loss)A	(.12)	(.11)	(.09)	(.08)	–B	.03C
Net realized and unrealized gain (loss)	7.14	4.38	1.78	4.97	1.89	(.19)
Total from investment operations	7.02	4.27	1.69	4.89	1.89	(.16)
Distributions from net investment income	–	–	–	–	(.08)	–
Distributions from net realized gain	(.58)	(.82)	(.27)	–	–	(.44)
Total distributions	(.58)	(.82)	(.27)	–	(.08)	(.44)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$37.67	$31.23	$27.78	$26.36	$21.47	$19.66
Total ReturnD,E,F	22.49%	15.70%	6.56%	22.78%	9.62%	(.68)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.34%	1.34%	1.38%	1.39%	1.40%
Expenses net of fee waivers, if any	1.32%I	1.34%	1.34%	1.38%	1.39%	1.40%
Expenses net of all reductions	1.32%I	1.33%	1.34%	1.38%	1.39%	1.39%
Net investment income (loss)	(.68)%I	(.41)%	(.35)%	(.35)%	(.02)%	.19%C
Supplemental Data
Net assets, end of period (000 omitted)	$43,009	$33,896	$32,792	$34,622	$26,398	$28,259
Portfolio turnover rateJ	57%I	41%K	60%	60%	47%	59%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.69	$23.97	$22.90	$18.74	$17.18	$17.84
Income from Investment Operations
Net investment income (loss)A	(.18)	(.21)	(.19)	(.17)	(.09)	(.04)B
Net realized and unrealized gain (loss)	6.11	3.75	1.53	4.33	1.65	(.18)
Total from investment operations	5.93	3.54	1.34	4.16	1.56	(.22)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.58)	(.82)	(.27)	–	–	(.44)
Total distributions	(.58)	(.82)	(.27)	–	–	(.44)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$32.04	$26.69	$23.97	$22.90	$18.74	$17.18
Total ReturnD,E,F	22.24%	15.14%	6.02%	22.20%	9.08%	(1.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.82%I	1.82%	1.83%	1.87%	1.85%	1.86%
Expenses net of fee waivers, if any	1.82%I	1.82%	1.83%	1.87%	1.85%	1.86%
Expenses net of all reductions	1.81%I	1.82%	1.82%	1.86%	1.85%	1.85%
Net investment income (loss)	(1.17)%I	(.90)%	(.83)%	(.83)%	(.49)%	(.27)%B
Supplemental Data
Net assets, end of period (000 omitted)	$78,945	$65,223	$70,890	$71,116	$59,958	$67,306
Portfolio turnover rateJ	57%I	41%K	60%	60%	47%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$36.63	$32.27	$30.42	$24.64	$22.48	$23.06
Income from Investment Operations
Net investment income (loss)A	(.03)	.04	.06	.06	.12	.16B
Net realized and unrealized gain (loss)	8.39	5.14	2.06	5.72	2.18	(.22)
Total from investment operations	8.36	5.18	2.12	5.78	2.30	(.06)
Distributions from net investment income	–	–	–	–	(.14)	(.08)
Distributions from net realized gain	(.58)	(.82)	(.27)	–	–	(.44)
Total distributions	(.58)	(.82)	(.27)	–	(.14)	(.52)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$44.41	$36.63	$32.27	$30.42	$24.64	$22.48
Total ReturnD,E	22.84%	16.34%	7.10%	23.46%	10.27%	(.13)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.80%	.84%	.83%	.84%
Expenses net of fee waivers, if any	.79%H	.79%	.80%	.83%	.83%	.84%
Expenses net of all reductions	.78%H	.79%	.80%	.83%	.83%	.83%
Net investment income (loss)	(.14)%H	.13%	.19%	.20%	.54%	.75%B
Supplemental Data
Net assets, end of period (000 omitted)	$187,948	$134,907	$159,613	$152,711	$82,195	$75,742
Portfolio turnover rateI	57%H	41%J	60%	60%	47%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .60%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$36.72	$32.31	$31.56
Income from Investment Operations
Net investment income (loss)B	–C	.09	.10
Net realized and unrealized gain (loss)	8.41	5.14	.92
Total from investment operations	8.41	5.23	1.02
Distributions from net investment income	–	–	–
Distributions from net realized gain	(.58)	(.82)	(.27)
Total distributions	(.58)	(.82)	(.27)
Net asset value, end of period	$44.55	$36.72	$32.31
Total ReturnD,E	22.92%	16.48%	3.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.66%	.67%H
Expenses net of fee waivers, if any	.66%H	.66%	.66%H
Expenses net of all reductions	.66%H	.66%	.66%H
Net investment income (loss)	(.02)%H	.26%	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$60,056	$48,668	$6,786
Portfolio turnover rateI	57%H	41%J	60%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Chevron Corp.	13.4
Exxon Mobil Corp.	12.5
BP PLC sponsored ADR	5.8
Cheniere Energy, Inc.	5.7
Pioneer Natural Resources Co.	4.8
Royal Dutch Shell PLC Class B sponsored ADR	4.2
EOG Resources, Inc.	3.7
ConocoPhillips Co.	3.7
Marathon Petroleum Corp.	3.6
Valero Energy Corp.	3.1
60.5

Top Industries (% of fund's net assets)

As of January 31, 2021
Oil, Gas & Consumable Fuels	86.0%
Energy Equipment & Services	10.8%
Independent Power and Renewable Electricity Producers	2.4%
Food Products	0.7%
All Others*	0.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Energy Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Energy Equipment & Services - 10.8%
Oil & Gas Drilling - 1.0%
Nabors Industries Ltd.	19,612	$1,400,689
Odfjell Drilling Ltd. (a)	1,031,756	2,038,084
Patterson-UTI Energy, Inc.	115,200	708,480
Shelf Drilling Ltd. (a)(b)	786,528	248,845
		4,396,098
Oil & Gas Equipment & Services - 9.8%
Baker Hughes Co. Class A	659,500	13,249,355
Cactus, Inc.	50,800	1,330,960
Championx Corp. (a)	144,200	2,204,818
Nextier Oilfield Solutions, Inc. (a)	987,200	3,277,504
Oceaneering International, Inc. (a)	247,700	2,093,065
ProPetro Holding Corp. (a)	581,000	4,642,190
RigNet, Inc. (a)	128,051	1,006,481
Schlumberger Ltd.	260,018	5,775,000
TechnipFMC PLC	896,500	9,583,585
		43,162,958

TOTAL ENERGY EQUIPMENT & SERVICES		47,559,056

Food Products - 0.7%
Agricultural Products - 0.7%
Darling Ingredients, Inc. (a)	48,500	3,007,485
Independent Power and Renewable Electricity Producers - 2.4%
Independent Power Producers & Energy Traders - 2.4%
The AES Corp.	39,700	968,283
Vistra Corp.	488,800	9,761,336
		10,729,619
Oil, Gas & Consumable Fuels - 86.0%
Coal & Consumable Fuels - 0.2%
Enviva Partners LP	22,200	1,106,004
Integrated Oil & Gas - 40.6%
BP PLC sponsored ADR	1,159,400	25,761,868
Chevron Corp.	697,837	59,455,712
Exxon Mobil Corp.	1,228,161	55,070,739
Occidental Petroleum Corp.	309,200	6,202,552
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	323,636
Royal Dutch Shell PLC Class B sponsored ADR	530,700	18,516,123
Suncor Energy, Inc.	493,200	8,249,891
Total SA sponsored ADR	138,600	5,832,288
		179,412,809
Oil & Gas Exploration & Production - 25.3%
Apache Corp.	622,900	8,895,012
Callon Petroleum Co. (a)(c)	44,040	609,514
Canadian Natural Resources Ltd.	417,800	9,439,094
Cimarex Energy Co.	148,200	6,251,076
ConocoPhillips Co.	401,650	16,078,050
Devon Energy Corp.	560,700	9,229,122
EOG Resources, Inc.	322,986	16,459,367
Hess Corp.	128,700	6,947,226
Magnolia Oil & Gas Corp. Class A (a)	245,700	2,081,079
National Energy Services Reunited Corp. (a)	502,800	5,420,184
Northern Oil & Gas, Inc. (a)(c)	85,030	867,306
PDC Energy, Inc. (a)	285,688	6,202,286
Pioneer Natural Resources Co.	176,625	21,353,963
Viper Energy Partners LP (c)	128,100	1,760,094
		111,593,373
Oil & Gas Refining & Marketing - 9.6%
Marathon Petroleum Corp.	370,778	16,002,778
Phillips 66 Co.	158,918	10,774,640
Renewable Energy Group, Inc. (a)	24,700	2,213,120
Valero Energy Corp.	241,500	13,627,845
		42,618,383
Oil & Gas Storage & Transport - 10.3%
Cheniere Energy, Inc. (a)	397,300	25,161,009
Enterprise Products Partners LP	237,700	4,808,671
Golar LNG Ltd. (a)(c)	234,300	2,537,469
Noble Midstream Partners LP	171,888	1,988,744
Teekay LNG Partners LP	202,900	2,513,931
The Williams Companies, Inc.	392,800	8,339,144
		45,348,968

TOTAL OIL, GAS & CONSUMABLE FUELS		380,079,537

TOTAL COMMON STOCKS
(Cost $474,938,915)		441,375,697

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (d)	1,095,148	1,095,368
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	2,797,210	2,797,489
TOTAL MONEY MARKET FUNDS
(Cost $3,892,857)		3,892,857
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $478,831,772)		445,268,554
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,602,998)
NET ASSETS - 100%		$441,665,556

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,845 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$638
Fidelity Securities Lending Cash Central Fund	17,022
Total	$17,660

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$441,375,697	$441,375,697	$--	$--
Money Market Funds	3,892,857	3,892,857	--	--
Total Investments in Securities:	$445,268,554	$445,268,554	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.0%
United Kingdom	12.2%
Canada	4.0%
Bermuda	1.4%
France	1.3%
Curacao	1.3%
British Virgin Islands	1.2%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,671,748) — See accompanying schedule: Unaffiliated issuers (cost $474,938,915)	$441,375,697
Fidelity Central Funds (cost $3,892,857)	3,892,857
Total Investment in Securities (cost $478,831,772)		$445,268,554
Cash		55
Receivable for fund shares sold		754,373
Dividends receivable		152,254
Distributions receivable from Fidelity Central Funds		3,198
Prepaid expenses		4,737
Other receivables		146,102
Total assets		446,329,273
Liabilities
Payable for fund shares redeemed	$1,357,038
Accrued management fee	205,806
Distribution and service plan fees payable	91,845
Other affiliated payables	94,131
Other payables and accrued expenses	117,732
Collateral on securities loaned	2,797,165
Total liabilities		4,663,717
Net Assets		$441,665,556
Net Assets consist of:
Paid in capital		$808,193,405
Total accumulated earnings (loss)		(366,527,849)
Net Assets		$441,665,556
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($129,528,902 ÷ 6,912,578 shares)(a)		$18.74
Maximum offering price per share (100/94.25 of $18.74)		$19.88
Class M:
Net Asset Value and redemption price per share ($48,498,069 ÷ 2,519,822 shares)(a)		$19.25
Maximum offering price per share (100/96.50 of $19.25)		$19.95
Class C:
Net Asset Value and offering price per share ($46,645,258 ÷ 2,708,585 shares)(a)		$17.22
Class I:
Net Asset Value, offering price and redemption price per share ($164,034,951 ÷ 8,290,746 shares)		$19.79
Class Z:
Net Asset Value, offering price and redemption price per share ($52,958,376 ÷ 2,682,715 shares)		$19.74

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$8,208,750
Income from Fidelity Central Funds (including $17,022 from security lending)		17,660
Total income		8,226,410
Expenses
Management fee	$1,043,554
Transfer agent fees	428,251
Distribution and service plan fees	470,741
Accounting fees	76,791
Custodian fees and expenses	3,223
Independent trustees' fees and expenses	954
Registration fees	61,788
Audit	33,837
Legal	1,032
Interest	189
Miscellaneous	28,178
Total expenses before reductions	2,148,538
Expense reductions	(651)
Total expenses after reductions		2,147,887
Net investment income (loss)		6,078,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,287,757)
Fidelity Central Funds	(48)
Foreign currency transactions	(2,265)
Total net realized gain (loss)		(44,290,070)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	99,481,776
Assets and liabilities in foreign currencies	1,505
Total change in net unrealized appreciation (depreciation)		99,483,281
Net gain (loss)		55,193,211
Net increase (decrease) in net assets resulting from operations		$61,271,734

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,078,523	$12,678,859
Net realized gain (loss)	(44,290,070)	(62,521,551)
Change in net unrealized appreciation (depreciation)	99,483,281	(157,224,576)
Net increase (decrease) in net assets resulting from operations	61,271,734	(207,067,268)
Distributions to shareholders	(13,506,451)	(8,780,599)
Share transactions - net increase (decrease)	(4,719,099)	12,036,839
Total increase (decrease) in net assets	43,046,184	(203,811,028)
Net Assets
Beginning of period	398,619,372	602,430,400
End of period	$441,665,556	$398,619,372

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Energy Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.59	$27.88	$37.52	$30.70	$31.12	$30.96
Income from Investment Operations
Net investment income (loss)A	.26	.57	.35	.12	.38B	.16
Net realized and unrealized gain (loss)	2.48	(11.42)	(9.76)	7.18	(.72)	.20
Total from investment operations	2.74	(10.85)	(9.41)	7.30	(.34)	.36
Distributions from net investment income	(.59)	(.44)	(.18)C	(.48)	–	(.20)
Distributions from net realized gain	–	–	(.05)C	–D	(.08)	–
Total distributions	(.59)	(.44)	(.23)	(.48)	(.08)	(.20)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$18.74	$16.59	$27.88	$37.52	$30.70	$31.12
Total ReturnE,F,G	16.60%	(39.54)%	(25.07)%	24.07%	(1.14)%	1.25%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.16%J	1.14%	1.10%	1.11%	1.09%	1.12%
Expenses net of fee waivers, if any	1.16%J	1.14%	1.10%	1.11%	1.09%	1.12%
Expenses net of all reductions	1.16%J	1.12%	1.09%	1.10%	1.08%	1.11%
Net investment income (loss)	3.02%J	2.62%	1.14%	.36%	1.15%B	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$129,529	$114,321	$190,992	$278,555	$277,378	$347,885
Portfolio turnover rateK	36%J	84%L	47%	56%	90%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.00	$28.53	$38.36	$31.37	$31.82	$31.63
Income from Investment Operations
Net investment income (loss)A	.24	.53	.27	.03	.30B	.08
Net realized and unrealized gain (loss)	2.54	(11.71)	(9.97)	7.35	(.75)	.22
Total from investment operations	2.78	(11.18)	(9.70)	7.38	(.45)	.30
Distributions from net investment income	(.53)	(.35)	(.08)C	(.39)	–	(.11)
Distributions from net realized gain	–	–	(.05)C	–D	–	–
Total distributions	(.53)	(.35)	(.13)	(.39)	–	(.11)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.25	$17.00	$28.53	$38.36	$31.37	$31.82
Total ReturnE,F,G	16.43%	(39.66)%	(25.28)%	23.75%	(1.41)%	.98%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.42%J	1.40%	1.37%	1.38%	1.36%	1.38%
Expenses net of fee waivers, if any	1.41%J	1.40%	1.36%	1.38%	1.36%	1.38%
Expenses net of all reductions	1.41%J	1.38%	1.36%	1.37%	1.35%	1.37%
Net investment income (loss)	2.77%J	2.36%	.88%	.09%	.88%B	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$48,498	$43,768	$87,147	$136,828	$125,951	$155,856
Portfolio turnover rateK	36%J	84%L	47%	56%	90%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.23	$25.58	$34.39	$28.16	$28.69	$28.58
Income from Investment Operations
Net investment income (loss)A	.18	.39	.12	(.11)	.13B	(.05)
Net realized and unrealized gain (loss)	2.27	(10.52)	(8.93)	6.59	(.66)	.19
Total from investment operations	2.45	(10.13)	(8.81)	6.48	(.53)	.14
Distributions from net investment income	(.46)	(.22)	–	(.24)	–	(.03)
Distributions from net realized gain	–	–	–	–C	–	–
Total distributions	(.46)	(.22)	–	(.25)D	–	(.03)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$17.22	$15.23	$25.58	$34.39	$28.16	$28.69
Total ReturnE,F,G	16.14%	(39.95)%	(25.62)%	23.16%	(1.85)%	.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.89%J	1.86%	1.82%	1.84%	1.82%	1.84%
Expenses net of fee waivers, if any	1.89%J	1.86%	1.82%	1.83%	1.81%	1.84%
Expenses net of all reductions	1.89%J	1.84%	1.81%	1.83%	1.80%	1.83%
Net investment income (loss)	2.29%J	1.90%	.42%	(.37)%	.42%B	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$46,645	$45,212	$90,437	$179,521	$212,105	$240,949
Portfolio turnover rateK	36%J	84%L	47%	56%	90%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62) %.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.51	$29.39	$39.57	$32.36	$32.78	$32.62
Income from Investment Operations
Net investment income (loss)A	.30	.67	.47	.23	.50B	.25
Net realized and unrealized gain (loss)	2.63	(12.02)	(10.31)	7.57	(.75)	.20
Total from investment operations	2.93	(11.35)	(9.84)	7.80	(.25)	.45
Distributions from net investment income	(.65)	(.53)	(.30)C	(.58)	(.08)	(.29)
Distributions from net realized gain	–	–	(.05)C	–D	(.09)	–
Total distributions	(.65)	(.53)	(.34)E	(.59)E	(.17)	(.29)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.79	$17.51	$29.39	$39.57	$32.36	$32.78
Total ReturnF,G	16.80%	(39.33)%	(24.85)%	24.43%	(.86)%	1.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.83%J	.82%	.80%	.83%	.81%	.85%
Expenses net of fee waivers, if any	.83%J	.82%	.80%	.83%	.81%	.85%
Expenses net of all reductions	.83%J	.80%	.79%	.82%	.80%	.83%
Net investment income (loss)	3.36%J	2.95%	1.44%	.64%	1.43%B	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$164,035	$154,575	$224,599	$373,714	$277,385	$193,683
Portfolio turnover rateK	36%J	84%L	47%	56%	90%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .39%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$17.48	$29.35	$39.35
Income from Investment Operations
Net investment income (loss)B	.31	.69	.45
Net realized and unrealized gain (loss)	2.62	(11.97)	(10.03)
Total from investment operations	2.93	(11.28)	(9.58)
Distributions from net investment income	(.67)	(.59)	(.37)C
Distributions from net realized gain	–	–	(.05)C
Total distributions	(.67)	(.59)	(.42)
Net asset value, end of period	$19.74	$17.48	$29.35
Total ReturnD,E	16.86%	(39.22)%	(24.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.66%	.65%H
Expenses net of fee waivers, if any	.68%H	.66%	.64%H
Expenses net of all reductions	.68%H	.64%	.64%H
Net investment income (loss)	3.50%H	3.10%	1.82%H
Supplemental Data
Net assets, end of period (000 omitted)	$52,958	$40,742	$9,255
Portfolio turnover rateI	36%H	84%J	47%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Citigroup, Inc.	5.7
Wells Fargo & Co.	5.6
Bank of America Corp.	4.9
Morgan Stanley	4.7
The Travelers Companies, Inc.	4.3
American Express Co.	4.2
Capital One Financial Corp.	4.1
PNC Financial Services Group, Inc.	2.7
U.S. Bancorp	2.6
Bank of New York Mellon Corp.	2.5
41.3

Top Industries (% of fund's net assets)

As of January 31, 2021
Banks	35.9%
Insurance	25.5%
Capital Markets	19.1%
Consumer Finance	10.6%
Thrifts & Mortgage Finance	3.9%
All Others*	5.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Financial Services Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Banks - 35.9%
Diversified Banks - 18.8%
Bank of America Corp.	535,656	$15,882,200
Citigroup, Inc.	318,305	18,458,507
U.S. Bancorp	190,500	8,162,925
Wells Fargo & Co.	605,128	18,081,225
		60,584,857
Regional Banks - 17.1%
Ameris Bancorp	44,900	1,756,039
Associated Banc-Corp.	54,800	983,112
Bank OZK	93,700	3,481,892
BOK Financial Corp.	27,116	2,002,788
Cadence Bancorp Class A	152,264	2,728,571
East West Bancorp, Inc.	36,800	2,205,792
First Horizon National Corp.	295,879	4,109,759
First Interstate Bancsystem, Inc.	45,600	1,762,896
Great Western Bancorp, Inc.	49,400	1,185,600
Huntington Bancshares, Inc.	443,920	5,870,842
KeyCorp	165,100	2,783,586
M&T Bank Corp.	36,700	4,861,649
PacWest Bancorp	24,300	733,617
Peoples United Financial, Inc.	117,300	1,602,318
PNC Financial Services Group, Inc.	61,000	8,754,720
Signature Bank	29,000	4,790,510
WesBanco, Inc.	67,300	1,951,700
Wintrust Financial Corp.	63,600	3,828,084
		55,393,475

TOTAL BANKS		115,978,332

Capital Markets - 19.1%
Asset Management & Custody Banks - 9.8%
Affiliated Managers Group, Inc.	30,700	3,382,833
AllianceBernstein Holding LP	122,105	4,316,412
Bank of New York Mellon Corp.	203,200	8,093,456
Brookfield Asset Management, Inc. Class A	125,700	4,882,188
Carlyle Group LP	125,800	4,059,566
Northern Trust Corp.	22,200	1,980,018
State Street Corp.	69,400	4,858,000
		31,572,473
Financial Exchanges & Data - 1.9%
Cboe Global Markets, Inc.	65,073	5,969,146
Investment Banking & Brokerage - 7.4%
Lazard Ltd. Class A	46,200	1,903,440
Morgan Stanley	225,900	15,146,595
Raymond James Financial, Inc.	39,800	3,977,214
Virtu Financial, Inc. Class A	108,000	2,999,160
		24,026,409

TOTAL CAPITAL MARKETS		61,568,028

Consumer Finance - 10.6%
Consumer Finance - 10.6%
American Express Co.	117,300	13,637,298
Capital One Financial Corp.	125,538	13,088,592
Navient Corp.	211,600	2,381,558
OneMain Holdings, Inc.	93,200	4,339,392
SLM Corp.	42,600	591,288
		34,038,128
Diversified Financial Services - 1.1%
Multi-Sector Holdings - 1.1%
Cannae Holdings, Inc. (a)	94,740	3,599,173
Insurance - 25.5%
Insurance Brokers - 3.6%
Arthur J. Gallagher & Co.	59,500	6,866,895
Willis Towers Watson PLC	22,800	4,627,032
		11,493,927
Life & Health Insurance - 3.1%
CNO Financial Group, Inc.	134,700	2,856,987
MetLife, Inc.	104,600	5,036,490
Primerica, Inc.	16,500	2,298,615
		10,192,092
Multi-Line Insurance - 5.7%
American Financial Group, Inc.	47,300	4,452,822
American International Group, Inc.	151,500	5,672,160
Assurant, Inc.	32,700	4,429,869
Hartford Financial Services Group, Inc.	77,500	3,721,550
		18,276,401
Property & Casualty Insurance - 10.5%
Allstate Corp.	58,600	6,280,748
Chubb Ltd.	36,100	5,258,687
First American Financial Corp.	104,000	5,438,160
Old Republic International Corp.	160,800	2,910,480
The Travelers Companies, Inc.	102,200	13,929,860
		33,817,935
Reinsurance - 2.6%
Reinsurance Group of America, Inc.	53,900	5,662,195
RenaissanceRe Holdings Ltd.	18,300	2,753,052
		8,415,247

TOTAL INSURANCE		82,195,602

IT Services - 2.3%
Data Processing & Outsourced Services - 2.3%
Computer Services, Inc.	19,591	1,214,642
Fidelity National Information Services, Inc.	23,200	2,864,272
Visa, Inc. Class A	17,300	3,343,225
		7,422,139
Professional Services - 1.5%
Research & Consulting Services - 1.5%
Dun & Bradstreet Holdings, Inc. (a)	33,800	799,370
Equifax, Inc.	23,500	4,162,085
		4,961,455
Thrifts & Mortgage Finance - 3.9%
Thrifts & Mortgage Finance - 3.9%
Essent Group Ltd.	84,600	3,538,818
MGIC Investment Corp.	438,600	5,140,392
NMI Holdings, Inc. (a)	155,000	3,287,550
Radian Group, Inc.	36,800	706,560
		12,673,320
TOTAL COMMON STOCKS
(Cost $277,474,527)		322,436,177

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.09% (b)
(Cost $1,078,314)	1,078,099	1,078,314
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $278,552,841)		323,514,491
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(819,776)
NET ASSETS - 100%		$322,694,715

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$640
Fidelity Securities Lending Cash Central Fund	367
Total	$1,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$322,436,177	$322,436,177	$--	$--
Money Market Funds	1,078,314	1,078,314	--	--
Total Investments in Securities:	$323,514,491	$323,514,491	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $277,474,527)	$322,436,177
Fidelity Central Funds (cost $1,078,314)	1,078,314
Total Investment in Securities (cost $278,552,841)		$323,514,491
Receivable for fund shares sold		292,668
Dividends receivable		412,242
Distributions receivable from Fidelity Central Funds		521
Prepaid expenses		2,992
Other receivables		8,253
Total assets		324,231,167
Liabilities
Payable for fund shares redeemed	$1,215,446
Accrued management fee	147,088
Distribution and service plan fees payable	85,525
Other affiliated payables	58,129
Other payables and accrued expenses	30,264
Total liabilities		1,536,452
Net Assets		$322,694,715
Net Assets consist of:
Paid in capital		$279,997,571
Total accumulated earnings (loss)		42,697,144
Net Assets		$322,694,715
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($125,019,121 ÷ 5,553,607 shares)(a)		$22.51
Maximum offering price per share (100/94.25 of $22.51)		$23.88
Class M:
Net Asset Value and redemption price per share ($41,014,258 ÷ 1,841,505 shares)(a)		$22.27
Maximum offering price per share (100/96.50 of $22.27)		$23.08
Class C:
Net Asset Value and offering price per share ($45,646,432 ÷ 2,167,428 shares)(a)		$21.06
Class I:
Net Asset Value, offering price and redemption price per share ($80,785,054 ÷ 3,481,835 shares)		$23.20
Class Z:
Net Asset Value, offering price and redemption price per share ($30,229,850 ÷ 1,306,003 shares)		$23.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$4,259,920
Income from Fidelity Central Funds (including $367 from security lending)		1,007
Total income		4,260,927
Expenses
Management fee	$748,014
Transfer agent fees	270,182
Distribution and service plan fees	451,072
Accounting fees	55,043
Custodian fees and expenses	4,112
Independent trustees' fees and expenses	683
Registration fees	69,095
Audit	28,617
Legal	971
Interest	891
Miscellaneous	2,704
Total expenses before reductions	1,631,384
Expense reductions	(10,019)
Total expenses after reductions		1,621,365
Net investment income (loss)		2,639,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,643,230
Fidelity Central Funds	28
Foreign currency transactions	(17)
Total net realized gain (loss)		1,643,241
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	62,460,370
Fidelity Central Funds	(43)
Total change in net unrealized appreciation (depreciation)		62,460,327
Net gain (loss)		64,103,568
Net increase (decrease) in net assets resulting from operations		$66,743,130

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,639,562	$6,650,433
Net realized gain (loss)	1,643,241	13,281,773
Change in net unrealized appreciation (depreciation)	62,460,327	(73,279,249)
Net increase (decrease) in net assets resulting from operations	66,743,130	(53,347,043)
Distributions to shareholders	(7,232,804)	(4,735,011)
Share transactions - net increase (decrease)	(34,440,737)	(24,010,625)
Total increase (decrease) in net assets	25,069,589	(82,092,679)
Net Assets
Beginning of period	297,625,126	379,717,805
End of period	$322,694,715	$297,625,126

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Financial Services Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$21.47	$21.84	$19.55	$15.43	$16.53
Income from Investment Operations
Net investment income (loss)A	.19	.40	.27	.12	.08	.11
Net realized and unrealized gain (loss)	4.88	(3.59)	.07	2.25	4.08	(1.13)
Total from investment operations	5.07	(3.19)	.34	2.37	4.16	(1.02)
Distributions from net investment income	(.45)	(.28)	(.18)	(.07)	(.04)	(.07)
Distributions from net realized gain	(.11)	–	(.53)	(.01)	–	(.01)
Total distributions	(.56)	(.28)	(.71)	(.08)	(.04)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$22.51	$18.00	$21.47	$21.84	$19.55	$15.43
Total ReturnC,D,E	28.23%	(15.15)%	2.05%	12.13%	26.97%	(6.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.09%	1.08%	1.10%	1.12%	1.15%
Expenses net of fee waivers, if any	1.11%H	1.09%	1.07%	1.10%	1.12%	1.15%
Expenses net of all reductions	1.11%H	1.08%	1.07%	1.09%	1.12%	1.15%
Net investment income (loss)	1.91%H	1.97%	1.31%	.55%	.48%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$125,019	$104,761	$145,799	$174,786	$144,144	$97,011
Portfolio turnover rateI	61%H	88%J	51%	46%	81%	63%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.79	$21.23	$21.60	$19.34	$15.29	$16.41
Income from Investment Operations
Net investment income (loss)A	.17	.34	.21	.06	.04	.07
Net realized and unrealized gain (loss)	4.82	(3.55)	.07	2.23	4.03	(1.13)
Total from investment operations	4.99	(3.21)	.28	2.29	4.07	(1.06)
Distributions from net investment income	(.39)	(.23)	(.13)	(.02)	(.02)	(.05)
Distributions from net realized gain	(.11)	–	(.53)	(.01)	–	(.01)
Total distributions	(.51)B	(.23)	(.65)B	(.03)	(.02)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$22.27	$17.79	$21.23	$21.60	$19.34	$15.29
Total ReturnD,E,F	28.07%	(15.38)%	1.77%	11.84%	26.63%	(6.43)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.37%I	1.35%	1.34%	1.37%	1.40%	1.45%
Expenses net of fee waivers, if any	1.37%I	1.35%	1.34%	1.37%	1.40%	1.45%
Expenses net of all reductions	1.36%I	1.34%	1.33%	1.36%	1.40%	1.44%
Net investment income (loss)	1.66%I	1.72%	1.04%	.28%	.20%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$41,014	$34,828	$48,210	$53,178	$45,920	$30,044
Portfolio turnover rateJ	61%I	88%K	51%	46%	81%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.80	$20.04	$20.41	$18.34	$14.55	$15.67
Income from Investment Operations
Net investment income (loss)A	.11	.23	.11	(.04)	(.05)	–B
Net realized and unrealized gain (loss)	4.54	(3.37)	.07	2.11	3.84	(1.08)
Total from investment operations	4.65	(3.14)	.18	2.07	3.79	(1.08)
Distributions from net investment income	(.28)	(.10)	(.03)	–	–B	(.03)
Distributions from net realized gain	(.11)	–	(.53)	–	–	(.01)
Total distributions	(.39)	(.10)	(.55)C	–	–B	(.04)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$21.06	$16.80	$20.04	$20.41	$18.34	$14.55
Total ReturnD,E,F	27.74%	(15.79)%	1.29%	11.29%	26.06%	(6.88)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.87%I	1.84%	1.83%	1.86%	1.87%	1.90%
Expenses net of fee waivers, if any	1.87%I	1.84%	1.82%	1.85%	1.87%	1.90%
Expenses net of all reductions	1.86%I	1.83%	1.82%	1.85%	1.87%	1.89%
Net investment income (loss)	1.16%I	1.22%	.56%	(.20)%	(.27)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$45,646	$41,947	$71,609	$120,947	$92,593	$47,505
Portfolio turnover rateJ	61%I	88%K	51%	46%	81%	63%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$18.55	$22.11	$22.47	$20.11	$15.84	$16.94
Income from Investment Operations
Net investment income (loss)A	.23	.47	.33	.18	.14	.17
Net realized and unrealized gain (loss)	5.03	(3.69)	.08	2.32	4.19	(1.17)
Total from investment operations	5.26	(3.22)	.41	2.50	4.33	(1.00)
Distributions from net investment income	(.50)	(.34)	(.25)	(.13)	(.06)	(.09)
Distributions from net realized gain	(.11)	–	(.53)	(.01)	–	(.01)
Total distributions	(.61)	(.34)	(.77)B	(.14)	(.06)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$23.20	$18.55	$22.11	$22.47	$20.11	$15.84
Total ReturnD,E	28.43%	(14.91)%	2.36%	12.43%	27.36%	(5.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.80%	.80%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.81%H	.80%	.79%	.83%	.84%	.85%
Expenses net of all reductions	.81%H	.78%	.79%	.82%	.83%	.84%
Net investment income (loss)	2.22%H	2.27%	1.59%	.83%	.76%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$80,785	$85,299	$107,059	$162,724	$96,789	$20,588
Portfolio turnover rateI	61%H	88%J	51%	46%	81%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.53	$22.09	$21.99
Income from Investment Operations
Net investment income (loss)B	.24	.49	.25
Net realized and unrealized gain (loss)	5.03	(3.67)	.66
Total from investment operations	5.27	(3.18)	.91
Distributions from net investment income	(.54)	(.38)	(.29)
Distributions from net realized gain	(.11)	–	(.53)
Total distributions	(.65)	(.38)	(.81)C
Net asset value, end of period	$23.15	$18.53	$22.09
Total ReturnD,E	28.51%	(14.79)%	4.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.67%	.66%H
Expenses net of fee waivers, if any	.69%H	.67%	.65%H
Expenses net of all reductions	.68%H	.65%	.65%H
Net investment income (loss)	2.34%H	2.40%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$30,230	$30,790	$7,041
Portfolio turnover rateI	61%H	88%J	51%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
UnitedHealth Group, Inc.	7.7
Cigna Corp.	5.3
Humana, Inc.	5.1
Danaher Corp.	5.0
Eli Lilly & Co.	4.9
Boston Scientific Corp.	4.1
Roche Holding AG (participation certificate)	3.9
Regeneron Pharmaceuticals, Inc.	3.8
AstraZeneca PLC (United Kingdom)	3.1
Centene Corp.	2.9
45.8

Top Industries (% of fund's net assets)

As of January 31, 2021
Health Care Providers & Services	26.9%
Biotechnology	24.5%
Health Care Equipment & Supplies	21.6%
Pharmaceuticals	16.8%
Life Sciences Tools & Services	6.9%
All Others*	3.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Health Care Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Biotechnology - 24.5%
Biotechnology - 24.5%
Abcam PLC	600,000	$13,630,252
Acceleron Pharma, Inc. (a)	300,000	34,659,000
ADC Therapeutics SA (a)	586,597	16,759,076
Agios Pharmaceuticals, Inc. (a)	184,782	8,679,211
Alnylam Pharmaceuticals, Inc. (a)	600,000	90,288,000
Arcutis Biotherapeutics, Inc. (a)	360,000	9,824,400
Argenx SE ADR (a)	440,000	128,928,800
Ascendis Pharma A/S sponsored ADR (a)	541,054	81,239,258
Avid Bioservices, Inc. (a)	506,300	7,386,917
BeiGene Ltd. ADR (a)	100,000	32,000,000
BioAtla, Inc.	97,300	4,278,281
Black Diamond Therapeutics, Inc. (a)	200,000	4,954,000
Blueprint Medicines Corp. (a)	230,000	22,252,500
Denali Therapeutics, Inc. (a)	208,000	14,248,000
Exelixis, Inc. (a)	1,140,000	25,319,400
Fate Therapeutics, Inc. (a)	500,000	45,315,000
Forma Therapeutics Holdings, Inc.	460,000	17,769,800
Fusion Pharmaceuticals, Inc. (a)	76,000	858,800
Generation Bio Co.	201,420	5,303,389
Innovent Biologics, Inc. (a)(b)	4,000,000	45,709,864
Insmed, Inc. (a)	800,000	30,072,000
Keros Therapeutics, Inc.	200,000	11,410,000
Kinnate Biopharma, Inc.	180,000	5,904,000
Kura Oncology, Inc. (a)	940,000	28,153,000
Kymera Therapeutics, Inc. (a)	280,000	17,346,000
Mirati Therapeutics, Inc. (a)	232,000	47,636,560
Morphic Holding, Inc. (a)	147,500	4,964,850
Neurocrine Biosciences, Inc. (a)	600,000	65,850,000
Novavax, Inc. (a)	128,000	28,280,320
ORIC Pharmaceuticals, Inc. (a)	423,300	12,411,156
Passage Bio, Inc.	387,800	7,236,348
Poseida Therapeutics, Inc. (a)	132,094	1,149,218
Poseida Therapeutics, Inc. (b)	836,860	7,280,682
Prelude Therapeutics, Inc. (c)	383,200	24,888,840
PTC Therapeutics, Inc. (a)	346,500	20,034,630
Regeneron Pharmaceuticals, Inc. (a)	495,000	249,400,800
Relay Therapeutics, Inc. (a)(c)	300,000	14,874,000
Repare Therapeutics, Inc.	284,700	10,565,217
Revolution Medicines, Inc.	800,000	33,712,000
Sage Therapeutics, Inc. (a)	105,767	8,530,109
Sarepta Therapeutics, Inc. (a)	440,000	39,336,000
Scholar Rock Holding Corp. (a)	78,575	4,687,785
Seer, Inc.	6,065	378,456
Shattuck Labs, Inc.	75,000	3,720,750
Shattuck Labs, Inc.	560,371	26,410,005
Stoke Therapeutics, Inc. (a)	400,000	24,432,000
Taysha Gene Therapies, Inc.	168,521	4,381,546
TG Therapeutics, Inc. (a)	1,431,558	69,101,305
Turning Point Therapeutics, Inc. (a)	350,000	43,921,500
uniQure B.V. (a)	321,999	11,401,985
Vaxcyte, Inc.	408,810	10,028,109
Vertex Pharmaceuticals, Inc. (a)	180,000	41,234,400
Viela Bio, Inc. (a)	670,000	23,235,600
Xencor, Inc. (a)	740,000	33,855,000
Zentalis Pharmaceuticals, Inc.	700,000	26,859,000
Zymeworks, Inc. (a)	480,848	16,262,279
		1,618,349,398
Capital Markets - 0.1%
Investment Banking & Brokerage - 0.1%
Vesper Healthcare Acquisition Corp. Class A (a)	416,300	4,358,661
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Jaws Acquisition Corp. (a)	500,000	6,505,000
Health Care Equipment & Supplies - 21.6%
Health Care Equipment - 21.6%
Becton, Dickinson & Co.	200,000	52,358,000
Boston Scientific Corp. (a)	7,600,000	269,344,000
Danaher Corp.	1,400,000	332,976,000
DexCom, Inc. (a)	72,000	26,989,200
Envista Holdings Corp. (a)	354,367	12,594,203
Genmark Diagnostics, Inc. (a)	850,000	11,738,500
Hologic, Inc. (a)	1,800,000	143,514,000
Insulet Corp. (a)	648,600	173,292,948
Intuitive Surgical, Inc. (a)	75,000	56,073,000
Masimo Corp. (a)	287,100	73,474,632
Outset Medical, Inc.	48,393	2,508,209
Outset Medical, Inc.	487,069	23,982,547
Penumbra, Inc. (a)(c)	700,000	182,763,000
Shockwave Medical, Inc. (a)	145,000	16,825,800
Tandem Diabetes Care, Inc. (a)	480,000	44,472,000
		1,422,906,039
Health Care Providers & Services - 26.9%
Health Care Facilities - 1.9%
HCA Holdings, Inc.	460,000	74,740,800
Rede D'Oregon Sao Luiz SA (b)	3,600,000	43,228,424
Surgery Partners, Inc. (a)	201,277	7,503,607
		125,472,831
Health Care Services - 8.4%
1Life Healthcare, Inc. (a)	920,000	46,552,000
Alignment Healthcare Partners unit (d)(e)	1,155,248	22,816,148
Cigna Corp.	1,620,000	351,621,000
Guardant Health, Inc. (a)	328,000	51,004,000
Oak Street Health, Inc.	1,521,680	78,140,246
Option Care Health, Inc. (a)	241,081	4,455,177
		554,588,571
Managed Health Care - 16.6%
Anthem, Inc.	190,000	56,426,200
Centene Corp. (a)	3,220,000	194,166,000
Humana, Inc.	880,000	337,136,800
UnitedHealth Group, Inc.	1,515,000	505,373,697
		1,093,102,697

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,773,164,099

Health Care Technology - 1.7%
Health Care Technology - 1.7%
Castlight Health, Inc. (a)	331,400	589,892
Castlight Health, Inc. Class B (a)	1,700,000	3,026,000
Inspire Medical Systems, Inc. (a)	340,000	68,513,400
Phreesia, Inc. (a)	440,000	28,727,600
Veeva Systems, Inc. Class A (a)	54,000	14,927,760
		115,784,652
Life Sciences Tools & Services - 6.9%
Life Sciences Tools & Services - 6.9%
10X Genomics, Inc. (a)	489,651	83,803,769
Bio-Rad Laboratories, Inc. Class A (a)	100,000	57,377,000
Bruker Corp.	1,670,000	96,676,300
Lonza Group AG	121,800	77,793,620
Maravai LifeSciences Holdings, Inc.	720,000	25,084,800
Seer, Inc. Class A (e)	273,935	17,093,544
Thermo Fisher Scientific, Inc.	194,000	98,881,800
		456,710,833
Pharmaceuticals - 16.7%
Pharmaceuticals - 16.7%
Arvinas Holding Co. LLC (a)	300,000	22,632,000
AstraZeneca PLC (United Kingdom)	2,000,000	204,022,396
Atea Pharmaceuticals, Inc.	139,522	10,185,106
Bristol-Myers Squibb Co.	1,200,000	73,716,000
Eli Lilly & Co.	1,560,000	324,433,200
Harmony Biosciences Holdings, Inc. (a)(c)	220,000	7,889,200
Harmony Biosciences Holdings, Inc.	845,884	28,816,730
Nektar Therapeutics (a)(c)	1,280,000	25,216,000
Pliant Therapeutics, Inc.	568,921	14,001,146
Revance Therapeutics, Inc. (a)	400,000	10,176,000
Roche Holding AG (participation certificate)	740,000	255,382,943
Royalty Pharma PLC (a)(d)(e)	4,463	0
Royalty Pharma PLC (c)	1,000,000	47,010,000
Royalty Pharma PLC (b)	572,200	26,899,122
Theravance Biopharma, Inc. (a)	645,220	12,026,901
UCB SA	420,000	43,588,774
		1,105,995,518
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Clarivate Analytics PLC (a)	670,000	19,389,800
Software - 0.7%
Application Software - 0.7%
Nuance Communications, Inc. (a)	1,000,000	45,540,000
TOTAL COMMON STOCKS
(Cost $4,372,112,902)		6,568,704,000

Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. (Class C) (d)(e)	236,142	3,353,960
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)	638,900	4,606,469
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,876,663)		7,960,429

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.09% (f)	122,483,969	122,508,465
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	60,906,312	60,912,403
TOTAL MONEY MARKET FUNDS
(Cost $183,420,868)		183,420,868
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $4,562,410,433)		6,760,085,297
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(161,021,107)
NET ASSETS - 100%		$6,599,064,190

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,118,092 or 1.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,870,121 or 0.7% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$14,000,005
Aristea Therapeutics, Inc. Series B	10/6/20	$3,522,703
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$3,353,960
Royalty Pharma PLC	5/21/15	$526,188
Seer, Inc. Class A	12/8/20	$5,204,765

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,649
Fidelity Securities Lending Cash Central Fund	164,891
Total	$181,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,568,704,000	$5,851,339,365	$694,548,487	$22,816,148
Convertible Preferred Stocks	7,960,429	--	--	7,960,429
Money Market Funds	183,420,868	183,420,868	--	--
Total Investments in Securities:	$6,760,085,297	$6,034,760,233	$694,548,487	$30,776,577

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.3%
Switzerland	5.4%
United Kingdom	3.7%
Netherlands	2.1%
Cayman Islands	1.4%
Denmark	1.2%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,975,475) — See accompanying schedule: Unaffiliated issuers (cost $4,388,748,937)	$6,576,664,429
Fidelity Central Funds (cost $183,420,868)	183,420,868
Total Investment in Securities (cost $4,572,169,805)		$6,760,085,297
Cash		19,833
Receivable for investments sold		12,394,969
Receivable for fund shares sold		13,997,584
Dividends receivable		4,398,580
Distributions receivable from Fidelity Central Funds		18,245
Prepaid expenses		19,956
Other receivables		64,266
Total assets		6,790,998,730
Liabilities
Payable for investments purchased	$116,877,372
Payable for fund shares redeemed	9,056,954
Accrued management fee	2,913,937
Distribution and service plan fees payable	1,100,885
Other affiliated payables	917,262
Other payables and accrued expenses	157,605
Collateral on securities loaned	60,910,525
Total liabilities		191,934,540
Net Assets		$6,599,064,190
Net Assets consist of:
Paid in capital		$4,308,275,954
Total accumulated earnings (loss)		2,290,788,236
Net Assets		$6,599,064,190
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,565,947,748 ÷ 24,157,100 shares)(a)		$64.82
Maximum offering price per share (100/94.25 of $64.82)		$68.77
Class M:
Net Asset Value and redemption price per share ($380,500,996 ÷ 6,348,569 shares)(a)		$59.93
Maximum offering price per share (100/96.50 of $59.93)		$62.10
Class C:
Net Asset Value and offering price per share ($713,119,049 ÷ 14,279,757 shares)(a)		$49.94
Class I:
Net Asset Value, offering price and redemption price per share ($3,174,506,870 ÷ 44,611,478 shares)		$71.16
Class Z:
Net Asset Value, offering price and redemption price per share ($764,989,527 ÷ 10,746,274 shares)		$71.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$12,625,870
Income from Fidelity Central Funds (including $164,891 from security lending)		181,540
Total income		12,807,410
Expenses
Management fee	$15,889,197
Transfer agent fees	4,779,368
Distribution and service plan fees	6,158,890
Accounting fees	561,225
Custodian fees and expenses	68,395
Independent trustees' fees and expenses	14,075
Registration fees	231,546
Audit	28,391
Legal	11,392
Interest	1,024
Miscellaneous	12,414
Total expenses before reductions	27,755,917
Expense reductions	(73,949)
Total expenses after reductions		27,681,968
Net investment income (loss)		(14,874,558)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	295,016,024
Fidelity Central Funds	(1,379)
Foreign currency transactions	(523,738)
Total net realized gain (loss)		294,490,907
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	426,261,413
Fidelity Central Funds	(4,410)
Assets and liabilities in foreign currencies	106,163
Total change in net unrealized appreciation (depreciation)		426,363,166
Net gain (loss)		720,854,073
Net increase (decrease) in net assets resulting from operations		$705,979,515

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(14,874,558)	$(1,532,281)
Net realized gain (loss)	294,490,907	204,524,782
Change in net unrealized appreciation (depreciation)	426,363,166	806,862,491
Net increase (decrease) in net assets resulting from operations	705,979,515	1,009,854,992
Distributions to shareholders	(356,031,462)	(19,320,902)
Share transactions - net increase (decrease)	716,463,115	506,568,084
Total increase (decrease) in net assets	1,066,411,168	1,497,102,174
Net Assets
Beginning of period	5,532,653,022	4,035,550,848
End of period	$6,599,064,190	$5,532,653,022

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Health Care Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$61.07	$49.21	$50.14	$41.85	$38.23	$45.17
Income from Investment Operations
Net investment income (loss)A	(.18)	(.04)	(.07)	(.07)	(.04)	(.09)
Net realized and unrealized gain (loss)	7.71	12.08	1.36	8.36	3.66	(4.30)
Total from investment operations	7.53	12.04	1.29	8.29	3.62	(4.39)
Distributions from net investment income	(.16)	–	–	–	–	–
Distributions from net realized gain	(3.62)	(.18)	(2.22)	–	–	(2.55)
Total distributions	(3.78)	(.18)	(2.22)	–	–	(2.55)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$64.82	$61.07	$49.21	$50.14	$41.85	$38.23
Total ReturnC,D,E	12.44%	24.50%	2.87%	19.81%	9.47%	(9.82)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	1.01%	1.02%	1.05%	1.04%	1.04%
Expenses net of fee waivers, if any	.99%H	1.00%	1.02%	1.05%	1.04%	1.04%
Expenses net of all reductions	.99%H	1.00%	1.02%	1.04%	1.04%	1.04%
Net investment income (loss)	(.56)%H	(.07)%	(.14)%	(.16)%	(.10)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,565,948	$1,372,082	$1,121,411	$1,003,430	$875,176	$1,159,614
Portfolio turnover rateI	43%H	53%J	45%	81%	64%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$56.62	$45.75	$46.89	$39.25	$35.95	$42.68
Income from Investment Operations
Net investment income (loss)A	(.24)	(.16)	(.18)	(.18)	(.13)	(.18)
Net realized and unrealized gain (loss)	7.14	11.21	1.26	7.82	3.43	(4.06)
Total from investment operations	6.90	11.05	1.08	7.64	3.30	(4.24)
Distributions from net investment income	(.02)	–	–	–	–	–
Distributions from net realized gain	(3.57)	(.18)	(2.22)	–	–	(2.49)
Total distributions	(3.59)	(.18)	(2.22)	–	–	(2.49)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$59.93	$56.62	$45.75	$46.89	$39.25	$35.95
Total ReturnC,D,E	12.29%	24.19%	2.61%	19.46%	9.18%	(10.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.26%	1.28%	1.32%	1.31%	1.31%
Expenses net of fee waivers, if any	1.24%H	1.26%	1.28%	1.32%	1.31%	1.31%
Expenses net of all reductions	1.24%H	1.26%	1.28%	1.31%	1.31%	1.31%
Net investment income (loss)	(.81)%H	(.33)%	(.40)%	(.43)%	(.37)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$380,501	$349,280	$306,758	$298,061	$269,332	$293,556
Portfolio turnover rateI	43%H	53%J	45%	81%	64%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$47.63	$38.70	$40.21	$33.82	$31.12	$37.45
Income from Investment Operations
Net investment income (loss)A	(.33)	(.34)	(.34)	(.33)	(.26)	(.30)
Net realized and unrealized gain (loss)	6.00	9.45	1.05	6.72	2.96	(3.57)
Total from investment operations	5.67	9.11	.71	6.39	2.70	(3.87)
Distributions from net realized gain	(3.36)	(.18)	(2.22)	–	–	(2.46)
Total distributions	(3.36)	(.18)	(2.22)	–	–	(2.46)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$49.94	$47.63	$38.70	$40.21	$33.82	$31.12
Total ReturnC,D,E	12.02%	23.58%	2.10%	18.89%	8.68%	(10.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.76%	1.77%	1.80%	1.79%	1.79%
Expenses net of fee waivers, if any	1.74%H	1.76%	1.77%	1.80%	1.79%	1.79%
Expenses net of all reductions	1.74%H	1.75%	1.77%	1.79%	1.79%	1.79%
Net investment income (loss)	(1.31)%H	(.82)%	(.88)%	(.91)%	(.85)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$713,119	$654,487	$585,093	$669,639	$619,991	$695,374
Portfolio turnover rateI	43%H	53%J	45%	81%	64%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$66.81	$53.77	$54.43	$45.35	$41.31	$48.53
Income from Investment Operations
Net investment income (loss)A	(.10)	.11	.07	.05	.07	–B
Net realized and unrealized gain (loss)	8.44	13.22	1.49	9.06	3.97	(4.62)
Total from investment operations	8.34	13.33	1.56	9.11	4.04	(4.62)
Distributions from net investment income	(.30)	–	–	–	–	–
Distributions from net realized gain	(3.69)	(.29)	(2.22)	(.03)	–	(2.60)
Total distributions	(3.99)	(.29)	(2.22)	(.03)	–	(2.60)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$71.16	$66.81	$53.77	$54.43	$45.35	$41.31
Total ReturnC,D	12.59%	24.84%	3.14%	20.09%	9.78%	(9.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.76%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.73%G	.74%	.76%	.79%	.78%	.78%
Expenses net of all reductions	.73%G	.74%	.76%	.78%	.78%	.78%
Net investment income (loss)	(.30)%G	.19%	.13%	.10%	.16%	.01%B
Supplemental Data
Net assets, end of period (000 omitted)	$3,174,507	$2,546,323	$1,783,417	$1,316,804	$911,005	$658,848
Portfolio turnover rateH	43%G	53%I	45%	81%	64%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$66.88	$53.84	$57.87
Income from Investment Operations
Net investment income (loss)B	(.06)	.19	.13
Net realized and unrealized gain (loss)	8.46	13.22	(1.94)C
Total from investment operations	8.40	13.41	(1.81)
Distributions from net investment income	(.37)	–	–
Distributions from net realized gain	(3.73)	(.37)	(2.22)
Total distributions	(4.09)D	(.37)	(2.22)
Net asset value, end of period	$71.19	$66.88	$53.84
Total ReturnE,F	12.67%	24.98%	(2.86)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.61%	.62%I
Expenses net of fee waivers, if any	.60%I	.61%	.62%I
Expenses net of all reductions	.60%I	.61%	.62%I
Net investment income (loss)	(.18)%I	.32%	.30%I
Supplemental Data
Net assets, end of period (000 omitted)	$764,990	$610,481	$238,873
Portfolio turnover rateJ	43%I	53%K	45%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Roper Technologies, Inc.	10.2
XPO Logistics, Inc.	6.3
Parker Hannifin Corp.	6.2
TransDigm Group, Inc.	6.2
AMETEK, Inc.	6.2
Honeywell International, Inc.	5.8
Colfax Corp.	4.2
TriNet Group, Inc.	4.0
Uber Technologies, Inc.	4.0
Woodward, Inc.	3.8
56.9

Top Industries (% of fund's net assets)

As of January 31, 2021
Machinery	20.3%
Industrial Conglomerates	18.8%
Electrical Equipment	14.6%
Aerospace & Defense	10.8%
Road & Rail	10.6%
All Others*	24.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Industrials Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 10.8%
Aerospace & Defense - 10.8%
Curtiss-Wright Corp.	1,100	$114,169
HEICO Corp. Class A	71,415	7,592,129
Maxar Technologies, Inc.	55,200	2,311,224
Teledyne Technologies, Inc. (a)	6,100	2,177,761
Textron, Inc.	48,598	2,199,545
The Boeing Co.	59,500	11,554,305
TransDigm Group, Inc.	63,514	35,141,026
		61,090,159
Air Freight & Logistics - 6.3%
Air Freight & Logistics - 6.3%
XPO Logistics, Inc. (a)	320,838	35,423,724
Building Products - 5.4%
Building Products - 5.4%
Advanced Drain Systems, Inc.	57,400	4,734,352
Carrier Global Corp.	48,300	1,859,550
Johnson Controls International PLC	249,300	12,420,126
Trane Technologies PLC	57,635	8,261,977
Trex Co., Inc. (a)	38,500	3,533,145
		30,809,150
Commercial Services & Supplies - 2.3%
Environmental & Facility Services - 2.3%
Tetra Tech, Inc. (b)	107,900	13,117,403
Construction & Engineering - 0.4%
Construction & Engineering - 0.4%
AECOM (a)	23,600	1,182,360
Quanta Services, Inc.	14,800	1,042,956
		2,225,316
Electrical Equipment - 14.6%
Electrical Components & Equipment - 14.6%
AMETEK, Inc.	309,534	35,057,821
Generac Holdings, Inc. (a)	26,100	6,431,562
Plug Power, Inc. (a)(b)	253,300	16,000,961
Regal Beloit Corp.	133,799	16,789,099
Rockwell Automation, Inc.	3,800	944,414
Vertiv Holdings Co.	375,500	7,555,060
		82,778,917
Industrial Conglomerates - 18.8%
Industrial Conglomerates - 18.8%
General Electric Co.	1,497,200	15,990,096
Honeywell International, Inc.	168,294	32,879,599
Roper Technologies, Inc.	146,132	57,416,725
		106,286,420
Machinery - 20.3%
Industrial Machinery - 20.3%
Chart Industries, Inc. (a)	22,100	2,654,431
Colfax Corp. (a)	641,443	23,810,364
Evoqua Water Technologies Corp. (a)	49,000	1,335,250
Fortive Corp.	192,775	12,738,572
Ingersoll Rand, Inc. (a)	198,100	8,288,504
ITT, Inc.	94,151	7,034,021
Parker Hannifin Corp.	133,400	35,298,974
Pentair PLC	39,400	2,145,724
RBC Bearings, Inc. (a)	3,400	568,922
Woodward, Inc.	190,117	21,283,598
		115,158,360
Professional Services - 7.0%
Human Resource & Employment Services - 4.0%
TriNet Group, Inc. (a)	306,031	22,679,957
Research & Consulting Services - 3.0%
Clarivate Analytics PLC (a)	90,100	2,607,494
CoreLogic, Inc.	94,700	7,129,963
CoStar Group, Inc. (a)	7,700	6,927,767
		16,665,224

TOTAL PROFESSIONAL SERVICES		39,345,181

Road & Rail - 10.6%
Railroads - 6.2%
CSX Corp.	10,595	908,574
Kansas City Southern	53,984	10,940,937
Norfolk Southern Corp.	63,691	15,070,564
Union Pacific Corp.	41,679	8,230,352
		35,150,427
Trucking - 4.4%
Saia, Inc. (a)	14,000	2,474,500
Uber Technologies, Inc. (a)	443,300	22,577,269
		25,051,769

TOTAL ROAD & RAIL		60,202,196

Trading Companies & Distributors - 2.8%
Trading Companies & Distributors - 2.8%
Fastenal Co.	53,400	2,434,506
United Rentals, Inc. (a)	54,200	13,171,142
		15,605,648
TOTAL COMMON STOCKS
(Cost $464,712,701)		562,042,474

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (c)	4,192,222	4,193,061
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	941,231	941,325
TOTAL MONEY MARKET FUNDS
(Cost $5,134,386)		5,134,386
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $469,847,087)		567,176,860
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,340,335)
NET ASSETS - 100%		$565,836,525

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,307
Fidelity Securities Lending Cash Central Fund	507
Total	$2,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$562,042,474	$562,042,474	$--	$--
Money Market Funds	5,134,386	5,134,386	--	--
Total Investments in Securities:	$567,176,860	$567,176,860	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $884,367) — See accompanying schedule: Unaffiliated issuers (cost $464,712,701)	$562,042,474
Fidelity Central Funds (cost $5,134,386)	5,134,386
Total Investment in Securities (cost $469,847,087)		$567,176,860
Receivable for investments sold		19,160,128
Receivable for fund shares sold		631,221
Dividends receivable		21,348
Distributions receivable from Fidelity Central Funds		784
Prepaid expenses		5,011
Other receivables		5,691
Total assets		587,001,043
Liabilities
Payable for investments purchased	$18,323,109
Payable for fund shares redeemed	1,380,497
Accrued management fee	264,690
Distribution and service plan fees payable	121,404
Other affiliated payables	102,286
Other payables and accrued expenses	31,207
Collateral on securities loaned	941,325
Total liabilities		21,164,518
Net Assets		$565,836,525
Net Assets consist of:
Paid in capital		$417,381,060
Total accumulated earnings (loss)		148,455,465
Net Assets		$565,836,525
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($219,984,510 ÷ 5,627,541 shares)(a)		$39.09
Maximum offering price per share (100/94.25 of $39.09)		$41.47
Class M:
Net Asset Value and redemption price per share ($50,736,830 ÷ 1,335,103 shares)(a)		$38.00
Maximum offering price per share (100/96.50 of $38.00)		$39.38
Class C:
Net Asset Value and offering price per share ($54,919,474 ÷ 1,618,709 shares)(a)		$33.93
Class I:
Net Asset Value, offering price and redemption price per share ($195,972,141 ÷ 4,710,257 shares)		$41.61
Class Z:
Net Asset Value, offering price and redemption price per share ($44,223,570 ÷ 1,064,281 shares)		$41.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$1,722,467
Income from Fidelity Central Funds (including $507 from security lending)		2,814
Total income		1,725,281
Expenses
Management fee	$1,419,400
Transfer agent fees	472,343
Distribution and service plan fees	690,561
Accounting fees	102,120
Custodian fees and expenses	4,915
Independent trustees' fees and expenses	1,227
Registration fees	72,153
Audit	27,404
Legal	2,275
Miscellaneous	1,600
Total expenses before reductions	2,793,998
Expense reductions	(3,700)
Total expenses after reductions		2,790,298
Net investment income (loss)		(1,065,017)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,712,900
Fidelity Central Funds	(177)
Total net realized gain (loss)		70,712,723
Change in net unrealized appreciation (depreciation) on investment securities		3,154,537
Net gain (loss)		73,867,260
Net increase (decrease) in net assets resulting from operations		$72,802,243

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,065,017)	$2,527,790
Net realized gain (loss)	70,712,723	953,381
Change in net unrealized appreciation (depreciation)	3,154,537	(55,718,333)
Net increase (decrease) in net assets resulting from operations	72,802,243	(52,237,162)
Distributions to shareholders	(3,415,746)	(43,927,430)
Share transactions - net increase (decrease)	44,716,949	(102,963,693)
Total increase (decrease) in net assets	114,103,446	(199,128,285)
Net Assets
Beginning of period	451,733,079	650,861,364
End of period	$565,836,525	$451,733,079

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Industrials Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$33.85	$38.95	$42.62	$37.89	$35.52	$37.06
Income from Investment Operations
Net investment income (loss)A	(.08)	.18B	.24	.13	.19	.15
Net realized and unrealized gain (loss)	5.56	(2.46)	(.02)	5.87	4.24	1.34
Total from investment operations	5.48	(2.28)	.22	6.00	4.43	1.49
Distributions from net investment income	–	(.25)	(.19)	(.10)	(.16)	(.14)
Distributions from net realized gain	(.24)	(2.57)	(3.70)	(1.17)	(1.90)	(2.89)
Total distributions	(.24)	(2.82)	(3.89)	(1.27)	(2.06)	(3.03)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$39.09	$33.85	$38.95	$42.62	$37.89	$35.52
Total ReturnD,E,F	16.16%	(6.58)%	2.06%	15.97%	12.62%	5.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%I	1.05%	1.04%	1.06%	1.06%	1.06%
Expenses net of fee waivers, if any	1.05%I	1.05%	1.04%	1.06%	1.06%	1.06%
Expenses net of all reductions	1.05%I	1.03%	1.03%	1.05%	1.06%	1.06%
Net investment income (loss)	(.40)%I	.49%B	.63%	.32%	.53%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$219,985	$199,835	$268,483	$303,201	$309,204	$279,055
Portfolio turnover rateJ	179%I	219%K	125%	61%	57%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$32.96	$37.99	$41.65	$37.03	$34.77	$36.35
Income from Investment Operations
Net investment income (loss)A	(.12)	.08B	.14	.03	.10	.06
Net realized and unrealized gain (loss)	5.40	(2.39)	(.03)	5.74	4.14	1.31
Total from investment operations	5.28	(2.31)	.11	5.77	4.24	1.37
Distributions from net investment income	–	(.15)	(.07)	–	(.08)	(.06)
Distributions from net realized gain	(.24)	(2.57)	(3.70)	(1.15)	(1.90)	(2.89)
Total distributions	(.24)	(2.72)	(3.77)	(1.15)	(1.98)	(2.95)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$38.00	$32.96	$37.99	$41.65	$37.03	$34.77
Total ReturnD,E,F	15.99%	(6.82)%	1.78%	15.70%	12.33%	4.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.31%	1.31%	1.32%	1.32%	1.33%
Expenses net of fee waivers, if any	1.31%I	1.31%	1.30%	1.32%	1.32%	1.33%
Expenses net of all reductions	1.31%I	1.30%	1.30%	1.31%	1.32%	1.32%
Net investment income (loss)	(.67)%I	.23%B	.37%	.07%	.27%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$50,737	$45,157	$61,570	$72,143	$87,253	$79,196
Portfolio turnover rateJ	179%I	219%K	125%	61%	57%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$29.52	$34.27	$38.09	$34.09	$32.24	$34.02
Income from Investment Operations
Net investment income (loss)A	(.20)	(.08)B	(.04)	(.16)	(.08)	(.09)
Net realized and unrealized gain (loss)	4.85	(2.15)	(.08)	5.28	3.83	1.20
Total from investment operations	4.65	(2.23)	(.12)	5.12	3.75	1.11
Distributions from net investment income	–	(.03)	–	–	–	–
Distributions from net realized gain	(.24)	(2.49)	(3.70)	(1.12)	(1.90)	(2.89)
Total distributions	(.24)	(2.52)	(3.70)	(1.12)	(1.90)	(2.89)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$33.93	$29.52	$34.27	$38.09	$34.09	$32.24
Total ReturnD,E,F	15.72%	(7.27)%	1.28%	15.13%	11.76%	4.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.81%I	1.81%	1.80%	1.82%	1.82%	1.82%
Expenses net of fee waivers, if any	1.81%I	1.81%	1.80%	1.82%	1.82%	1.82%
Expenses net of all reductions	1.81%I	1.79%	1.79%	1.81%	1.81%	1.81%
Net investment income (loss)	(1.16)%I	(.26)%B	(.12)%	(.43)%	(.23)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$54,919	$53,969	$90,512	$138,249	$134,505	$112,425
Portfolio turnover rateJ	179%I	219%K	125%	61%	57%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$35.97	$41.20	$44.85	$39.80	$37.21	$38.67
Income from Investment Operations
Net investment income (loss)A	(.03)	.29B	.37	.25	.31	.25
Net realized and unrealized gain (loss)	5.91	(2.60)	(.02)	6.18	4.44	1.42
Total from investment operations	5.88	(2.31)	.35	6.43	4.75	1.67
Distributions from net investment income	–	(.35)	(.30)	(.21)	(.25)	(.24)
Distributions from net realized gain	(.24)	(2.57)	(3.70)	(1.17)	(1.90)	(2.89)
Total distributions	(.24)	(2.92)	(4.00)	(1.38)	(2.16)C	(3.13)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$41.61	$35.97	$41.20	$44.85	$39.80	$37.21
Total ReturnE,F	16.32%	(6.32)%	2.31%	16.30%	12.91%	5.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.78%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.78%I	.78%	.77%	.80%	.80%	.80%
Expenses net of all reductions	.78%I	.76%	.77%	.79%	.80%	.79%
Net investment income (loss)	(.13)%I	.76%B	.90%	.59%	.79%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$195,972	$123,603	$219,218	$320,902	$284,727	$133,176
Portfolio turnover rateJ	179%I	219%K	125%	61%	57%	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .56%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$35.90	$41.15	$46.84
Income from Investment Operations
Net investment income (loss)B	–C	.34D	.34
Net realized and unrealized gain (loss)	5.89	(2.60)	(1.94)
Total from investment operations	5.89	(2.26)	(1.60)
Distributions from net investment income	–	(.42)	(.39)
Distributions from net realized gain	(.24)	(2.57)	(3.70)
Total distributions	(.24)	(2.99)	(4.09)
Net asset value, end of period	$41.55	$35.90	$41.15
Total ReturnE,F	16.38%	(6.21)%	(1.92)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.65%	.64%I
Expenses net of fee waivers, if any	.65%I	.65%	.64%I
Expenses net of all reductions	.65%I	.63%	.64%I
Net investment income (loss)	(.01)%I	.89%	1.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$44,224	$29,168	$11,077
Portfolio turnover rateJ	179%I	219%K	125%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
NVIDIA Corp.	18.5
Qualcomm, Inc.	6.5
Micron Technology, Inc.	6.3
NXP Semiconductors NV	6.2
Intel Corp.	5.9
Marvell Technology Group Ltd.	5.5
Broadcom, Inc.	4.6
Microchip Technology, Inc.	4.6
Lam Research Corp.	4.5
ON Semiconductor Corp.	4.4
67.0

Top Industries (% of fund's net assets)

As of January 31, 2021
Semiconductors & Semiconductor Equipment	92.6%
Electronic Equipment & Components	3.4%
Technology Hardware, Storage & Peripherals	0.8%
All Others*	3.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Semiconductors Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Electronic Equipment & Components - 3.4%
Electronic Components - 0.9%
II-VI, Inc. (a)(b)	54,600	$4,590,222
Electronic Manufacturing Services - 2.5%
Flex Ltd. (a)	176,327	3,110,408
Jabil, Inc.	157,576	6,518,919
TTM Technologies, Inc. (a)	233,190	3,127,078
		12,756,405

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		17,346,627

Semiconductors & Semiconductor Equipment - 92.5%
Semiconductor Equipment - 10.6%
Advanced Energy Industries, Inc.	39,864	4,089,249
Applied Materials, Inc.	118,600	11,466,248
Enphase Energy, Inc. (a)	45,500	8,296,925
KLA Corp.	20,800	5,825,456
Lam Research Corp.	46,546	22,525,937
SolarEdge Technologies, Inc. (a)	4,600	1,326,318
		53,530,133
Semiconductors - 81.9%
Advanced Micro Devices, Inc. (a)	218,700	18,729,468
Alpha & Omega Semiconductor Ltd. (a)	63,000	1,810,620
Ambarella, Inc. (a)	8,600	811,496
Analog Devices, Inc.	41,870	6,168,707
ASE Technology Holding Co. Ltd. ADR	119,500	795,870
Broadcom, Inc.	51,125	23,031,813
Cirrus Logic, Inc. (a)	115,528	10,823,818
Dialog Semiconductor PLC (a)	16,100	1,015,593
Diodes, Inc. (a)	61,900	4,381,282
Inphi Corp. (a)	36,000	6,069,960
Intel Corp.	534,264	29,656,995
MACOM Technology Solutions Holdings, Inc. (a)	59,100	3,360,426
Marvell Technology Group Ltd.	542,387	27,911,235
MaxLinear, Inc. Class A (a)	70,349	2,208,255
Microchip Technology, Inc.	169,201	23,029,948
Micron Technology, Inc. (a)	402,112	31,473,306
NVIDIA Corp.	179,023	93,018,560
NXP Semiconductors NV	195,812	31,421,952
ON Semiconductor Corp. (a)	647,306	22,325,584
Qualcomm, Inc.	210,726	32,932,259
Semtech Corp. (a)	35,000	2,483,250
Skyworks Solutions, Inc.	3,950	668,538
SMART Global Holdings, Inc. (a)	52,800	1,961,520
Synaptics, Inc. (a)	22,300	2,212,606
Texas Instruments, Inc.	94,900	15,723,981
Universal Display Corp.	24,671	5,694,560
Xilinx, Inc.	95,350	12,449,850
		412,171,452

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		465,701,585

Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co. Ltd.	56,390	4,134,497
TOTAL COMMON STOCKS
(Cost $270,880,700)		487,182,709
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
SMART Global Holdings, Inc. 2.25% 2/15/26 (c)
(Cost $310,000)	310,000	358,050
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.09% (d)	10,366,123	10,368,197
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	2,651,935	2,652,200
TOTAL MONEY MARKET FUNDS
(Cost $13,020,397)		13,020,397
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $284,211,097)		500,561,156
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,104,607
NET ASSETS - 100%		$503,665,763

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $358,050 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,623
Fidelity Securities Lending Cash Central Fund	1,870
Total	$5,493

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$487,182,709	$487,182,709	$--	$--
Convertible Bonds	358,050	--	358,050	--
Money Market Funds	13,020,397	13,020,397	--	--
Total Investments in Securities:	$500,561,156	$500,203,106	$358,050	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.8%
Netherlands	6.2%
Bermuda	5.9%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,505,286) — See accompanying schedule: Unaffiliated issuers (cost $271,190,700)	$487,540,759
Fidelity Central Funds (cost $13,020,397)	13,020,397
Total Investment in Securities (cost $284,211,097)		$500,561,156
Foreign currency held at value (cost $508,770)		508,770
Receivable for investments sold		408,282
Receivable for fund shares sold		6,476,326
Dividends receivable		137,245
Interest receivable		3,216
Distributions receivable from Fidelity Central Funds		1,040
Prepaid expenses		1,881
Other receivables		7,508
Total assets		508,105,424
Liabilities
Payable for investments purchased	$524,471
Payable for fund shares redeemed	794,006
Accrued management fee	224,919
Distribution and service plan fees payable	122,271
Other affiliated payables	85,496
Other payables and accrued expenses	36,298
Collateral on securities loaned	2,652,200
Total liabilities		4,439,661
Net Assets		$503,665,763
Net Assets consist of:
Paid in capital		$273,613,414
Total accumulated earnings (loss)		230,052,349
Net Assets		$503,665,763
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($196,158,377 ÷ 5,066,805 shares)(a)		$38.71
Maximum offering price per share (100/94.25 of $38.71)		$41.07
Class M:
Net Asset Value and redemption price per share ($39,606,154 ÷ 1,080,840 shares)(a)		$36.64
Maximum offering price per share (100/96.50 of $36.64)		$37.97
Class C:
Net Asset Value and offering price per share ($72,438,746 ÷ 2,235,783 shares)(a)		$32.40
Class I:
Net Asset Value, offering price and redemption price per share ($181,756,132 ÷ 4,405,918 shares)		$41.25
Class Z:
Net Asset Value, offering price and redemption price per share ($13,706,354 ÷ 332,734 shares)		$41.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$2,081,253
Interest		3,488
Income from Fidelity Central Funds (including $1,870 from security lending)		5,493
Total income		2,090,234
Expenses
Management fee	$1,136,231
Transfer agent fees	386,497
Distribution and service plan fees	624,768
Accounting fees	83,501
Custodian fees and expenses	1,484
Independent trustees' fees and expenses	964
Registration fees	78,478
Audit	25,336
Legal	1,575
Miscellaneous	6,226
Total expenses before reductions	2,345,060
Expense reductions	(705)
Total expenses after reductions		2,344,355
Net investment income (loss)		(254,121)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,931,612
Fidelity Central Funds	(198)
Foreign currency transactions	1,791
Total net realized gain (loss)		22,933,205
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	105,633,900
Fidelity Central Funds	(1,381)
Assets and liabilities in foreign currencies	(386)
Total change in net unrealized appreciation (depreciation)		105,632,133
Net gain (loss)		128,565,338
Net increase (decrease) in net assets resulting from operations		$128,311,217

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(254,121)	$1,525,542
Net realized gain (loss)	22,933,205	25,181,646
Change in net unrealized appreciation (depreciation)	105,632,133	51,353,113
Net increase (decrease) in net assets resulting from operations	128,311,217	78,060,301
Distributions to shareholders	(20,932,422)	(3,496,901)
Share transactions - net increase (decrease)	35,053,494	18,884,510
Total increase (decrease) in net assets	142,432,289	93,447,910
Net Assets
Beginning of period	361,233,474	267,785,564
End of period	$503,665,763	$361,233,474

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Semiconductors Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$29.79	$23.03	$25.06	$21.57	$16.50	$15.29
Income from Investment Operations
Net investment income (loss)A	(.02)	.14	.15	.02	.11	.09
Net realized and unrealized gain (loss)	10.65	6.90	1.25	5.73	5.03	2.67
Total from investment operations	10.63	7.04	1.40	5.75	5.14	2.76
Distributions from net investment income	(.04)	(.07)	(.10)	(.05)B	(.05)	(.05)
Distributions from net realized gain	(1.67)	(.20)	(3.33)	(2.21)B	(.02)	(1.49)
Total distributions	(1.71)	(.28)C	(3.43)	(2.26)	(.07)	(1.55)C
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$38.71	$29.79	$23.03	$25.06	$21.57	$16.50
Total ReturnE,F,G	35.85%	30.65%	10.18%	27.35%	31.21%	20.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.06%J	1.10%	1.12%	1.15%	1.17%	1.31%
Expenses net of fee waivers, if any	1.06%J	1.09%	1.11%	1.15%	1.17%	1.31%
Expenses net of all reductions	1.06%J	1.08%	1.11%	1.13%	1.16%	1.28%
Net investment income (loss)	(.09)%J	.53%	.70%	.09%	.55%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$196,158	$140,072	$98,459	$97,883	$72,040	$34,066
Portfolio turnover rateK	53%J	136%	110%	133%	99%	185%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.25	$21.89	$24.04	$20.77	$15.91	$14.81
Income from Investment Operations
Net investment income (loss)A	(.06)	.06	.08	(.05)	.04	.04
Net realized and unrealized gain (loss)	10.09	6.55	1.16	5.50	4.84	2.57
Total from investment operations	10.03	6.61	1.24	5.45	4.88	2.61
Distributions from net investment income	–	(.05)	(.06)	–B	–	(.04)
Distributions from net realized gain	(1.64)	(.20)	(3.33)	(2.18)B	(.02)	(1.47)
Total distributions	(1.64)	(.25)	(3.39)	(2.18)	(.02)	(1.51)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$36.64	$28.25	$21.89	$24.04	$20.77	$15.91
Total ReturnD,E,F	35.66%	30.28%	9.84%	26.95%	30.72%	20.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.33%I	1.38%	1.44%	1.48%	1.53%	1.65%
Expenses net of fee waivers, if any	1.33%I	1.38%	1.43%	1.47%	1.53%	1.65%
Expenses net of all reductions	1.33%I	1.37%	1.43%	1.46%	1.52%	1.62%
Net investment income (loss)	(.36)%I	.24%	.38%	(.23)%	.20%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$39,606	$29,262	$22,587	$21,830	$16,127	$9,766
Portfolio turnover rateJ	53%I	136%	110%	133%	99%	185%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.18	$19.59	$21.88	$19.10	$14.69	$13.80
Income from Investment Operations
Net investment income (loss)A	(.12)	(.05)	(.01)	(.14)	(.04)	(.02)
Net realized and unrealized gain (loss)	8.97	5.86	.98	5.05	4.47	2.37
Total from investment operations	8.85	5.81	.97	4.91	4.43	2.35
Distributions from net investment income	–	(.01)	–	–	–	(.02)
Distributions from net realized gain	(1.63)	(.20)	(3.26)	(2.13)	(.02)	(1.44)
Total distributions	(1.63)	(.22)B	(3.26)	(2.13)	(.02)	(1.46)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$32.40	$25.18	$19.59	$21.88	$19.10	$14.69
Total ReturnD,E,F	35.32%	29.73%	9.33%	26.38%	30.21%	19.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.82%I	1.85%	1.87%	1.91%	1.95%	2.08%
Expenses net of fee waivers, if any	1.82%I	1.85%	1.87%	1.91%	1.95%	2.08%
Expenses net of all reductions	1.82%I	1.83%	1.87%	1.89%	1.94%	2.05%
Net investment income (loss)	(.85)%I	(.23)%	(.06)%	(.67)%	(.23)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$72,439	$57,320	$45,659	$57,915	$42,684	$21,088
Portfolio turnover rateJ	53%I	136%	110%	133%	99%	185%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.68	$24.42	$26.33	$22.56	$17.24	$15.89
Income from Investment Operations
Net investment income (loss)A	.03	.22	.23	.10	.17	.14
Net realized and unrealized gain (loss)	11.33	7.34	1.35	5.99	5.26	2.79
Total from investment operations	11.36	7.56	1.58	6.09	5.43	2.93
Distributions from net investment income	(.12)	(.10)	(.16)	(.11)B	(.09)	(.09)
Distributions from net realized gain	(1.67)	(.20)	(3.33)	(2.21)B	(.02)	(1.49)
Total distributions	(1.79)	(.30)	(3.49)	(2.32)	(.11)	(1.58)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$41.25	$31.68	$24.42	$26.33	$22.56	$17.24
Total ReturnD,E	36.02%	31.08%	10.46%	27.74%	31.62%	20.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.81%	.83%	.86%	.88%	.98%
Expenses net of fee waivers, if any	.79%H	.81%	.82%	.86%	.88%	.98%
Expenses net of all reductions	.79%H	.79%	.82%	.84%	.87%	.95%
Net investment income (loss)	.19%H	.81%	.98%	.38%	.84%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$181,756	$126,660	$98,451	$140,362	$91,052	$25,827
Portfolio turnover rateI	53%H	136%	110%	133%	99%	185%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$31.65	$24.38	$26.00
Income from Investment Operations
Net investment income (loss)B	.06	.26	.17
Net realized and unrealized gain (loss)	11.31	7.33	1.76
Total from investment operations	11.37	7.59	1.93
Distributions from net investment income	(.16)	(.11)	(.22)
Distributions from net realized gain	(1.67)	(.20)	(3.33)
Total distributions	(1.83)	(.32)C	(3.55)
Net asset value, end of period	$41.19	$31.65	$24.38
Total ReturnD,E	36.10%	31.22%	12.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.68%	.69%H
Expenses net of fee waivers, if any	.67%H	.68%	.69%H
Expenses net of all reductions	.67%H	.66%	.68%H
Net investment income (loss)	.31%H	.94%	.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,706	$7,920	$2,629
Portfolio turnover rateI	53%H	136%	110%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	23.6
Microsoft Corp.	17.0
NVIDIA Corp.	4.1
Salesforce.com, Inc.	3.4
Adobe, Inc.	2.8
Marvell Technology Group Ltd.	2.7
PayPal Holdings, Inc.	2.3
Micron Technology, Inc.	2.2
Cisco Systems, Inc.	2.0
NXP Semiconductors NV	1.9
62.0

Top Industries (% of fund's net assets)

As of January 31, 2021
Software	31.4%
Technology Hardware, Storage & Peripherals	24.7%
Semiconductors & Semiconductor Equipment	18.5%
IT Services	13.1%
Communications Equipment	3.1%
All Others*	9.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Technology Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
QuantumScape Corp. Class A (a)	272,600	11,926,250
Chemicals - 0.3%
Commodity Chemicals - 0.3%
LG Chemical Ltd.	16,570	13,586,218
Communications Equipment - 3.1%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,931,600	86,110,728
F5 Networks, Inc. (a)	239,200	46,871,240
		132,981,968
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(b)(c)	1,469,829	12,640,529
Electronic Equipment & Components - 1.6%
Electronic Components - 0.6%
II-VI, Inc. (a)(d)	301,687	25,362,826
Electronic Manufacturing Services - 1.0%
Flex Ltd. (a)	2,396,500	42,274,260

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		67,637,086

Entertainment - 0.5%
Movies & Entertainment - 0.5%
Netflix, Inc. (a)	40,366	21,490,455
Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Facebook, Inc. Class A (a)	97,300	25,135,509
Internet & Direct Marketing Retail - 1.4%
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	10,300	33,023,860
MercadoLibre, Inc. (a)	14,200	25,269,042
		58,292,902
IT Services - 13.0%
Data Processing & Outsourced Services - 9.3%
Fiserv, Inc. (a)	661,778	67,957,983
Genpact Ltd.	862,800	33,027,984
MasterCard, Inc. Class A	239,500	75,751,455
PayPal Holdings, Inc. (a)	421,100	98,667,941
Square, Inc. (a)	245,900	53,104,564
Visa, Inc. Class A	358,916	69,360,517
		397,870,444
Internet Services & Infrastructure - 3.2%
GoDaddy, Inc. (a)	406,700	31,958,486
Shopify, Inc. (a)	24,000	26,366,160
Snowflake Computing, Inc.:
Class B	1,495	386,947
Class B (e)	498	135,680
Twilio, Inc. Class A (a)	216,400	77,780,652
		136,627,925
IT Consulting & Other Services - 0.5%
Capgemini SA	143,500	20,810,259

TOTAL IT SERVICES		555,308,628

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(b)	387,462	0
Oil, Gas & Consumable Fuels - 0.7%
Oil & Gas Refining & Marketing - 0.7%
Reliance Industries Ltd.	1,218,700	30,809,559
Reliance Industries Ltd.	80,346	1,066,796
		31,876,355
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (b)	387,462	201,802
Road & Rail - 1.9%
Trucking - 1.9%
Lyft, Inc. (a)	544,742	24,219,229
Uber Technologies, Inc. (a)	1,084,164	55,216,473
		79,435,702
Semiconductors & Semiconductor Equipment - 18.5%
Semiconductor Equipment - 2.3%
ASML Holding NV (Netherlands)	41,400	22,101,557
Lam Research Corp.	161,500	78,157,925
		100,259,482
Semiconductors - 16.2%
Advanced Micro Devices, Inc. (a)	334,800	28,672,272
Inphi Corp. (a)	145,600	24,549,616
Marvell Technology Group Ltd.	2,245,751	115,566,346
Microchip Technology, Inc.	327,700	44,603,247
Micron Technology, Inc. (a)	1,201,800	94,064,886
NVIDIA Corp.	340,750	177,050,293
NXP Semiconductors NV	518,300	83,171,601
ON Semiconductor Corp. (a)	1,093,200	37,704,468
Qualcomm, Inc.	267,850	41,859,598
Taiwan Semiconductor Manufacturing Co. Ltd.	1,145,000	24,190,393
Universal Display Corp.	85,159	19,656,400
		691,089,120

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		791,348,602

Software - 31.2%
Application Software - 13.0%
Adobe, Inc. (a)	260,916	119,700,433
Autodesk, Inc. (a)	221,100	61,339,773
HubSpot, Inc. (a)	103,900	38,671,580
Intuit, Inc.	143,200	51,728,136
Kuaishou Technology (a)	40,900	606,649
Qualtrics International, Inc.	20,900	919,600
Salesforce.com, Inc. (a)	645,639	145,630,333
Workday, Inc. Class A (a)	282,300	64,231,719
Zoom Video Communications, Inc. Class A (a)	198,464	73,842,500
		556,670,723
Systems Software - 18.2%
Microsoft Corp.	3,140,700	728,516,772
Rapid7, Inc. (a)	275,900	23,953,638
Tenable Holdings, Inc. (a)	580,400	28,723,996
		781,194,406

TOTAL SOFTWARE		1,337,865,129

Technology Hardware, Storage & Peripherals - 24.7%
Technology Hardware, Storage & Peripherals - 24.7%
Apple, Inc.	7,663,516	1,011,277,573
Pure Storage, Inc. Class A (a)	867,800	20,072,214
Samsung Electronics Co. Ltd.	367,700	26,959,647
		1,058,309,434
Wireless Telecommunication Services - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	149,800	18,886,784
TOTAL COMMON STOCKS
(Cost $2,284,926,819)		4,216,923,353

Convertible Preferred Stocks - 0.6%
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. Series E (b)(c)	9,477,386	10,507,426
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (a)(b)(c)	94,300	5,343,981
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (b)(c)	26,036	2,852,873
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	81,762	1,348,255
Software - 0.2%
Application Software - 0.1%
UiPath, Inc.:
Series A1 (a)(b)(c)	28,893	1,799,334
Series B1 (a)(b)(c)	1,440	89,677
Series B2 (a)(b)(c)	7,167	446,330
		2,335,341
Systems Software - 0.1%
Nuvia, Inc. Series B (b)(c)	678,052	4,983,682

TOTAL SOFTWARE		7,319,023

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $19,179,028)		27,371,558

Preferred Stocks - 0.1%
Enevate Corp. 0% 1/29/23 (b)(c)
(Cost $4,035,056)	4,035,056	4,035,056

Money Market Funds - 0.1%
Fidelity Securities Lending Cash Central Fund 0.09%(f)(g)
(Cost $2,105,084)	2,104,874	2,105,084
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $2,310,245,987)		4,250,435,051
NET OTHER ASSETS (LIABILITIES) - 0.7%		30,131,509
NET ASSETS - 100%		$4,280,566,560

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,047,143 or 1.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,680 or 0.0% of net assets.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
ByteDance Ltd. Series E1	11/18/20	$2,852,873
Convoy, Inc. Series D	10/30/19	$1,107,057
Enevate Corp. Series E	1/29/21	$10,507,436
Enevate Corp. 0% 1/29/23	1/29/21	$4,035,056
Nuvia, Inc. Series B	9/18/20	$2,174,748
Reddit, Inc. Series D	2/4/19	$2,045,018
UiPath, Inc. Series A1	6/14/19	$378,996
UiPath, Inc. Series B1	6/14/19	$18,889
UiPath, Inc. Series B2	6/14/19	$94,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,524
Fidelity Securities Lending Cash Central Fund	14,749
Total	$35,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,216,923,353	$4,156,795,476	$47,285,546	$12,842,331
Convertible Preferred Stocks	27,371,558	--	--	27,371,558
Money Market Funds	2,105,084	2,105,084	--	--
Preferred Securities	4,035,056	--	--	4,035,056
Total Investments in Securities:	$4,250,435,051	$4,158,900,560	$47,285,546	$44,248,945

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$22,141,610
Total Realized Gain (Loss)	(10,626)
Total Unrealized Gain (Loss)	2,625,117
Cost of Purchases	19,570,113
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(77,269)
Ending Balance	$44,248,945
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$2,614,491

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Bermuda	3.5%
Netherlands	2.4%
Singapore	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,012,500) — See accompanying schedule: Unaffiliated issuers (cost $2,308,140,903)	$4,248,329,967
Fidelity Central Funds (cost $2,105,084)	2,105,084
Total Investment in Securities (cost $2,310,245,987)		$4,250,435,051
Foreign currency held at value (cost $38,008)		39,114
Receivable for investments sold		109,168,323
Receivable for fund shares sold		5,988,380
Dividends receivable		768,427
Distributions receivable from Fidelity Central Funds		1,942
Prepaid expenses		13,494
Other receivables		190,576
Total assets		4,366,605,307
Liabilities
Payable to custodian bank	$437,345
Payable for investments purchased	70,217,820
Payable for fund shares redeemed	7,499,481
Accrued management fee	1,914,023
Distribution and service plan fees payable	930,830
Other affiliated payables	635,428
Other payables and accrued expenses	2,314,570
Collateral on securities loaned	2,089,250
Total liabilities		86,038,747
Net Assets		$4,280,566,560
Net Assets consist of:
Paid in capital		$2,108,007,447
Total accumulated earnings (loss)		2,172,559,113
Net Assets		$4,280,566,560
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,628,245,036 ÷ 18,468,899 shares)(a)		$88.16
Maximum offering price per share (100/94.25 of $88.16)		$93.54
Class M:
Net Asset Value and redemption price per share ($560,502,041 ÷ 6,836,202 shares)(a)		$81.99
Maximum offering price per share (100/96.50 of $81.99)		$84.96
Class C:
Net Asset Value and offering price per share ($405,067,513 ÷ 5,789,805 shares)(a)		$69.96
Class I:
Net Asset Value, offering price and redemption price per share ($1,276,899,429 ÷ 13,151,625 shares)		$97.09
Class Z:
Net Asset Value, offering price and redemption price per share ($409,852,541 ÷ 4,228,994 shares)		$96.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$10,550,541
Income from Fidelity Central Funds (including $14,749 from security lending)		35,273
Total income		10,585,814
Expenses
Management fee	$10,415,548
Transfer agent fees	3,123,488
Distribution and service plan fees	5,099,413
Accounting fees	518,902
Custodian fees and expenses	38,324
Independent trustees' fees and expenses	9,000
Registration fees	158,057
Audit	29,147
Legal	6,811
Interest	1,590
Miscellaneous	11,984
Total expenses before reductions	19,412,264
Expense reductions	(65,923)
Total expenses after reductions		19,346,341
Net investment income (loss)		(8,760,527)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	399,097,037
Fidelity Central Funds	(6,808)
Foreign currency transactions	28,896
Total net realized gain (loss)		399,119,125
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $612,008)	463,404,925
Fidelity Central Funds	(2,761)
Assets and liabilities in foreign currencies	(397)
Total change in net unrealized appreciation (depreciation)		463,401,767
Net gain (loss)		862,520,892
Net increase (decrease) in net assets resulting from operations		$853,760,365

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,760,527)	$(5,301,466)
Net realized gain (loss)	399,119,125	215,447,351
Change in net unrealized appreciation (depreciation)	463,401,767	892,209,504
Net increase (decrease) in net assets resulting from operations	853,760,365	1,102,355,389
Distributions to shareholders	(319,176,590)	(62,368,648)
Share transactions - net increase (decrease)	265,899,275	286,541,904
Total increase (decrease) in net assets	800,483,050	1,326,528,645
Net Assets
Beginning of period	3,480,083,510	2,153,554,865
End of period	$4,280,566,560	$3,480,083,510

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Technology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$76.36	$52.61	$60.37	$52.11	$37.86	$36.83
Income from Investment Operations
Net investment income (loss)A	(.19)	(.12)	.02	(.13)	(.07)	(.10)
Net realized and unrealized gain (loss)	19.01	25.35	1.84	12.80	14.95	2.74
Total from investment operations	18.82	25.23	1.86	12.67	14.88	2.64
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(7.02)	(1.48)	(9.62)	(4.41)	(.63)	(1.61)
Total distributions	(7.02)	(1.48)	(9.62)	(4.41)	(.63)	(1.61)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$88.16	$76.36	$52.61	$60.37	$52.11	$37.86
Total ReturnC,D,E	24.63%	48.83%	7.26%	25.43%	39.85%	7.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	1.01%	1.03%	1.05%	1.07%	1.09%
Expenses net of fee waivers, if any	.99%H	1.01%	1.03%	1.05%	1.07%	1.09%
Expenses net of all reductions	.99%H	1.01%	1.02%	1.04%	1.07%	1.07%
Net investment income (loss)	(.45)%H	(.20)%	.04%	(.23)%	(.17)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,628,245	$1,339,059	$884,749	$825,118	$637,315	$480,573
Portfolio turnover rateI	59%H	40%J	88%	84%	73%J	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$71.37	$49.28	$57.23	$49.63	$36.14	$35.26
Income from Investment Operations
Net investment income (loss)A	(.28)	(.25)	(.10)	(.27)	(.18)	(.18)
Net realized and unrealized gain (loss)	17.77	23.71	1.63	12.16	14.26	2.61
Total from investment operations	17.49	23.46	1.53	11.89	14.08	2.43
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(6.87)	(1.37)	(9.48)	(4.29)	(.59)	(1.55)
Total distributions	(6.87)	(1.37)	(9.48)	(4.29)	(.59)	(1.55)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$81.99	$71.37	$49.28	$57.23	$49.63	$36.14
Total ReturnC,D,E	24.49%	48.44%	7.00%	25.09%	39.50%	7.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.26%	1.28%	1.31%	1.33%	1.35%
Expenses net of fee waivers, if any	1.24%H	1.26%	1.28%	1.31%	1.33%	1.35%
Expenses net of all reductions	1.24%H	1.26%	1.28%	1.30%	1.33%	1.34%
Net investment income (loss)	(.70)%H	(.45)%	(.22)%	(.49)%	(.43)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$560,502	$464,093	$321,915	$328,709	$274,918	$203,727
Portfolio turnover rateI	59%H	40%J	88%	84%	73%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$61.67	$42.81	$51.18	$44.86	$32.83	$32.27
Income from Investment Operations
Net investment income (loss)A	(.41)	(.46)	(.30)	(.49)	(.35)	(.31)
Net realized and unrealized gain (loss)	15.33	20.52	1.22	10.95	12.92	2.37
Total from investment operations	14.92	20.06	.92	10.46	12.57	2.06
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(6.63)	(1.20)	(9.29)	(4.14)	(.54)	(1.50)
Total distributions	(6.63)	(1.20)	(9.29)	(4.14)	(.54)	(1.50)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$69.96	$61.67	$42.81	$51.18	$44.86	$32.83
Total ReturnC,D,E	24.17%	47.69%	6.44%	24.48%	38.79%	7.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.77%	1.79%	1.81%	1.83%	1.85%
Expenses net of fee waivers, if any	1.75%H	1.77%	1.79%	1.81%	1.83%	1.85%
Expenses net of all reductions	1.75%H	1.77%	1.78%	1.80%	1.82%	1.83%
Net investment income (loss)	(1.21)%H	(.96)%	(.72)%	(.99)%	(.93)%	(1.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$405,068	$343,585	$240,358	$321,616	$237,583	$151,321
Portfolio turnover rateI	59%H	40%J	88%	84%	73%J	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$83.56	$57.41	$64.86	$55.69	$40.30	$39.03
Income from Investment Operations
Net investment income (loss)A	(.09)	.04	.17	.02	.06	.02
Net realized and unrealized gain (loss)	20.82	27.72	2.15	13.71	15.96	2.92
Total from investment operations	20.73	27.76	2.32	13.73	16.02	2.94
Distributions from net investment income	–	–	(.01)	–	–	–
Distributions from net realized gain	(7.20)	(1.61)	(9.76)	(4.56)	(.63)	(1.67)
Total distributions	(7.20)	(1.61)	(9.77)	(4.56)	(.63)	(1.67)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$97.09	$83.56	$57.41	$64.86	$55.69	$40.30
Total ReturnC,D	24.80%	49.22%	7.56%	25.75%	40.26%	8.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.76%	.78%	.77%	.75%
Expenses net of fee waivers, if any	.73%G	.74%	.76%	.78%	.77%	.75%
Expenses net of all reductions	.73%G	.74%	.76%	.77%	.77%	.74%
Net investment income (loss)	(.19)%G	.07%	.30%	.03%	.13%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,276,899	$1,035,091	$674,914	$734,661	$403,024	$669,599
Portfolio turnover rateH	59%G	40%I	88%	84%	73%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$83.44	$57.34	$67.88
Income from Investment Operations
Net investment income (loss)B	(.03)	.12	.23
Net realized and unrealized gain (loss)	20.79	27.68	(.90)C
Total from investment operations	20.76	27.80	(.67)
Distributions from net investment income	–	–	(.11)
Distributions from net realized gain	(7.29)	(1.70)	(9.76)
Total distributions	(7.29)	(1.70)	(9.87)
Redemption fees added to paid in capitalB	–	–	–
Net asset value, end of period	$96.91	$83.44	$57.34
Total ReturnD,E	24.88%	49.39%	2.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.62%	.63%H
Expenses net of fee waivers, if any	.61%H	.62%	.63%H
Expenses net of all reductions	.61%H	.62%	.62%H
Net investment income (loss)	(.07)%H	.19%	.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$409,853	$298,255	$31,619
Portfolio turnover rateI	59%H	40%J	88%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
NextEra Energy, Inc.	14.6
Edison International	7.6
Southern Co.	7.3
Sempra Energy	6.7
PG&E Corp.	6.0
The AES Corp.	5.5
Exelon Corp.	4.9
Duke Energy Corp.	4.8
FirstEnergy Corp.	4.8
American Electric Power Co., Inc.	4.8
67.0

Top Industries (% of fund's net assets)

As of January 31, 2021
Electric Utilities	63.4%
Multi-Utilities	21.1%
Independent Power and Renewable Electricity Producers	13.1%
All Others*	2.4%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Utilities Fund

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Electric Utilities - 63.4%
Electric Utilities - 63.4%
American Electric Power Co., Inc.	337,417	$27,300,409
Duke Energy Corp.	294,851	27,715,994
Edison International	747,090	43,450,754
Evergy, Inc.	369,089	19,831,152
Exelon Corp.	669,572	27,827,412
FirstEnergy Corp.	895,116	27,533,768
NextEra Energy, Inc.	1,035,348	83,728,594
NRG Energy, Inc.	401,915	16,643,300
PG&E Corp. (a)	3,019,689	34,515,045
Portland General Electric Co.	33,625	1,422,001
PPL Corp.	397,888	11,009,561
Southern Co.	705,987	41,596,754
		362,574,744
Independent Power and Renewable Electricity Producers - 13.1%
Independent Power Producers & Energy Traders - 9.7%
Clearway Energy, Inc.:
Class A	66,926	1,929,477
Class C	305,178	9,454,414
The AES Corp.	1,291,120	31,490,417
Vistra Corp.	622,327	12,427,870
		55,302,178
Renewable Electricity - 3.4%
NextEra Energy Partners LP (b)	146,785	11,962,978
Sunnova Energy International, Inc. (a)	175,600	7,700,060
		19,663,038

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		74,965,216

Multi-Utilities - 21.1%
Multi-Utilities - 21.1%
CenterPoint Energy, Inc. (b)	1,267,469	26,730,921
Dominion Energy, Inc.	373,776	27,244,533
NiSource, Inc.	353,252	7,824,532
Public Service Enterprise Group, Inc.	370,505	20,907,597
Sempra Energy	309,900	38,353,224
		121,060,807
TOTAL COMMON STOCKS
(Cost $455,487,758)		558,600,767

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.09% (c)	11,598,610	11,600,929
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	14,680,757	14,682,225
TOTAL MONEY MARKET FUNDS
(Cost $26,283,154)		26,283,154
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $481,770,912)		584,883,921
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(12,725,418)
NET ASSETS - 100%		$572,158,503

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,592
Fidelity Securities Lending Cash Central Fund	1,600
Total	$3,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$558,600,767	$558,600,767	$--	$--
Money Market Funds	26,283,154	26,283,154	--	--
Total Investments in Securities:	$584,883,921	$584,883,921	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,303,459) — See accompanying schedule: Unaffiliated issuers (cost $455,487,758)	$558,600,767
Fidelity Central Funds (cost $26,283,154)	26,283,154
Total Investment in Securities (cost $481,770,912)		$584,883,921
Receivable for investments sold		2,666,718
Receivable for fund shares sold		470,155
Dividends receivable		986,464
Distributions receivable from Fidelity Central Funds		415
Prepaid expenses		2,120
Other receivables		17,989
Total assets		589,027,782
Liabilities
Payable for fund shares redeemed	$1,669,805
Accrued management fee	257,216
Distribution and service plan fees payable	126,594
Other affiliated payables	105,420
Other payables and accrued expenses	28,019
Collateral on securities loaned	14,682,225
Total liabilities		16,869,279
Net Assets		$572,158,503
Net Assets consist of:
Paid in capital		$477,059,223
Total accumulated earnings (loss)		95,099,280
Net Assets		$572,158,503
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($245,745,509 ÷ 7,493,766 shares)(a)		$32.79
Maximum offering price per share (100/94.25 of $32.79)		$34.79
Class M:
Net Asset Value and redemption price per share ($60,639,073 ÷ 1,844,456 shares)(a)		$32.88
Maximum offering price per share (100/96.50 of $32.88)		$34.07
Class C:
Net Asset Value and offering price per share ($56,588,305 ÷ 1,767,041 shares)(a)		$32.02
Class I:
Net Asset Value, offering price and redemption price per share ($153,401,233 ÷ 4,571,383 shares)		$33.56
Class Z:
Net Asset Value, offering price and redemption price per share ($55,784,383 ÷ 1,663,683 shares)		$33.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$6,950,908
Income from Fidelity Central Funds (including $1,600 from security lending)		3,192
Total income		6,954,100
Expenses
Management fee	$1,554,872
Transfer agent fees	535,069
Distribution and service plan fees	753,703
Accounting fees	109,374
Custodian fees and expenses	4,265
Independent trustees' fees and expenses	1,462
Registration fees	65,561
Audit	26,973
Legal	28,568
Interest	391
Miscellaneous	1,809
Total expenses before reductions	3,082,047
Expense reductions	(25,508)
Total expenses after reductions		3,056,539
Net investment income (loss)		3,897,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,452,818
Fidelity Central Funds	(255)
Total net realized gain (loss)		16,452,563
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	30,294,397
Fidelity Central Funds	(390)
Assets and liabilities in foreign currencies	268
Total change in net unrealized appreciation (depreciation)		30,294,275
Net gain (loss)		46,746,838
Net increase (decrease) in net assets resulting from operations		$50,644,399

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,897,561	$13,100,736
Net realized gain (loss)	16,452,563	(12,378,282)
Change in net unrealized appreciation (depreciation)	30,294,275	(24,427,855)
Net increase (decrease) in net assets resulting from operations	50,644,399	(23,705,401)
Distributions to shareholders	(12,048,406)	(13,931,390)
Share transactions - net increase (decrease)	(77,693,421)	5,532,255
Total increase (decrease) in net assets	(39,097,428)	(32,104,536)
Net Assets
Beginning of period	611,255,931	643,360,467
End of period	$572,158,503	$611,255,931

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Utilities Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.67	$31.73	$31.54	$29.74	$27.59	$25.48
Income from Investment Operations
Net investment income (loss)A	.21	.60	.67	.49	.50	.44
Net realized and unrealized gain (loss)	2.59	(1.03)	2.81	2.38	2.14	2.75
Total from investment operations	2.80	(.43)	3.48	2.87	2.64	3.19
Distributions from net investment income	(.68)	(.62)	(.48)	(.49)	(.49)	(.46)
Distributions from net realized gain	–	–B	(2.81)	(.58)	–	(.61)
Total distributions	(.68)	(.63)C	(3.29)	(1.07)	(.49)	(1.08)C
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$32.79	$30.67	$31.73	$31.54	$29.74	$27.59
Total ReturnD,E,F	9.16%	(1.56)%	11.73%	9.84%	9.87%	13.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%I	1.06%	1.08%	1.12%	1.12%	1.13%
Expenses net of fee waivers, if any	1.06%I	1.06%	1.07%	1.11%	1.12%	1.13%
Expenses net of all reductions	1.05%I	1.05%	1.06%	1.09%	1.11%	1.12%
Net investment income (loss)	1.31%I	1.88%	2.14%	1.66%	1.87%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$245,746	$249,158	$268,246	$173,999	$160,040	$178,116
Portfolio turnover rateJ	53%I	80%K	56%	106%	37%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.71	$31.77	$31.58	$29.77	$27.62	$25.49
Income from Investment Operations
Net investment income (loss)A	.17	.51	.58	.41	.42	.36
Net realized and unrealized gain (loss)	2.60	(1.03)	2.81	2.38	2.14	2.77
Total from investment operations	2.77	(.52)	3.39	2.79	2.56	3.13
Distributions from net investment income	(.60)	(.53)	(.39)	(.40)	(.41)	(.39)
Distributions from net realized gain	–	–B	(2.81)	(.58)	–	(.61)
Total distributions	(.60)	(.54)C	(3.20)	(.98)	(.41)	(1.00)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$32.88	$30.71	$31.77	$31.58	$29.77	$27.62
Total ReturnD,E,F	9.03%	(1.82)%	11.38%	9.53%	9.51%	13.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.34%I	1.33%	1.36%	1.41%	1.41%	1.43%
Expenses net of fee waivers, if any	1.34%I	1.33%	1.36%	1.41%	1.41%	1.43%
Expenses net of all reductions	1.33%I	1.33%	1.35%	1.39%	1.41%	1.42%
Net investment income (loss)	1.03%I	1.60%	1.86%	1.36%	1.57%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$60,639	$58,773	$61,741	$46,669	$48,152	$56,403
Portfolio turnover rateJ	53%I	80%K	56%	106%	37%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$29.83	$30.90	$30.81	$29.07	$26.98	$24.91
Income from Investment Operations
Net investment income (loss)A	.09	.35	.42	.26	.29	.25
Net realized and unrealized gain (loss)	2.51	(1.01)	2.74	2.33	2.09	2.70
Total from investment operations	2.60	(.66)	3.16	2.59	2.38	2.95
Distributions from net investment income	(.41)	(.40)	(.26)	(.27)	(.29)	(.27)
Distributions from net realized gain	–	–B	(2.81)	(.58)	–	(.61)
Total distributions	(.41)	(.41)C	(3.07)	(.85)	(.29)	(.88)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$32.02	$29.83	$30.90	$30.81	$29.07	$26.98
Total ReturnD,E,F	8.74%	(2.28)%	10.87%	9.04%	9.01%	12.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.82%I	1.81%	1.83%	1.87%	1.87%	1.88%
Expenses net of fee waivers, if any	1.82%I	1.81%	1.83%	1.87%	1.87%	1.88%
Expenses net of all reductions	1.81%I	1.80%	1.82%	1.85%	1.86%	1.88%
Net investment income (loss)	.56%I	1.12%	1.39%	.90%	1.11%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$56,588	$63,458	$66,525	$53,099	$56,964	$70,957
Portfolio turnover rateJ	53%I	80%K	56%	106%	37%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.40	$32.47	$32.21	$30.35	$28.14	$25.97
Income from Investment Operations
Net investment income (loss)A	.26	.71	.76	.59	.59	.53
Net realized and unrealized gain (loss)	2.67	(1.07)	2.88	2.43	2.17	2.78
Total from investment operations	2.93	(.36)	3.64	3.02	2.76	3.31
Distributions from net investment income	(.77)	(.71)	(.58)	(.58)	(.55)	(.53)
Distributions from net realized gain	–	–B	(2.81)	(.58)	–	(.61)
Total distributions	(.77)	(.71)	(3.38)C	(1.16)	(.55)	(1.14)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$33.56	$31.40	$32.47	$32.21	$30.35	$28.14
Total ReturnD,E	9.34%	(1.30)%	12.04%	10.14%	10.17%	13.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.79%	.81%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.78%H	.78%	.80%	.84%	.85%	.84%
Expenses net of all reductions	.78%H	.78%	.79%	.82%	.84%	.84%
Net investment income (loss)	1.59%H	2.15%	2.41%	1.93%	2.14%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$153,401	$187,833	$229,777	$55,462	$46,943	$62,600
Portfolio turnover rateI	53%H	80%J	56%	106%	37%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$31.42	$32.48	$33.14
Income from Investment Operations
Net investment income (loss)B	.28	.74	.63
Net realized and unrealized gain (loss)	2.66	(1.04)	2.13
Total from investment operations	2.94	(.30)	2.76
Distributions from net investment income	(.83)	(.75)	(.61)
Distributions from net realized gain	–	–C	(2.81)
Total distributions	(.83)	(.76)D	(3.42)
Net asset value, end of period	$33.53	$31.42	$32.48
Total ReturnE,F	9.37%	(1.15)%	9.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.65%	.66%I
Expenses net of fee waivers, if any	.65%I	.65%	.66%I
Expenses net of all reductions	.65%I	.64%	.64%I
Net investment income (loss)	1.72%I	2.29%	2.41%I
Supplemental Data
Net assets, end of period (000 omitted)	$55,784	$52,034	$17,071
Portfolio turnover rateJ	53%I	80%K	56%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financial Services Fund and Fidelity Advisor Health Care Fund. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Fidelity Advisor Biotechnology Fund and Fidelity Advisor Technology Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 40,535,822	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$0.59 - $50.79 / $20.93	Increase
			Premium rate	24.8% - 30.9% / 28.1%	Increase
		Discounted cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Technology Fund:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 40,213,889	Market comparable	Enterprise value/Sales multiple (EV/S)	2.2 - 23.2 / 12.9	Increase
			Discount rate	32.5%	Decrease
			Premium rate	1.3% - 90.0% / 27.7%	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$1.11 - $109.57 / $24.48	Increase
			Discount rate	75.0%	Decrease
Preferred Securities	$ 4,035,056	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Energy Fund	$86,596
Fidelity Advisor Technology Fund	138,683

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustees compensation, net operating losses, capital loss carryforwards, defaulted bonds, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Biotechnology Fund	$2,120,756,833	$972,413,198	$(78,816,419)	$893,596,779
Fidelity Advisor Communications Equipment Fund	14,039,410	6,894,830	(232,755)	6,662,075
Fidelity Advisor Consumer Discretionary Fund	341,263,648	250,724,155	(5,442,547)	245,281,608
Fidelity Advisor Energy Fund	489,889,916	42,691,450	(87,312,812)	(44,621,362)
Fidelity Advisor Financial Services Fund	280,871,469	57,270,423	(14,627,401)	42,643,022
Fidelity Advisor Health Care Fund	4,759,728,913	2,274,201,410	(93,845,026)	2,180,356,384
Fidelity Advisor Industrials Fund	477,372,055	105,788,473	(15,983,668)	89,804,805
Fidelity Advisor Semiconductors Fund	285,323,047	217,365,585	(2,127,476)	215,238,109
Fidelity Advisor Technology Fund	2,319,140,772	1,953,108,193	(21,813,914)	1,931,294,279
Fidelity Advisor Utilities Fund	484,229,073	109,956,769	(9,301,921)	100,654,848

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Advisor Communications Equipment Fund	(1,092,952)	–	(1,092,952)
Fidelity Advisor Energy Fund	(163,889,041)	(113,158,508)	(277,047,549)
Fidelity Advisor Utilities Fund	(13,464,169)	–	(13,464,169)

In addition, certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2019 to July 31, 2020, and ordinary losses recognized during the period January 1, 2020 to July 31, 2020. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Fidelity Advisor Biotechnology Fund	$(15,917,227)	$–
Fidelity Advisor Communications Equipment Fund	–	(17,116)
Fidelity Advisor Consumer Discretionary Fund	–	(687,868)
Fidelity Advisor Industrials Fund	(1,998,398)	(197,196)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Biotechnology Fund	14,522,990.52%

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	1,151,271,382	1,180,570,676
Fidelity Advisor Communications Equipment Fund	5,536,626	6,646,464
Fidelity Advisor Consumer Discretionary Fund	175,771,574	143,457,515
Fidelity Advisor Energy Fund	69,892,626	78,949,816
Fidelity Advisor Financial Services Fund	86,334,145	126,835,797
Fidelity Advisor Health Care Fund	1,643,990,199	1,266,612,400
Fidelity Advisor Industrials Fund	501,263,605	463,393,048
Fidelity Advisor Semiconductors Fund	123,632,235	110,776,905
Fidelity Advisor Technology Fund	1,143,282,985	1,205,389,646
Fidelity Advisor Utilities Fund	151,504,292	236,432,702

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Biotechnology Fund	.30%	.23%	.53%
Fidelity Advisor Communications Equipment Fund	.30%	.23%	.53%
Fidelity Advisor Consumer Discretionary Fund	.30%	.23%	.53%
Fidelity Advisor Energy Fund	.30%	.23%	.53%
Fidelity Advisor Financial Services Fund	.30%	.23%	.53%
Fidelity Advisor Health Care Fund	.30%	.23%	.53%
Fidelity Advisor Industrials Fund	.30%	.23%	.53%
Fidelity Advisor Semiconductors Fund	.30%	.23%	.53%
Fidelity Advisor Technology Fund	.30%	.23%	.53%
Fidelity Advisor Utilities Fund	.30%	.23%	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	-%	.25%	$970,486	$11,651
Class M	.25%	.25%	392,494	854
Class C	.75%	.25%	2,004,249	137,217
			$3,367,229	$149,722
Fidelity Advisor Communications Equipment Fund
Class A	-%	.25%	$11,925	$621
Class M	.25%	.25%	9,858	–
Class C	.75%	.25%	12,543	2,190
			$34,326	$2,811
Fidelity Advisor Consumer Discretionary Fund
Class A	-%	.25%	$229,298	$5,150
Class M	.25%	.25%	96,524	–
Class C	.75%	.25%	367,408	30,401
			$693,230	$35,551
Fidelity Advisor Energy Fund
Class A	-%	.25%	$143,845	$8,113
Class M	.25%	.25%	109,928	1,416
Class C	.75%	.25%	216,968	43,828
			$470,741	$53,357
Fidelity Advisor Financial Services Fund
Class A	-%	.25%	$142,259	$4,201
Class M	.25%	.25%	92,860	102
Class C	.75%	.25%	215,953	18,707
			$451,072	$23,101
Fidelity Advisor Health Care Fund
Class A	-%	.25%	$1,823,086	$36,523
Class M	.25%	.25%	908,250	4,440
Class C	.75%	.25%	3,427,554	450,683
			$6,158,890	$491,646
Fidelity Advisor Industrials Fund
Class A	-%	.25%	$275,334	$3,196
Class M	.25%	.25%	126,312	802
Class C	.75%	.25%	288,915	15,358
			$690,561	$19,356
Fidelity Advisor Semiconductors Fund
Class A	-%	.25%	$209,013	$7,006
Class M	.25%	.25%	86,617	874
Class C	.75%	.25%	329,138	42,281
			$624,768	$50,161
Fidelity Advisor Technology Fund
Class A	-%	.25%	$1,878,582	$46,524
Class M	.25%	.25%	1,305,490	11,918
Class C	.75%	.25%	1,915,341	324,194
			$5,099,413	$382,636
Fidelity Advisor Utilities Fund
Class A	-%	.25%	$305,140	$7,389
Class M	.25%	.25%	149,266	796
Class C	.75%	.25%	299,297	54,166
			$753,703	$62,351

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	$146,838
Class M	11,570
Class C(a)	10,387
$168,795
Fidelity Advisor Communications Equipment Fund
Class A	$2,747
Class M	311
Class C(a)	92
$3,150
Fidelity Advisor Consumer Discretionary Fund
Class A	$60,318
Class M	6,367
Class C(a)	2,190
$68,875
Fidelity Advisor Energy Fund
Class A	$20,997
Class M	4,711
Class C(a)	8,480
$34,188
Fidelity Advisor Financial Services Fund
Class A	$14,237
Class M	1,633
Class C(a)	4,070
$19,940
Fidelity Advisor Health Care Fund
Class A	$361,977
Class M	28,078
Class C(a)	27,597
$417,652
Fidelity Advisor Industrials Fund
Class A	$23,393
Class M	3,985
Class C(a)	1,110
$28,488
Fidelity Advisor Semiconductors Fund
Class A	$61,815
Class M	3,828
Class C(a)	3,741
$69,384
Fidelity Advisor Technology Fund
Class A	$323,202
Class M	30,800
Class C(a)	27,007
$381,009
Fidelity Advisor Utilities Fund
Class A	$30,090
Class M	6,056
Class C(a)	4,398
$40,544

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Advisor Biotechnology Fund
Class A	$726,493.19
Class M	168,905.22
Class C	369,719.18
Class I	1,030,599.17
Class Z	16,199.04
	$2,311,915
Fidelity Advisor Communications Equipment Fund
Class A	$13,437.28
Class M	5,742.29
Class C	3,578.29
Class I	1,221.16
	$23,978
Fidelity Advisor Consumer Discretionary Fund
Class A	$172,005.19
Class M	38,750.20
Class C	70,752.19
Class I	130,251.16
Class Z	11,975.04
	$423,733
Fidelity Advisor Energy Fund
Class A	$157,580.27
Class M	60,957.28
Class C	55,150.25
Class I	145,900.19
Class Z	8,664.04
	$428,251
Fidelity Advisor Financial Services Fund
Class A	$124,104.22
Class M	41,490.22
Class C	47,790.22
Class I	50,707.17
Class Z	6,091.04
	$270,182
Fidelity Advisor Health Care Fund
Class A	$1,300,018.18
Class M	329,999.18
Class C	617,787.18
Class I	2,382,649.17
Class Z	148,915.04
	$4,779,368
Fidelity Advisor Industrials Fund
Class A	$209,895.19
Class M	50,983.20
Class C	57,407.20
Class I	145,929.17
Class Z	8,129.04
	$472,343
Fidelity Advisor Semiconductors Fund
Class A	$157,411.19
Class M	35,806.21
Class C	64,523.20
Class I	126,440.17
Class Z	2,317.04
	$386,497
Fidelity Advisor Technology Fund
Class A	$1,293,329.17
Class M	439,915.17
Class C	353,255.18
Class I	958,783.16
Class Z	78,206.04
	$3,123,488
Fidelity Advisor Utilities Fund
Class A	$244,995.20
Class M	68,578.23
Class C	61,496.21
Class I	147,865.17
Class Z	12,135.04
	$535,069

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	.03
Fidelity Advisor Communications Equipment Fund	.04
Fidelity Advisor Consumer Discretionary Fund	.04
Fidelity Advisor Energy Fund	.04
Fidelity Advisor Financial Services Fund	.04
Fidelity Advisor Health Care Fund	.02
Fidelity Advisor Industrials Fund	.04
Fidelity Advisor Semiconductors Fund	.04
Fidelity Advisor Technology Fund	.03
Fidelity Advisor Utilities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Biotechnology Fund	$ 35,493
Fidelity Advisor Communications Equipment Fund	303
Fidelity Advisor Consumer Discretionary Fund	1,214
Fidelity Advisor Energy Fund	7,439
Fidelity Advisor Financial Services Fund	2,812
Fidelity Advisor Health Care Fund	23,381
Fidelity Advisor Industrials Fund	9,415
Fidelity Advisor Semiconductors Fund	1,809
Fidelity Advisor Technology Fund	18,508
Fidelity Advisor Utilities Fund	4,379

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Biotechnology Fund	Borrower	$8,588,000.33%		$315
Fidelity Advisor Consumer Discretionary Fund	Borrower	$5,616,250.33%		$204
Fidelity Advisor Energy Fund	Borrower	$10,027,000.34%		$189
Fidelity Advisor Financial Services Fund	Borrower	$8,160,000.34%		$380
Fidelity Advisor Health Care Fund	Borrower	$12,265,111.33%		$1,024
Fidelity Advisor Technology Fund	Borrower	$10,769,000.33%		$1,590
Fidelity Advisor Utilities Fund	Borrower	$8,564,000.33%		$391

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	116,884,558	69,328,590
Fidelity Advisor Communications Equipment Fund	697,485	43,879
Fidelity Advisor Consumer Discretionary Fund	15,818,194	9,315,219
Fidelity Advisor Energy Fund	2,747,269	3,674,950
Fidelity Advisor Financial Services Fund	1,508,401	10,012,844
Fidelity Advisor Health Care Fund	197,763,971	53,658,576
Fidelity Advisor Industrials Fund	33,306,415	40,010,244
Fidelity Advisor Semiconductors Fund	13,232,840	20,207,670
Fidelity Advisor Technology Fund	114,334,033	117,362,604
Fidelity Advisor Utilities Fund	1,099,585	7,943,092

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund received investments and cash in exchange for shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

	Shares	Value of investments and cash
Fidelity Advisor Consumer Discretionary Fund	340,887	$10,509,560
Fidelity Advisor Energy Fund	1,418,542	37,704,833
Fidelity Advisor Financial Services Fund	1,072,326	22,465,229
Fidelity Advisor Health Care Fund	2,311,335	122,939,907
Fidelity Advisor Industrials Fund	331,589	13,207,212
Fidelity Advisor Technology Fund	1,742,932	97,220,739
Fidelity Advisor Utilities Fund	757,866	24,994,414

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Biotechnology Fund	$2,601
Fidelity Advisor Communications Equipment Fund	18
Fidelity Advisor Consumer Discretionary Fund	495
Fidelity Advisor Energy Fund	395
Fidelity Advisor Financial Services Fund	284
Fidelity Advisor Health Care Fund	5,962
Fidelity Advisor Industrials Fund	523
Fidelity Advisor Semiconductors Fund	413
Fidelity Advisor Technology Fund	3,860
Fidelity Advisor Utilities Fund	606

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Biotechnology Fund	$37,897	$73,485	$517,272
Fidelity Advisor Communications Equipment Fund	$840	$496	$–
Fidelity Advisor Consumer Discretionary Fund	$440	$273	$–
Fidelity Advisor Energy Fund	$2,245	$–	$–
Fidelity Advisor Financial Services Fund	$38	$–	$–
Fidelity Advisor Health Care Fund	$18,223	$39,164	$–
Fidelity Advisor Industrials Fund	$210	$–	$–
Fidelity Advisor Semiconductors Fund	$203	$–	$–
Fidelity Advisor Technology Fund	$1,788	$85	$–
Fidelity Advisor Utilities Fund	$191	$–	$–

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Financial Services Fund	$30,656,000.60%		$511

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class of each Fund to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Advisor Communications Equipment Fund
Class A	1.40%	$28,297
Class M	1.65%	11,975
Class C	2.15%	7,633
Class I	1.15%	3,569

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Fidelity Advisor Biotechnology Fund	$33,729	$43
Fidelity Advisor Consumer Discretionary Fund	2,951	–
Fidelity Advisor Financial Services Fund	9,569	–
Fidelity Advisor Health Care Fund	64,427	123
Fidelity Advisor Industrials Fund	2,827	–
Fidelity Advisor Technology Fund	59,533	–
Fidelity Advisor Utilities Fund	24,630	–

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Advisor Biotechnology Fund	$4,173
Fidelity Advisor Communications Equipment Fund	27
Fidelity Advisor Consumer Discretionary Fund	805
Fidelity Advisor Energy Fund	651
Fidelity Advisor Financial Services Fund	450
Fidelity Advisor Health Care Fund	9,399
Fidelity Advisor Industrials Fund	873
Fidelity Advisor Semiconductors Fund	705
Fidelity Advisor Technology Fund	6,390
Fidelity Advisor Utilities Fund	878

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$65,073,691	$40,863,434
Class M	13,799,393	8,608,302
Class C	38,343,013	29,571,463
Class I	96,636,150	61,591,087
Class Z	6,517,393	2,303,394
Total	$220,369,640	$142,937,680
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$2,799,807	$4,116,798
Class M	644,893	929,194
Class C	1,412,829	2,338,201
Class I	2,190,120	3,149,331
Class Z	778,378	723,471
Total	$7,826,027	$11,256,995
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$3,957,441	$2,688,540
Class M	1,322,704	985,221
Class C	1,232,239	659,426
Class I	5,542,085	3,336,904
Class Z	1,451,982	1,110,508
Total	$13,506,451	$8,780,599
Fidelity Advisor Financial Services Fund
Distributions to shareholders
Class A	$3,032,829	$1,824,086
Class M	897,549	493,589
Class C	858,669	317,172
Class I	1,637,605	1,626,928
Class Z	806,152	473,236
Total	$7,232,804	$4,735,011
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$85,255,075	$3,927,602
Class M	21,586,352	1,147,016
Class C	45,636,053	2,538,507
Class I	163,297,129	9,099,909
Class Z	40,256,853	2,607,868
Total	$356,031,462	$19,320,902
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$1,360,584	$18,388,918
Class M	326,687	4,119,707
Class C	410,014	5,971,134
Class I	1,091,334	13,357,871
Class Z	227,127	2,089,800
Total	$3,415,746	$43,927,430
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$8,071,169	$1,274,755
Class M	1,689,234	264,058
Class C	3,556,245	523,732
Class I	7,098,112	1,293,451
Class Z	517,662	140,905
Total	$20,932,422	$3,496,901
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$121,012,095	$24,794,599
Class M	44,308,570	8,680,589
Class C	36,326,191	6,376,707
Class I	89,512,609	18,523,848
Class Z	28,017,125	3,992,905
Total	$319,176,590	$62,368,648
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$5,044,517	$5,344,171
Class M	1,092,413	1,063,561
Class C	758,565	924,262
Class I	3,725,913	5,554,769
Class Z	1,426,998	1,044,627
Total	$12,048,406	$13,931,390

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	2,311,468	4,476,939	$77,806,426	$129,852,578
Reinvestment of distributions	1,730,026	1,386,979	59,374,482	38,627,357
Shares redeemed	(2,547,244)	(6,779,279)	(84,269,418)	(181,633,714)
Net increase (decrease)	1,494,250	(915,361)	$52,911,490	$(13,153,779)
Class M
Shares sold	522,638	875,738	$16,237,331	$23,191,732
Reinvestment of distributions	427,175	326,946	13,669,581	8,546,370
Shares redeemed	(501,689)	(1,197,844)	(15,488,910)	(30,411,303)
Net increase (decrease)	448,124	4,840	$14,418,002	$1,326,799
Class C
Shares sold	704,214	1,316,924	$19,512,844	$31,385,640
Reinvestment of distributions	1,314,550	1,155,478	37,162,311	27,049,731
Shares redeemed	(2,046,006)	(6,033,882)	(56,827,277)	(140,899,467)
Net increase (decrease)	(27,242)	(3,561,480)	$(152,122)	$(82,464,096)
Class I
Shares sold	4,439,844	8,470,953	$156,822,304	$257,423,341
Reinvestment of distributions	2,222,658	1,716,365	81,860,416	50,993,195
Shares redeemed	(4,178,052)	(14,414,703)	(147,531,016)	(407,260,427)
Net increase (decrease)	2,484,450	(4,227,385)	$91,151,704	$(98,843,891)
Class Z
Shares sold	797,960	1,769,931	$28,408,632	$54,979,279
Reinvestment of distributions	144,794	65,751	5,340,056	1,955,433
Shares redeemed	(556,035)	(1,058,458)	(19,636,366)	(31,746,874)
Net increase (decrease)	386,719	777,224	$14,112,322	$25,187,838
Fidelity Advisor Communications Equipment Fund
Class A
Shares sold	99,810	217,044	$1,494,342	$2,771,341
Shares redeemed	(175,338)	(445,959)	(2,480,079)	(6,207,767)
Net increase (decrease)	(75,528)	(228,915)	$(985,737)	$(3,436,426)
Class M
Shares sold	10,416	36,130	$151,083	$462,021
Shares redeemed	(32,221)	(85,605)	(435,435)	(1,118,547)
Net increase (decrease)	(21,805)	(49,475)	$(284,352)	$(656,526)
Class C
Shares sold	8,326	84,351	$104,944	$980,333
Shares redeemed	(33,061)	(256,986)	(409,344)	(3,133,279)
Net increase (decrease)	(24,735)	(172,635)	$(304,400)	$(2,152,946)
Class I
Shares sold	40,390	33,038	$603,251	$466,923
Shares redeemed	(30,762)	(217,484)	(455,086)	(3,137,525)
Net increase (decrease)	9,628	(184,446)	$148,165	$(2,670,602)
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	687,438	987,448	$26,745,414	$29,191,888
Reinvestment of distributions	66,769	132,999	2,706,144	4,013,924
Shares redeemed	(500,215)	(1,723,422)	(19,128,622)	(49,014,820)
Net increase (decrease)	253,992	(602,975)	$10,322,936	$(15,809,008)
Class M
Shares sold	140,247	155,773	$5,095,945	$4,255,414
Reinvestment of distributions	17,054	33,065	639,182	926,158
Shares redeemed	(101,058)	(283,850)	(3,559,836)	(7,619,627)
Net increase (decrease)	56,243	(95,012)	$2,175,291	$(2,438,055)
Class C
Shares sold	276,270	330,132	$8,425,676	$7,749,039
Reinvestment of distributions	43,840	94,530	1,398,073	2,269,668
Shares redeemed	(299,346)	(938,311)	(9,085,553)	(21,317,477)
Net increase (decrease)	20,764	(513,649)	$738,196	$(11,298,770)
Class I
Shares sold	1,684,495	1,960,114	$71,822,417	$61,846,005
Reinvestment of distributions	44,468	86,481	1,963,243	2,831,372
Shares redeemed	(1,179,797)	(3,309,001)	(49,135,954)	(100,848,947)
Net increase (decrease)	549,166	(1,262,406)	$24,649,706	$(36,171,570)
Class Z
Shares sold	690,537	1,633,004(a)	$29,227,009	$53,010,630(a)
Reinvestment of distributions	14,813	21,250	656,091	697,006
Shares redeemed	(682,597)	(538,980)	(28,789,916)	(15,367,644)
Net increase (decrease)	22,753	1,115,274	$1,093,184	$38,339,992
Fidelity Advisor Energy Fund
Class A
Shares sold	1,201,840	2,921,562	$20,574,482	$51,419,972
Reinvestment of distributions	210,429	95,010	3,850,848	2,593,762
Shares redeemed	(1,389,534)	(2,978,037)	(23,435,611)	(63,901,347)
Net increase (decrease)	22,735	38,535	$989,719	$(9,887,613)
Class M
Shares sold	298,981	536,631	$5,538,060	$10,688,495
Reinvestment of distributions	68,479	34,199	1,287,399	957,921
Shares redeemed	(422,594)	(1,050,158)	(7,524,405)	(23,326,366)
Net increase (decrease)	(55,134)	(479,328)	$(698,946)	$(11,679,950)
Class C
Shares sold	257,980	952,342	$4,287,606	$14,926,711
Reinvestment of distributions	71,624	25,382	1,205,425	638,866
Shares redeemed	(589,674)	(1,543,989)	(9,138,315)	(30,880,652)
Net increase (decrease)	(260,070)	(566,265)	$(3,645,284)	$(15,315,075)
Class I
Shares sold	2,226,823	7,515,819	$40,987,570	$141,901,116
Reinvestment of distributions	263,571	107,684	5,089,551	3,095,929
Shares redeemed	(3,026,814)	(6,438,806)	(54,542,538)	(143,255,421)
Net increase (decrease)	(536,420)	1,184,697	$(8,465,417)	$1,741,624
Class Z
Shares sold	1,287,994	3,592,181(a)	$24,174,888	$80,138,784(a)
Reinvestment of distributions	73,062	37,631	1,407,175	1,079,250
Shares redeemed	(1,008,841)	(1,614,597)	(18,481,234)	(34,040,181)
Net increase (decrease)	352,215	2,015,215	$7,100,829	$47,177,853
Fidelity Advisor Financial Services Fund
Class A
Shares sold	397,263	1,136,964	$8,285,281	$22,282,321
Reinvestment of distributions	129,953	74,672	2,873,251	1,748,061
Shares redeemed	(794,234)	(2,181,699)	(15,707,150)	(41,948,958)
Net increase (decrease)	(267,018)	(970,063)	$(4,548,618)	$(17,918,576)
Class M
Shares sold	190,909	410,506	$3,958,235	$8,117,860
Reinvestment of distributions	40,416	21,004	884,297	486,870
Shares redeemed	(347,581)	(744,724)	(6,784,906)	(14,078,849)
Net increase (decrease)	(116,256)	(313,214)	$(1,942,374)	$(5,474,119)
Class C
Shares sold	143,899	294,424	$2,791,279	$5,246,784
Reinvestment of distributions	41,102	13,952	850,822	306,244
Shares redeemed	(514,880)	(1,385,106)	(9,527,226)	(24,631,507)
Net increase (decrease)	(329,879)	(1,076,730)	$(5,885,125)	$(19,078,479)
Class I
Shares sold	1,373,183	3,650,938	$32,020,946	$69,558,772
Reinvestment of distributions	67,057	65,088	1,527,568	1,567,314
Shares redeemed	(2,556,948)	(3,960,034)	(49,108,074)	(78,384,078)
Net increase (decrease)	(1,116,708)	(244,008)	$(15,559,560)	$(7,257,992)
Class Z
Shares sold	362,271	2,376,630(a)	$7,941,193	$46,381,804(a)
Reinvestment of distributions	34,717	19,154	789,123	460,276
Shares redeemed	(753,068)	(1,052,466)	(15,235,376)	(21,123,539)
Net increase (decrease)	(356,080)	1,343,318	$(6,505,060)	$25,718,541
Fidelity Advisor Health Care Fund
Class A
Shares sold	2,609,735	4,416,062	$167,369,248	$241,671,523
Reinvestment of distributions	1,258,717	67,108	80,205,471	3,732,529
Shares redeemed	(2,180,202)	(4,802,715)	(138,323,317)	(249,141,197)
Net increase (decrease)	1,688,250	(319,545)	$109,251,402	$(3,737,145)
Class M
Shares sold	349,629	725,698	$20,706,294	$36,630,755
Reinvestment of distributions	359,459	21,832	21,182,916	1,127,617
Shares redeemed	(529,816)	(1,282,976)	(31,295,167)	(62,338,333)
Net increase (decrease)	179,272	(535,446)	$10,594,043	$(24,579,961)
Class C
Shares sold	1,176,268	2,329,497	$58,408,745	$99,233,205
Reinvestment of distributions	903,358	55,297	44,381,998	2,409,588
Shares redeemed	(1,542,379)	(3,760,176)	(76,633,438)	(154,683,543)
Net increase (decrease)	537,247	(1,375,382)	$26,157,305	$(53,040,750)
Class I
Shares sold	9,883,005	17,332,018	$691,366,370	$1,021,555,878
Reinvestment of distributions	2,063,584	131,180	144,306,442	7,969,368
Shares redeemed	(5,450,742)	(12,512,534)	(378,985,396)	(710,787,677)
Net increase (decrease)	6,495,847	4,950,664	$456,687,416	$318,737,569
Class Z
Shares sold	2,568,961	6,860,756(a)	$180,790,744	$395,026,855(a)
Reinvestment of distributions	465,787	36,769	32,581,809	2,234,471
Shares redeemed	(1,416,790)	(2,206,058)	(99,599,604)	(128,072,955)
Net increase (decrease)	1,617,958	4,691,467	$113,772,949	$269,188,371
Fidelity Advisor Industrials Fund
Class A
Shares sold	388,536	800,781	$15,375,817	$27,338,916
Reinvestment of distributions	31,089	468,175	1,282,420	17,640,658
Shares redeemed	(695,507)	(2,258,552)	(26,720,400)	(74,625,361)
Net increase (decrease)	(275,882)	(989,596)	$(10,062,163)	$(29,645,787)
Class M
Shares sold	98,606	131,299	$3,789,176	$4,482,960
Reinvestment of distributions	8,025	110,476	321,903	4,059,928
Shares redeemed	(141,722)	(492,314)	(5,279,965)	(16,081,940)
Net increase (decrease)	(35,091)	(250,539)	$(1,168,886)	$(7,539,052)
Class C
Shares sold	140,457	141,731	$4,838,108	$4,356,577
Reinvestment of distributions	11,359	169,191	407,004	5,586,569
Shares redeemed	(361,472)	(1,123,620)	(12,147,291)	(33,504,075)
Net increase (decrease)	(209,656)	(812,698)	$(6,902,179)	$(23,560,929)
Class I
Shares sold	2,014,839	1,036,149	$82,636,376	$39,146,978
Reinvestment of distributions	19,975	300,144	876,709	11,996,658
Shares redeemed	(761,135)	(3,220,419)	(31,309,849)	(116,057,356)
Net increase (decrease)	1,273,679	(1,884,126)	$52,203,236	$(64,913,720)
Class Z
Shares sold	388,267	1,106,449(a)	$16,154,426	$41,438,832(a)
Reinvestment of distributions	3,549	50,287	155,552	2,004,432
Shares redeemed	(140,059)	(613,430)	(5,663,037)	(20,747,469)
Net increase (decrease)	251,757	543,306	$10,646,941	$22,695,795
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	732,469	1,918,310	$26,633,798	$49,422,318
Reinvestment of distributions	209,691	45,175	7,894,869	1,246,388
Shares redeemed	(576,718)	(1,538,083)	(20,316,697)	(37,609,605)
Net increase (decrease)	365,442	425,402	$14,211,970	$13,059,101
Class M
Shares sold	106,582	307,639	$3,652,514	$7,466,667
Reinvestment of distributions	46,894	9,966	1,671,302	261,204
Shares redeemed	(108,394)	(313,869)	(3,639,201)	(7,526,473)
Net increase (decrease)	45,082	3,736	$1,684,615	$201,398
Class C
Shares sold	203,190	708,636	$6,173,287	$15,319,387
Reinvestment of distributions	112,361	21,740	3,542,734	509,143
Shares redeemed	(356,503)	(784,252)	(10,649,036)	(16,605,105)
Net increase (decrease)	(40,952)	(53,876)	$(933,015)	$(776,575)
Class I
Shares sold	1,066,413	2,212,446	$40,581,447	$59,935,860
Reinvestment of distributions	170,390	43,044	6,832,623	1,260,337
Shares redeemed	(829,138)	(2,288,478)	(30,463,752)	(59,322,282)
Net increase (decrease)	407,665	(32,988)	$16,950,318	$1,873,915
Class Z
Shares sold	118,135	581,503	$4,456,992	$15,181,099
Reinvestment of distributions	11,859	4,479	474,851	130,911
Shares redeemed	(47,504)	(443,607)	(1,792,237)	(10,785,339)
Net increase (decrease)	82,490	142,375	$3,139,606	$4,526,671
Fidelity Advisor Technology Fund
Class A
Shares sold	1,747,012	4,045,407	$148,986,323	$244,306,097
Reinvestment of distributions	1,308,690	405,797	115,478,824	23,718,843
Shares redeemed	(2,124,065)	(3,730,933)	(180,878,812)	(216,583,380)
Net increase (decrease)	931,637	720,271	$83,586,335	$51,441,560
Class M
Shares sold	671,409	1,410,824	$53,364,850	$79,216,290
Reinvestment of distributions	530,802	156,168	43,573,509	8,545,526
Shares redeemed	(868,566)	(1,596,821)	(69,161,426)	(88,333,760)
Net increase (decrease)	333,645	(29,829)	$27,776,933	$(571,944)
Class C
Shares sold	573,748	1,534,539	$39,322,750	$74,482,342
Reinvestment of distributions	509,172	129,222	35,687,911	6,128,996
Shares redeemed	(864,277)	(1,706,549)	(59,253,166)	(80,576,120)
Net increase (decrease)	218,643	(42,788)	$15,757,495	$35,218
Class I
Shares sold	2,654,304	6,639,669	$246,567,911	$434,536,634
Reinvestment of distributions	859,806	269,988	83,530,124	17,244,124
Shares redeemed	(2,750,364)	(6,277,501)	(253,671,996)	(401,652,852)
Net increase (decrease)	763,746	632,156	$76,426,039	$50,127,906
Class Z
Shares sold	1,423,475	4,274,206(a)	$133,190,454	$266,397,357(a)
Reinvestment of distributions	257,979	60,687	25,013,683	3,867,591
Shares redeemed	(1,026,788)	(1,311,989)	(95,851,664)	(84,755,784)
Net increase (decrease)	654,666	3,022,904	$62,352,473	$185,509,164
Fidelity Advisor Utilities Fund
Class A
Shares sold	453,965	2,392,457	$14,636,336	$77,895,527
Reinvestment of distributions	150,513	152,614	4,887,149	5,172,093
Shares redeemed	(1,234,066)	(2,875,150)	(38,828,258)	(88,551,028)
Net increase (decrease)	(629,588)	(330,079)	$(19,304,773)	$(5,483,408)
Class M
Shares sold	104,189	475,312	$3,322,574	$15,397,803
Reinvestment of distributions	33,030	30,852	1,075,800	1,048,650
Shares redeemed	(206,549)	(535,502)	(6,584,128)	(16,771,407)
Net increase (decrease)	(69,330)	(29,338)	$(2,185,754)	$(324,954)
Class C
Shares sold	119,242	843,228	$3,711,318	$26,750,146
Reinvestment of distributions	23,775	27,506	754,630	910,715
Shares redeemed	(503,321)	(896,060)	(15,551,103)	(27,330,917)
Net increase (decrease)	(360,304)	(25,326)	$(11,085,155)	$329,944
Class I
Shares sold	712,879	4,228,842	$23,462,717	$139,366,410
Reinvestment of distributions	110,504	156,807	3,670,947	5,431,804
Shares redeemed	(2,233,168)	(5,481,417)	(72,539,390)	(172,916,612)
Net increase (decrease)	(1,409,785)	(1,095,768)	$(45,405,726)	$(28,118,398)
Class Z
Shares sold	544,144	2,355,739(a)	$17,877,202	$77,042,807(a)
Reinvestment of distributions	32,015	28,120	1,062,593	973,507
Shares redeemed	(568,769)	(1,253,225)	(18,651,808)	(38,887,243)
Net increase (decrease)	7,390	1,130,634	$287,987	$39,129,071

 (a) Amount includes in-kind exchanges (see the Prior fiscal Year Affiliated Exchanges In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Advisor Biotechnology Fund
Class A	1.01%
Actual		$1,000.00	$1,190.20	$5.58
Hypothetical-C		$1,000.00	$1,020.11	$5.14
Class M	1.29%
Actual		$1,000.00	$1,188.50	$7.12
Hypothetical-C		$1,000.00	$1,018.70	$6.56
Class C	1.76%
Actual		$1,000.00	$1,185.70	$9.70
Hypothetical-C		$1,000.00	$1,016.33	$8.94
Class I	.75%
Actual		$1,000.00	$1,192.10	$4.14
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class Z	.62%
Actual		$1,000.00	$1,192.90	$3.43
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Fidelity Advisor Communications Equipment Fund
Class A	1.39%
Actual		$1,000.00	$1,117.30	$7.42
Hypothetical-C		$1,000.00	$1,018.20	$7.07
Class M	1.64%
Actual		$1,000.00	$1,115.70	$8.75
Hypothetical-C		$1,000.00	$1,016.94	$8.34
Class C	2.14%
Actual		$1,000.00	$1,112.40	$11.39
Hypothetical-C		$1,000.00	$1,014.42	$10.87
Class I	1.14%
Actual		$1,000.00	$1,118.40	$6.09
Hypothetical-C		$1,000.00	$1,019.46	$5.80
Fidelity Advisor Consumer Discretionary Fund
Class A	1.06%
Actual		$1,000.00	$1,226.60	$5.95
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class M	1.32%
Actual		$1,000.00	$1,224.90	$7.40
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.82%
Actual		$1,000.00	$1,222.40	$10.20
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Class I	.79%
Actual		$1,000.00	$1,228.40	$4.44
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class Z	.66%
Actual		$1,000.00	$1,229.20	$3.71
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Fidelity Advisor Energy Fund
Class A	1.16%
Actual		$1,000.00	$1,166.00	$6.33
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class M	1.41%
Actual		$1,000.00	$1,164.30	$7.69
Hypothetical-C		$1,000.00	$1,018.10	$7.17
Class C	1.89%
Actual		$1,000.00	$1,161.40	$10.30
Hypothetical-C		$1,000.00	$1,015.68	$9.60
Class I	.83%
Actual		$1,000.00	$1,168.00	$4.54
Hypothetical-C		$1,000.00	$1,021.02	$4.23
Class Z	.68%
Actual		$1,000.00	$1,168.60	$3.72
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Fidelity Advisor Financial Services Fund
Class A	1.11%
Actual		$1,000.00	$1,282.30	$6.39
Hypothetical-C		$1,000.00	$1,019.61	$5.65
Class M	1.37%
Actual		$1,000.00	$1,280.70	$7.88
Hypothetical-C		$1,000.00	$1,018.30	$6.97
Class C	1.87%
Actual		$1,000.00	$1,277.40	$10.73
Hypothetical-C		$1,000.00	$1,015.78	$9.50
Class I	.81%
Actual		$1,000.00	$1,284.30	$4.66
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Class Z	.69%
Actual		$1,000.00	$1,285.10	$3.97
Hypothetical-C		$1,000.00	$1,021.73	$3.52
Fidelity Advisor Health Care Fund
Class A	.99%
Actual		$1,000.00	$1,124.40	$5.30
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Class M	1.24%
Actual		$1,000.00	$1,122.90	$6.64
Hypothetical-C		$1,000.00	$1,018.95	$6.31
Class C	1.74%
Actual		$1,000.00	$1,120.20	$9.30
Hypothetical-C		$1,000.00	$1,016.43	$8.84
Class I	.73%
Actual		$1,000.00	$1,125.90	$3.91
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class Z	.60%
Actual		$1,000.00	$1,126.70	$3.22
Hypothetical-C		$1,000.00	$1,022.18	$3.06
Fidelity Advisor Industrials Fund
Class A	1.05%
Actual		$1,000.00	$1,161.60	$5.72
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class M	1.31%
Actual		$1,000.00	$1,159.90	$7.13
Hypothetical-C		$1,000.00	$1,018.60	$6.67
Class C	1.81%
Actual		$1,000.00	$1,157.20	$9.84
Hypothetical-C		$1,000.00	$1,016.08	$9.20
Class I	.78%
Actual		$1,000.00	$1,163.20	$4.25
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class Z	.65%
Actual		$1,000.00	$1,163.80	$3.55
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Fidelity Advisor Semiconductors Fund
Class A	1.06%
Actual		$1,000.00	$1,358.50	$6.30
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class M	1.33%
Actual		$1,000.00	$1,356.60	$7.90
Hypothetical-C		$1,000.00	$1,018.50	$6.77
Class C	1.82%
Actual		$1,000.00	$1,353.20	$10.80
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Class I	.79%
Actual		$1,000.00	$1,360.20	$4.70
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class Z	.67%
Actual		$1,000.00	$1,361.00	$3.99
Hypothetical-C		$1,000.00	$1,021.83	$3.41
Fidelity Advisor Technology Fund
Class A	.99%
Actual		$1,000.00	$1,246.30	$5.61
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Class M	1.24%
Actual		$1,000.00	$1,244.90	$7.02
Hypothetical-C		$1,000.00	$1,018.95	$6.31
Class C	1.75%
Actual		$1,000.00	$1,241.70	$9.89
Hypothetical-C		$1,000.00	$1,016.38	$8.89
Class I	.73%
Actual		$1,000.00	$1,248.00	$4.14
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class Z	.61%
Actual		$1,000.00	$1,248.80	$3.46
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Fidelity Advisor Utilities Fund
Class A	1.06%
Actual		$1,000.00	$1,091.60	$5.59
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class M	1.34%
Actual		$1,000.00	$1,090.30	$7.06
Hypothetical-C		$1,000.00	$1,018.45	$6.82
Class C	1.82%
Actual		$1,000.00	$1,087.40	$9.58
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Class I	.78%
Actual		$1,000.00	$1,093.40	$4.12
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class Z	.65%
Actual		$1,000.00	$1,093.70	$3.43
Hypothetical-C		$1,000.00	$1,021.93	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

AFOC-SANN-0321
1.700839.124

Fidelity Advisor® Global Real Estate Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Prologis (REIT), Inc.	7.1
Digital Realty Trust, Inc.	4.8
Duke Realty Corp.	3.7
Vonovia SE	3.4
Mitsui Fudosan Co. Ltd.	2.9
Welltower, Inc.	2.9
Mitsubishi Estate Co. Ltd.	2.7
Ventas, Inc.	2.3
UOL Group Ltd.	2.3
Equity Lifestyle Properties, Inc.	2.1
34.2

Top Five Countries as of January 31, 2021

(excluding cash equivalents)	% of fund's net assets
United States of America	52.8
Japan	8.9
Germany	5.5
Australia	5.3
Singapore	4.9

Top Five REIT Sectors as of January 31, 2021

% of fund's net assets
REITs - Diversified	23.0
REITs - Apartments	10.5
REITs - Warehouse/Industrial	8.6
REITs - Health Care	7.7
REITs - Shopping Centers	5.6

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	100.5%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.5)%

 * Foreign investments - 47.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
Australia - 5.3%
Abacus Property Group unit	19,581	$40,854
Arena (REIT) unit	17,990	39,734
Charter Hall Retail REIT	8,362	22,751
Ingenia Communities Group unit	19,182	73,592
National Storage (REIT) unit	51,749	75,539

TOTAL AUSTRALIA		252,470

Austria - 0.8%
CA Immobilien Anlagen AG	853	36,748
Bailiwick of Guernsey - 1.5%
Sirius Real Estate Ltd.	55,856	72,628
Belgium - 1.1%
Aedifica SA	314	37,991
Inclusio SA	575	14,863

TOTAL BELGIUM		52,854

Canada - 3.8%
Boardwalk (REIT)	2,192	59,345
Dream Industrial (REIT)	9,311	92,327
Flagship Communities (REIT)	1,756	27,271

TOTAL CANADA		178,943

Cayman Islands - 1.6%
CK Asset Holdings Ltd.	15,494	77,837
France - 2.6%
ARGAN SA	468	50,206
Gecina SA	511	72,927

TOTAL FRANCE		123,133

Germany - 5.5%
Instone Real Estate Group BV (a)(b)	3,969	100,907
Vonovia SE	2,440	163,273

TOTAL GERMANY		264,180

Hong Kong - 3.8%
Link (REIT)	9,784	85,432
Sino Land Ltd.	67,544	94,086

TOTAL HONG KONG		179,518

Ireland - 1.9%
Hibernia (REIT) PLC	67,785	90,157
Italy - 0.6%
COIMA RES SpA (b)	4,031	30,721
Japan - 8.9%
Advance Residence Investment Corp.	11	32,555
Kenedix Residential Investment Corp.	28	48,678
LaSalle Logiport REIT	28	43,893
Mitsubishi Estate Co. Ltd.	8,222	129,674
Mitsui Fudosan Co. Ltd.	6,894	139,433
Mitsui Fudosan Logistics Park, Inc.	6	30,016

TOTAL JAPAN		424,249

Luxembourg - 1.3%
Aroundtown SA	8,707	60,609
Singapore - 4.9%
CapitaMall Trust	39,838	64,177
Mapletree Commercial Trust	18,642	29,049
Parkway Life REIT	10,599	33,112
UOL Group Ltd.	19,850	109,381

TOTAL SINGAPORE		235,719

Sweden - 0.8%
Catena AB	861	40,184
United Kingdom - 3.3%
Assura PLC	36,144	35,904
Grainger Trust PLC	18,631	68,107
Segro PLC	1,964	25,677
U & I Group PLC (a)	24,404	29,090

TOTAL UNITED KINGDOM		158,778

United States of America - 52.8%
American Assets Trust, Inc.	891	24,618
American Homes 4 Rent Class A	2,347	70,950
Americold Realty Trust	1,415	49,398
Apartment Income (REIT) Corp.	1,321	51,215
Brandywine Realty Trust (SBI)	2,016	22,176
Crown Castle International Corp.	163	25,959
CubeSmart	2,139	74,523
DiamondRock Hospitality Co.	3,513	28,807
Digital Realty Trust, Inc.	1,579	227,297
Duke Realty Corp.	4,413	174,578
Equinix, Inc.	104	76,956
Equity Lifestyle Properties, Inc.	1,689	102,759
Extra Space Storage, Inc.	751	85,456
Gaming & Leisure Properties	1,870	76,913
Highwoods Properties, Inc. (SBI)	881	33,029
Invitation Homes, Inc.	2,462	72,580
Kimco Realty Corp.	2,790	46,063
Lexington Corporate Properties Trust	3,401	34,860
Mack-Cali Realty Corp.	1,447	18,420
Medical Properties Trust, Inc.	2,184	46,104
Mid-America Apartment Communities, Inc.	575	76,331
National Retail Properties, Inc.	1,553	60,567
Piedmont Office Realty Trust, Inc. Class A	1,669	25,669
Prologis (REIT), Inc.	3,291	339,634
Regency Centers Corp.	1,033	48,737
Ryman Hospitality Properties, Inc.	150	9,728
Spirit Realty Capital, Inc.	1,005	38,753
Sun Communities, Inc.	518	74,141
UDR, Inc.	2,598	99,893
Ventas, Inc.	2,393	110,246
VEREIT, Inc.	1,871	65,915
VICI Properties, Inc.	2,462	62,239
Washington REIT (SBI)	1,338	29,356
Welltower, Inc.	2,300	139,380

TOTAL UNITED STATES OF AMERICA		2,523,250

TOTAL COMMON STOCKS
(Cost $4,321,124)		4,801,978
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,321,124)		4,801,978
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(23,547)
NET ASSETS - 100%		$4,778,431

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,628 or 2.8% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16
Total	$16

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Real Estate	$4,801,978	$4,801,978	$--	$--
Total Investments in Securities:	$4,801,978	$4,801,978	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,321,124)		$4,801,978
Receivable for investments sold		16,300
Receivable for fund shares sold		235
Dividends receivable		10,405
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		19
Receivable from investment adviser for expense reductions		5,838
Other receivables		184
Total assets		4,834,963
Liabilities
Payable to custodian bank	$2,803
Payable for investments purchased	10,344
Accrued management fee	2,700
Audit fees payable	30,524
Custody fees payable	7,646
Distribution and service plan fees payable	867
Other affiliated payables	901
Other payables and accrued expenses	747
Total liabilities		56,532
Net Assets		$4,778,431
Net Assets consist of:
Paid in capital		$4,602,175
Total accumulated earnings (loss)		176,256
Net Assets		$4,778,431
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,050,498 ÷ 201,867 shares)(a)		$10.16
Maximum offering price per share (100/94.25 of $10.16)		$10.78
Class M:
Net Asset Value and redemption price per share ($691,587 ÷ 68,138 shares)(a)		$10.15
Maximum offering price per share (100/96.50 of $10.15)		$10.52
Class C:
Net Asset Value and offering price per share ($177,631 ÷ 17,441 shares)(a)		$10.18
Class I:
Net Asset Value, offering price and redemption price per share ($1,247,008 ÷ 122,664 shares)		$10.17
Class Z:
Net Asset Value, offering price and redemption price per share ($611,707 ÷ 59,975 shares)		$10.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$62,851
Income from Fidelity Central Funds		16
Income before foreign taxes withheld		62,867
Less foreign taxes withheld		(2,697)
Total income		60,170
Expenses
Management fee	$14,310
Transfer agent fees	4,344
Distribution and service plan fees	5,031
Accounting fees and expenses	820
Custodian fees and expenses	10,225
Independent trustees' fees and expenses	10
Registration fees	27,500
Audit	30,084
Legal	5
Miscellaneous	278
Total expenses before reductions	92,607
Expense reductions	(63,718)
Total expenses after reductions		28,889
Net investment income (loss)		31,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $108)	45,564
Fidelity Central Funds	(1)
Foreign currency transactions	61
Total net realized gain (loss)		45,624
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $10)	179,935
Assets and liabilities in foreign currencies	(62)
Total change in net unrealized appreciation (depreciation)		179,873
Net gain (loss)		225,497
Net increase (decrease) in net assets resulting from operations		$256,778

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,281	$73,270
Net realized gain (loss)	45,624	(39,415)
Change in net unrealized appreciation (depreciation)	179,873	(288,457)
Net increase (decrease) in net assets resulting from operations	256,778	(254,602)
Distributions to shareholders	(55,566)	(292,523)
Share transactions - net increase (decrease)	702,429	(2,100,606)
Total increase (decrease) in net assets	903,641	(2,647,731)
Net Assets
Beginning of period	3,874,790	6,522,521
End of period	$4,778,431	$3,874,790

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.69	$10.72	$10.13	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.15	.22	.18	.15
Net realized and unrealized gain (loss)	.53	(.58)	.58	.42	(.26)
Total from investment operations	.60	(.43)	.80	.60	(.11)
Distributions from net investment income	(.13)	(.23)	(.15)	(.13)	(.07)
Distributions from net realized gain	–	(.37)	(.06)	(.14)	(.01)
Total distributions	(.13)	(.60)	(.21)	(.28)C	(.08)
Net asset value, end of period	$10.16	$9.69	$10.72	$10.13	$9.81
Total ReturnD,E,F	6.23%	(4.61)%	8.25%	6.16%	(1.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	4.47%I	4.22%	4.56%	5.86%	8.94%I
Expenses net of fee waivers, if any	1.40%I	1.40%	1.40%	1.40%	1.40%I
Expenses net of all reductions	1.39%I	1.39%	1.39%	1.38%	1.39%I
Net investment income (loss)	1.47%I	1.47%	2.09%	1.80%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,050	$1,732	$3,290	$1,001	$657
Portfolio turnover rateJ	39%I	52%	60%	46%	59%I

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$10.71	$10.11	$9.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.12	.19	.15	.13
Net realized and unrealized gain (loss)	.53	(.58)	.60	.42	(.27)
Total from investment operations	.59	(.46)	.79	.57	(.14)
Distributions from net investment income	(.11)	(.21)	(.13)	(.11)	(.06)
Distributions from net realized gain	–	(.37)	(.06)	(.14)	(.01)
Total distributions	(.11)	(.58)	(.19)	(.25)	(.07)
Net asset value, end of period	$10.15	$9.67	$10.71	$10.11	$9.79
Total ReturnC,D,E	6.06%	(4.87)%	8.06%	5.90%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.72%H	4.46%	4.79%	5.90%	9.20%H
Expenses net of fee waivers, if any	1.65%H	1.66%	1.65%	1.65%	1.65%H
Expenses net of all reductions	1.64%H	1.64%	1.64%	1.63%	1.64%H
Net investment income (loss)	1.22%H	1.22%	1.84%	1.54%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$692	$658	$810	$570	$550
Portfolio turnover rateI	39%H	52%	60%	46%	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.63	$10.63	$10.08	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.07	.14	.10	.08
Net realized and unrealized gain (loss)	.51	(.58)	.59	.42	(.26)
Total from investment operations	.55	(.51)	.73	.52	(.18)
Distributions from net investment income	–	(.12)	(.12)	(.06)	(.05)
Distributions from net realized gain	–	(.37)	(.06)	(.14)	(.01)
Total distributions	–	(.49)	(.18)	(.20)	(.06)
Net asset value, end of period	$10.18	$9.63	$10.63	$10.08	$9.76
Total ReturnC,D,E	5.71%	(5.31)%	7.52%	5.38%	(1.77)%
Ratios to Average Net AssetsF,G
Expenses before reductions	5.33%H	4.46%	5.04%	6.26%	9.75%H
Expenses net of fee waivers, if any	2.15%H	2.16%	2.15%	2.15%	2.15%H
Expenses net of all reductions	2.14%H	2.15%	2.14%	2.13%	2.14%H
Net investment income (loss)	.72%H	.71%	1.34%	1.04%	.90%H
Supplemental Data
Net assets, end of period (000 omitted)	$178	$185	$1,060	$614	$737
Portfolio turnover rateI	39%H	52%	60%	46%	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.71	$10.75	$10.15	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.17	.24	.20	.17
Net realized and unrealized gain (loss)	.54	(.58)	.59	.43	(.26)
Total from investment operations	.62	(.41)	.83	.63	(.09)
Distributions from net investment income	(.16)	(.26)	(.17)	(.16)	(.08)
Distributions from net realized gain	–	(.37)	(.06)	(.14)	(.01)
Total distributions	(.16)	(.63)	(.23)	(.30)	(.09)
Net asset value, end of period	$10.17	$9.71	$10.75	$10.15	$9.82
Total ReturnC,D	6.35%	(4.40)%	8.55%	6.48%	(.80)%
Ratios to Average Net AssetsE,F
Expenses before reductions	4.11%G	3.97%	4.20%	5.41%	8.74%G
Expenses net of fee waivers, if any	1.15%G	1.16%	1.15%	1.15%	1.15%G
Expenses net of all reductions	1.15%G	1.14%	1.14%	1.13%	1.14%G
Net investment income (loss)	1.71%G	1.71%	2.34%	2.04%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,247	$1,066	$1,056	$986	$863
Portfolio turnover rateH	39%G	52%	60%	46%	59%G

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.73	$10.76	$10.01
Income from Investment Operations
Net investment income (loss)B	.09	.19	.22
Net realized and unrealized gain (loss)	.54	(.59)	.76
Total from investment operations	.63	(.40)	.98
Distributions from net investment income	(.16)	(.26)	(.17)
Distributions from net realized gain	–	(.37)	(.06)
Total distributions	(.16)	(.63)	(.23)
Net asset value, end of period	$10.20	$9.73	$10.76
Total ReturnC,D	6.44%	(4.29)%	10.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	3.70%G	3.54%	3.87%G
Expenses net of fee waivers, if any	1.00%G	1.02%	1.00%G
Expenses net of all reductions	1.00%G	1.00%	1.00%G
Net investment income (loss)	1.86%G	1.86%	2.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$612	$233	$306
Portfolio turnover rateH	39%G	52%	60%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$673,722
Gross unrealized depreciation	(266,362)
Net unrealized appreciation (depreciation)	$407,360
Tax cost	$4,394,618

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(202,055)
Long-term	(12,456)
Total capital loss carryforward	$(214,511)

The Fund elected to defer to its next fiscal year approximately $38,721 of ordinary losses recognized during the period January 1,2019 to July 31, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Real Estate Fund	1,658,448	810,940

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,349	$1,438
Class M	.25%	.25%	1,674	1,292
Class C	.75%	.25%	1,008	196
			$5,031	$2,926

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$352
Class M	46
Class C(a)	24
$422

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$2,473.26
Class M	715.21
Class C	303.30
Class I	789.13
Class Z	64.04
	$4,344

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Real Estate Fund	$27

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $28,757 and $53,074, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Global Real Estate Fund	$4

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$28,830
Class M	1.65%	10,290
Class C	2.15%	3,209
Class I	1.15%	17,381
Class Z	1.00%	3,876
		$63,586

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $123 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Class A	$26,351	$122,644
Class M	7,125	42,186
Class C	–	39,171
Class I	19,213	62,776
Class Z	2,877	25,746
Total	$55,566	$292,523

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Class A
Shares sold	25,354	67,738	$252,480	$745,778
Reinvestment of distributions	2,601	11,335	26,351	122,644
Shares redeemed	(4,871)	(207,100)	(48,377)	(2,288,710)
Net increase (decrease)	23,084	(128,027)	$230,454	$(1,420,288)
Class M
Shares sold	6,623	6,383	$64,540	$70,605
Reinvestment of distributions	704	3,899	7,125	42,186
Shares redeemed	(7,274)	(17,790)	(71,609)	(189,680)
Net increase (decrease)	53	(7,508)	$56	$(76,889)
Class C
Shares sold	4,169	4,308	$40,901	$45,165
Reinvestment of distributions	–	3,627	–	39,171
Shares redeemed	(5,941)	(88,473)	(59,760)	(826,012)
Net increase (decrease)	(1,772)	(80,538)	$(18,859)	$(741,676)
Class I
Shares sold	19,282	19,620	$188,516	$193,070
Reinvestment of distributions	1,513	5,477	15,327	59,313
Shares redeemed	(7,959)	(13,550)	(78,921)	(124,872)
Net increase (decrease)	12,836	11,547	$124,922	$127,511
Class Z
Shares sold	41,732	33,783	$422,453	$378,938
Reinvestment of distributions	281	2,125	2,850	23,031
Shares redeemed	(6,031)	(40,352)	(59,447)	(391,233)
Net increase (decrease)	35,982	(4,444)	$365,856	$10,736

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 49% of the total outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Advisor Global Real Estate Fund
Class A	1.40%
Actual		$1,000.00	$1,062.30	$7.28
Hypothetical-C		$1,000.00	$1,018.15	$7.12
Class M	1.65%
Actual		$1,000.00	$1,060.60	$8.57
Hypothetical-C		$1,000.00	$1,016.89	$8.39
Class C	2.15%
Actual		$1,000.00	$1,057.10	$11.15
Hypothetical-C		$1,000.00	$1,014.37	$10.92
Class I	1.15%
Actual		$1,000.00	$1,063.50	$5.98
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class Z	1.00%
Actual		$1,000.00	$1,064.40	$5.20
Hypothetical-C		$1,000.00	$1,020.16	$5.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Global Real Estate Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

AGRE-SANN-0321
1.9881281.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2021